UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                            811-21410

Weitz Funds
(Exact name of registrant as specified in charter)

Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, NE 68131
(Address of principal executive offices)                                                                (Zip code)

Weitz Investment Management, Inc., Blackstone Plaza, 3555 Farnam Street, Suite 800, Omaha, NE 68131
(Name and address of agent for service)

Registrant’s telephone number, including area code:                   (402) 391-1980

Date of fiscal year end:      March 31

Date of reporting period:    March 31, 2025

Item 1. Reports to Stockholders.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	71	0.70

How did the Fund perform last year?

The Fund (Ticker: WBAIX) returned 2.42% for the year ended March 31, 2025.

Equity holdings overall detracted from performance. Top equity contributors included Berkshire Hathaway Inc., Visa Inc., Aon plc, Oracle Corporation, and Mastercard Inc., supported by robust performance from financial sector stocks. Notable equity detractors included Martin Marietta Materials, Inc., Diageo, IDEX Corp., Danaher Corporation, and Microchip Technology Incorporated. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 15	10,000	10,000	10,000
Mar 16	9,920	10,196	10,035
Mar 17	10,547	10,240	10,772
Mar 18	11,292	10,364	11,476
Mar 19	11,990	10,828	12,007
Mar 20	12,044	11,796	11,909
Mar 21	14,686	11,880	14,550
Mar 22	15,443	11,386	14,602
Mar 23	14,823	10,842	13,808
Mar 24	16,649	11,026	15,109
Mar 25	17,052	11,564	15,989

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Institutional - WBAIX	2.42	7.20	5.48
Bloomberg U.S. Aggregate Bond Index	4.88	(0.40)	1.46
Morningstar Moderately Conservative Target Risk Index	5.82	6.07	4.80

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests. Performance for the Institutional Class before inception (3/29/2019) is derived from historical performance of the Investor Class and has not been adjusted for expenses of the Institutional Class, had it, returns would have been different.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	236,962,995
Number of Portfolio Holdings	202
Net Investment Advisory Fees Paid ($)	1,428,649
Portfolio Turnover Rate (%)	25
30-Day SEC Yield (Subsidized) (%)	2.27
30-Day SEC Yield (Unsubsidized) (%)	2.20
Average Effective Maturity (yrs)	2.20
Average Effective Duration (yrs)	1.60

What did the Fund invest in?

Top 10 Equity Holdings

Security	% of Net Assets
Aon plc	2.9
Berkshire Hathaway, Inc.	2.8
Visa, Inc.	2.5
Mastercard, Inc.	2.2
Accenture plc	2.2
Danaher Corp.	2.1
Thermo Fisher Scientific, Inc.	2.0
IDEX Corp.	1.9
Vulcan Materials Co.	1.7
Analog Devices, Inc.	1.7
22.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	74.0
U.S. Government Agency Mortgage Related Securities	6.9
AAA	16.8
A	0.3
BBB	0.4
Cash Equivalents	1.6

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.7	2.5	0.61
Visa, Inc. - Class A	26.5	2.1	0.50
Aon plc - Class A	20.5	2.4	0.50
Oracle Corp.	12.4	1.4	0.30
Mastercard, Inc. - Class A	14.5	2.1	0.28

Sector Breakdown

% of Net Assets
Financials	11.7
Information Technology	8.5
Health Care	6.6
Industrials	6.5
Materials	4.5
Communication Services	2.2
Consumer Staples	1.1
U.S. Treasuries	35.0
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Commercial Mortgage-Backed Securities	1.4
Corporate Bonds	0.2
Cash Equivalents/Other	9.5
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Martin Marietta Materials, Inc.	(21.6)	1.7	(0.42)
Diageo plc - ADR	(27.1)	1.3	(0.41)
IDEX Corp.	(25.3)	1.4	(0.41)
Danaher Corp.	(17.8)	2.2	(0.39)
Microchip Technology, Inc.	(28.8)	0.7	(0.34)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Conservative Allocation Fund

Institutional Class (WBAIX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P815-033125

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Conservative Allocation Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	86	0.85

How did the Fund perform last year?

The Fund (Ticker: WBALX) returned 2.32% for the year ended March 31, 2025.

Equity holdings overall detracted from performance. Top equity contributors included Berkshire Hathaway Inc., Visa Inc., Aon plc, Oracle Corporation, and Mastercard Inc., supported by robust performance from financial sector stocks. Notable equity detractors included Martin Marietta Materials, Inc., Diageo, IDEX Corp., Danaher Corporation, and Microchip Technology Incorporated. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Conservative Allocation Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Morningstar Moderately Conservative Target Risk Index
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 15	10,000	10,000	10,000
Mar 16	9,920	10,196	10,035
Mar 17	10,547	10,240	10,772
Mar 18	11,292	10,364	11,476
Mar 19	11,990	10,828	12,007
Mar 20	12,031	11,796	11,909
Mar 21	14,647	11,880	14,550
Mar 22	15,376	11,386	14,602
Mar 23	14,743	10,842	13,808
Mar 24	16,526	11,026	15,109
Mar 25	16,909	11,564	15,989

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Conservative Allocation Fund - Investor - WBALX	2.32	7.04	5.39
Bloomberg U.S. Aggregate Bond Index	4.88	(0.40)	1.46
Morningstar Moderately Conservative Target Risk Index	5.82	6.07	4.80

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Morningstar Moderately Conservative Target Risk Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	236,962,995
Number of Portfolio Holdings	202
Net Investment Advisory Fees Paid ($)	1,428,649
Portfolio Turnover Rate (%)	25
30-Day SEC Yield (Subsidized) (%)	2.12
30-Day SEC Yield (Unsubsidized) (%)	1.89
Average Effective Maturity (yrs)	2.20
Average Effective Duration (yrs)	1.60

What did the Fund invest in?

Top 10 Equity Holdings

Security	% of Net Assets
Aon plc	2.9
Berkshire Hathaway, Inc.	2.8
Visa, Inc.	2.5
Mastercard, Inc.	2.2
Accenture plc	2.2
Danaher Corp.	2.1
Thermo Fisher Scientific, Inc.	2.0
IDEX Corp.	1.9
Vulcan Materials Co.	1.7
Analog Devices, Inc.	1.7
22.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	74.0
U.S. Government Agency Mortgage Related Securities	6.9
AAA	16.8
A	0.3
BBB	0.4
Cash Equivalents	1.6

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.7	2.5	0.61
Visa, Inc. - Class A	26.5	2.1	0.50
Aon plc - Class A	20.5	2.4	0.50
Oracle Corp.	12.4	1.4	0.30
Mastercard, Inc. - Class A	14.5	2.1	0.28

Sector Breakdown

% of Net Assets
Financials	11.7
Information Technology	8.5
Health Care	6.6
Industrials	6.5
Materials	4.5
Communication Services	2.2
Consumer Staples	1.1
U.S. Treasuries	35.0
Mortgage-Backed Securities	7.3
Asset-Backed Securities	5.5
Commercial Mortgage-Backed Securities	1.4
Corporate Bonds	0.2
Cash Equivalents/Other	9.5
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Martin Marietta Materials, Inc.	(21.6)	1.7	(0.42)
Diageo plc - ADR	(27.1)	1.3	(0.41)
IDEX Corp.	(25.3)	1.4	(0.41)
Danaher Corp.	(17.8)	2.2	(0.39)
Microchip Technology, Inc.	(28.8)	0.7	(0.34)

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Conservative Allocation Fund

Investor Class (WBALX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P104-033125

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	46	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Mar 15	10,000	10,000
Mar 16	10,206	10,196
Mar 17	10,677	10,240
Mar 18	10,827	10,364
Mar 19	11,376	10,828
Mar 20	11,554	11,796
Mar 21	13,042	11,880
Mar 22	12,824	11,386
Mar 23	12,440	10,842
Mar 24	12,932	11,026
Mar 25	13,698	11,564

How did the Fund perform last year?

The Fund (Ticker: WCPBX) returned 5.93% for the year ended March 31, 2025.

Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), corporate bonds, and U.S. Treasuries were top contributors. MBS, CLOs and ABS all benefited from strong coupon income and price appreciation due to tightening spreads during the period. CLO performance was driven by our portfolio of commercial real estate and middle-market corporate CLOs. The ABS segment had notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Institutional - WCPBX	5.93	3.46	3.20
Bloomberg U.S. Aggregate Bond Index	4.88	(0.40)	1.46

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	3,215,468,845
Number of Portfolio Holdings	551
Net Investment Advisory Fees Paid ($)	10,054,795
Portfolio Turnover Rate (%)	11
30-Day SEC Yield (Subsidized) (%)	5.07
30-Day SEC Yield (Unsubsidized) (%)	5.00
Average Effective Maturity (yrs)	9.40
Average Effective Duration (yrs)	5.50

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Less than 1 Year	2.8
1-3 Years	7.3
3-5 Years	15.2
5-7 Years	15.5
7-10 Years	25.7
10 Years or more	33.5
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.8
U.S. Government Agency Mortgage Related Securities	31.7
AAA	6.9
AA	3.8
A	10.9
BBB	14.4
BB	3.4
B	1.1

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	17.5
1-3 Years	10.5
3-5 Years	33.5
5-7 Years	13.3
7-10 Years	2.5
10 Years or more	22.7
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	33.9
U.S. Treasuries	27.5
Asset-Backed Securities	16.8
Corporate Bonds	11.1
Commercial Mortgage-Backed Securities	8.4
Term Loan	0.2
Short-Term Securities Held as Collateral for Securities on Loan	0.1
Corporate Convertible Bonds	0.0
Municipal Bonds	0.0
Cash Equivalents/Other	2.0
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Core Plus Income Fund

Institutional Class (WCPBX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P831-033125

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Core Plus Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period.You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	64	0.62

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Core Plus Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Mar 15	10,000	10,000
Mar 16	10,178	10,196
Mar 17	10,627	10,240
Mar 18	10,755	10,364
Mar 19	11,269	10,828
Mar 20	11,424	11,796
Mar 21	12,885	11,880
Mar 22	12,670	11,386
Mar 23	12,280	10,842
Mar 24	12,752	11,026
Mar 25	13,486	11,564

How did the Fund perform last year?

The Fund (Ticker: WCPNX) returned 5.75% for the year ended March 31, 2025.

Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), corporate bonds, and U.S. Treasuries were top contributors. MBS, CLOs and ABS all benefited from strong coupon income and price appreciation due to tightening spreads during the period. CLO performance was driven by our portfolio of commercial real estate and middle-market corporate CLOs. The ABS segment had notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Investor - WCPNX	5.75	3.37	3.04
Bloomberg U.S. Aggregate Bond Index	4.88	(0.40)	1.46

The above line chart and returns table compares the fund’s results to the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	3,215,468,845
Number of Portfolio Holdings	551
Net Investment Advisory Fees Paid ($)	10,054,795
Portfolio Turnover Rate (%)	11
30-Day SEC Yield (Subsidized) (%)	4.87
30-Day SEC Yield (Unsubsidized) (%)	4.57
Average Effective Maturity (yrs)	9.40
Average Effective Duration (yrs)	5.50

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Less than 1 Year	2.8
1-3 Years	7.3
3-5 Years	15.2
5-7 Years	15.5
7-10 Years	25.7
10 Years or more	33.5
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.8
U.S. Government Agency Mortgage Related Securities	31.7
AAA	6.9
AA	3.8
A	10.9
BBB	14.4
BB	3.4
B	1.1

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	17.5
1-3 Years	10.5
3-5 Years	33.5
5-7 Years	13.3
7-10 Years	2.5
10 Years or more	22.7
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	33.9
U.S. Treasuries	27.5
Asset-Backed Securities	16.8
Corporate Bonds	11.1
Commercial Mortgage-Backed Securities	8.4
Term Loan	0.2
Short-Term Securities Held as Collateral for Securities on Loan	0.1
Corporate Convertible Bonds	0.0
Municipal Bonds	0.0
Cash Equivalents/Other	2.0
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Core Plus Income Fund

Investor Class (WCPNX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P823-033125

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	86	0.86

How did the Fund perform last year?

The Fund (Ticker: WVAIX) returned 0.72% for the year ended March 31, 2025.

Top contributors included Visa Inc., Berkshire Hathaway Inc., Aon plc, Meta Platforms, Inc., and Charter Communications, Inc., benefiting from diverse sector strengths. Primary detractors were Danaher Corp., Global Payments Inc., CoStar Group, Inc., Microchip Technology Incorporated, and Thermo Fisher Scientific, Inc. Technology-adjacent stocks experienced prolonged weakness during the period and life sciences and bioprocessing stocks were restrained as the long-awaited cyclical recovery was muted by headlines highlighting potential new macro headwinds.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Institutional
Russell 1000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Large Cap Equity Fund - Institutional	Russell 1000 Index
Mar 15	10,000	10,000
Mar 16	9,212	10,048
Mar 17	10,139	11,799
Mar 18	11,099	13,449
Mar 19	12,133	14,700
Mar 20	11,460	13,529
Mar 21	18,023	21,711
Mar 22	19,610	24,592
Mar 23	17,476	22,528
Mar 24	23,058	29,257
Mar 25	23,223	31,545

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Institutional - WVAIX	0.72	15.17	8.79
Russell 1000 Index	7.82	18.45	12.17

The above line chart and returns table compares the fund’s results to the Russell 1000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	856,967,500
Number of Portfolio Holdings	28
Net Investment Advisory Fees Paid ($)	6,951,370
Portfolio Turnover Rate (%)	31

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Danaher Corp.	6.5
Visa, Inc.	5.9
Mastercard, Inc.	4.9
Global Payments, Inc.	4.6
Berkshire Hathaway, Inc.	4.5
Thermo Fisher Scientific, Inc.	4.4
CoStar Group, Inc.	4.2
IDEX Corp.	4.2
Equifax, Inc.	4.1
Meta Platforms, Inc.	4.0
47.3

Capitalization (% of Common Stock)

Value	Value
>$50B	66.1
$25-$50B	19.6
$10-$25B	12.2
$2.5-$10B	2.1

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Visa, Inc. - Class A	26.5	5.2	1.25
Berkshire Hathaway, Inc. - Class B	26.6	5.0	1.13
Aon plc - Class A	20.4	4.3	1.06
Meta Platforms, Inc. - Class A	19.6	4.7	1.05
Charter Communications, Inc. - Class A	26.4	4.1	1.03

Sector Breakdown

% of Net Assets
Financials	23.9
Information Technology	23.6
Health Care	15.1
Communication Services	11.1
Industrials	10.7
Consumer Discretionary	6.6
Real Estate	4.2
Materials	3.3
Cash Equivalents/Other	1.5
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Danaher Corp.	(17.8)	5.0	(0.97)
Global Payments, Inc.	(26.2)	4.2	(0.87)
CoStar Group, Inc.	(18.0)	3.7	(0.84)
Microchip Technology, Inc.	(32.2)	1.4	(0.63)
Thermo Fisher Scientific, Inc.	(14.1)	4.6	(0.62)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Large Cap Equity Fund

Institutional Class (WVAIX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P856-033125

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Large Cap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	103	1.03

How did the Fund perform last year?

The Fund (Ticker: WVALX) returned 0.55% for the year ended March 31, 2025.

Top contributors included Visa Inc., Berkshire Hathaway Inc., Aon plc, Meta Platforms, Inc., and Charter Communications, Inc., benefiting from diverse sector strengths. Primary detractors were Danaher Corp., Global Payments Inc., CoStar Group, Inc., Microchip Technology Incorporated, and Thermo Fisher Scientific, Inc. Technology-adjacent stocks experienced prolonged weakness during the period and life sciences and bioprocessing stocks were restrained as the long-awaited cyclical recovery was muted by headlines highlighting potential new macro headwinds.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Large Cap Equity Fund - Investor
Russell 1000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Large Cap Equity Fund - Investor	Russell 1000 Index
Mar 15	10,000	10,000
Mar 16	9,195	10,048
Mar 17	10,097	11,799
Mar 18	11,029	13,449
Mar 19	12,025	14,700
Mar 20	11,332	13,529
Mar 21	17,787	21,711
Mar 22	19,323	24,592
Mar 23	17,196	22,528
Mar 24	22,654	29,257
Mar 25	22,779	31,545

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Large Cap Equity Fund - Investor - WVALX	0.55	14.99	8.58
Russell 1000 Index	7.82	18.45	12.17

The above line chart and returns table compares the fund’s results to the Russell 1000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	856,967,500
Number of Portfolio Holdings	28
Net Investment Advisory Fees Paid ($)	6,951,370
Portfolio Turnover Rate (%)	31

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Danaher Corp.	6.5
Visa, Inc.	5.9
Mastercard, Inc.	4.9
Global Payments, Inc.	4.6
Berkshire Hathaway, Inc.	4.5
Thermo Fisher Scientific, Inc.	4.4
CoStar Group, Inc.	4.2
IDEX Corp.	4.2
Equifax, Inc.	4.1
Meta Platforms, Inc.	4.0
47.3

Capitalization (% of Common Stock)

Value	Value
>$50B	66.1
$25-$50B	19.6
$10-$25B	12.2
$2.5-$10B	2.1

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Visa, Inc. - Class A	26.5	5.2	1.25
Berkshire Hathaway, Inc. - Class B	26.6	5.0	1.13
Aon plc - Class A	20.4	4.3	1.06
Meta Platforms, Inc. - Class A	19.6	4.7	1.05
Charter Communications, Inc. - Class A	26.4	4.1	1.03

Sector Breakdown

% of Net Assets
Financials	23.9
Information Technology	23.6
Health Care	15.1
Communication Services	11.1
Industrials	10.7
Consumer Discretionary	6.6
Real Estate	4.2
Materials	3.3
Cash Equivalents/Other	1.5
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Danaher Corp.	(17.8)	5.0	(0.97)
Global Payments, Inc.	(26.2)	4.2	(0.87)
CoStar Group, Inc.	(18.0)	3.7	(0.84)
Microchip Technology, Inc.	(32.2)	1.4	(0.63)
Thermo Fisher Scientific, Inc.	(14.1)	4.6	(0.62)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Large Cap Equity Fund

Investor Class (WVALX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P203-033125

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	90	0.87

How did the Fund perform last year?

The Fund (Ticker: WPVIX) returned 7.12% for the year ended March 31, 2025.

Top contributors over the period included Berkshire Hathaway Inc., HEICO Corporation, Liberty Broadband Corp., ACI Worldwide Inc., and Guidewire Software Inc., reflecting robust operating momentum and company-specific strategies, particularly Berkshire Hathaway as it often benefits in volatile markets. Detractors included Liberty Media Corp-Liberty SiriusXM, CoStar Group Inc., Martin Marietta Materials Inc., LKQ Corporation, and IDEX Corp, impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Institutional
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Multi Cap Equity Fund - Institutional	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	8,955	9,958
Mar 17	9,975	11,757
Mar 18	10,429	13,381
Mar 19	10,718	14,554
Mar 20	9,154	13,229
Mar 21	14,503	21,495
Mar 22	15,134	24,058
Mar 23	13,346	21,994
Mar 24	16,822	28,437
Mar 25	18,019	30,490

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Institutional - WPVIX	7.12	14.50	6.07
Russell 3000 Index	7.22	18.17	11.79

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	565,426,328
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	4,311,283
Portfolio Turnover Rate (%)	16

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	8.5
HEICO Corp.	6.0
Visa, Inc.	5.7
Mastercard, Inc.	4.9
Aon plc	4.7
Liberty Broadband Corp.	4.5
CoStar Group, Inc.	4.2
Alphabet, Inc.	4.1
Meta Platforms, Inc.	4.1
CarMax, Inc.	3.6
50.3

Capitalization (% of Common Stock)

Value	Value
>$50B	44.8
$25-$50B	23.7
$10-$25B	18.0
$2.5-$10B	9.2
4.3

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	7.0	1.84
HEICO Corp. - Class A	37.1	5.4	1.81
Liberty Broadband Corp.	48.7	3.6	1.51
ACI Worldwide, Inc.	64.7	2.9	1.43
Guidewire Software, Inc.	68.1	1.7	1.43

Sector Breakdown

% of Net Assets
Financials	23.8
Communication Services	17.3
Industrials	12.8
Information Technology	12.2
Health Care	10.2
Materials	7.6
Consumer Discretionary	7.0
Real Estate	5.6
Cash Equivalents/Other	3.5
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Liberty Media Corp. - SiriusXM	(22.8)	1.1	(1.04)
CoStar Group, Inc.	(18.0)	4.1	(0.99)
Martin Marietta Materials, Inc.	(21.7)	3.0	(0.75)
LKQ Corp.	(18.2)	3.2	(0.74)
IDEX Corp.	(24.9)	2.7	(0.69)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Multi Cap Equity Fund

Institutional Class (WPVIX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P849-033125

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Multi Cap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	110	1.06

How did the Fund perform last year?

The Fund (Ticker: WPVLX) returned 6.86% for the year ended March 31, 2025.

Top contributors over the period included Berkshire Hathaway Inc., HEICO Corporation, Liberty Broadband Corp., ACI Worldwide Inc., and Guidewire Software Inc., reflecting robust operating momentum and company-specific strategies, particularly Berkshire Hathaway as it often benefits in volatile markets. Detractors included Liberty Media Corp-Liberty SiriusXM, CoStar Group Inc., Martin Marietta Materials Inc., LKQ Corporation, and IDEX Corp, impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Multi Cap Equity Fund - Investor
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Multi Cap Equity Fund - Investor	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	8,939	9,958
Mar 17	9,928	11,757
Mar 18	10,353	13,381
Mar 19	10,612	14,554
Mar 20	9,040	13,229
Mar 21	14,299	21,495
Mar 22	14,889	24,058
Mar 23	13,107	21,994
Mar 24	16,494	28,437
Mar 25	17,626	30,490

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Multi Cap Equity Fund - Investor - WPVLX	6.86	14.29	5.83
Russell 3000 Index	7.22	18.17	11.79

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	565,426,328
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	4,311,283
Portfolio Turnover Rate (%)	16

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	8.5
HEICO Corp.	6.0
Visa, Inc.	5.7
Mastercard, Inc.	4.9
Aon plc	4.7
Liberty Broadband Corp.	4.5
CoStar Group, Inc.	4.2
Alphabet, Inc.	4.1
Meta Platforms, Inc.	4.1
CarMax, Inc.	3.6
50.3

Capitalization (% of Common Stock)

Value	Value
>$50B	44.8
$25-$50B	23.7
$10-$25B	18.0
$2.5-$10B	9.2
4.3

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	7.0	1.84
HEICO Corp. - Class A	37.1	5.4	1.81
Liberty Broadband Corp.	48.7	3.6	1.51
ACI Worldwide, Inc.	64.7	2.9	1.43
Guidewire Software, Inc.	68.1	1.7	1.43

Sector Breakdown

% of Net Assets
Financials	23.8
Communication Services	17.3
Industrials	12.8
Information Technology	12.2
Health Care	10.2
Materials	7.6
Consumer Discretionary	7.0
Real Estate	5.6
Cash Equivalents/Other	3.5
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Liberty Media Corp. - SiriusXM	(22.8)	1.1	(1.04)
CoStar Group, Inc.	(18.0)	4.1	(0.99)
Martin Marietta Materials, Inc.	(21.7)	3.0	(0.75)
LKQ Corp.	(18.2)	3.2	(0.74)
IDEX Corp.	(24.9)	2.7	(0.69)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Multi Cap Equity Fund

Investor Class (WPVLX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P609-033125

Weitz Nebraska Tax Free Income Fund

(WNTFX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Nebraska Tax Free Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Nebraska Tax Free Income Fund	45	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Nebraska Tax Free Income Fund
Bloomberg Municipal Bond Index
Bloomberg 5-Year Municipal Bond Index
12,500
12,000
11,500
11,000
10,500
10,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Nebraska Tax Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
Mar 15	10,000	10,000	10,000
Mar 16	10,120	10,388	10,282
Mar 17	10,066	10,404	10,318
Mar 18	10,059	10,681	10,385
Mar 19	10,406	11,256	10,844
Mar 20	10,672	11,689	11,082
Mar 21	10,957	12,333	11,644
Mar 22	10,620	11,782	11,122
Mar 23	10,716	11,812	11,317
Mar 24	10,870	12,181	11,538
Mar 25	11,094	12,330	11,823

How did the Fund perform last year?

The Fund (Ticker: WNTFX) returned 2.07% for the year ended March 31, 2025.

Top contributing sectors included education revenue bonds, state and city-specific general obligations, and utility bonds. The Nursing Home segment detracted from performance.

Credit conditions across most municipal bond sectors remain supportive as the U.S. economy continues to grow, unemployment remains low, and tax receipts continue to be strong. Nebraska's fiscal, educational, employment, and economic stability further support state and local bond conditions.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Nebraska Tax Free Income Fund - WNTFX	2.07	0.78	1.04
Bloomberg Municipal Bond Index	1.22	1.07	2.12
Bloomberg 5-Year Municipal Bond Index	2.47	1.30	1.69

The above line chart and returns table compares the fund’s results to (i) the Bloomberg Municipal Bond Index, a broad measure of market performance and (ii) the Bloomberg 5-Year Municipal Bond Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	18,693,916
Number of Portfolio Holdings	80
Net Investment Advisory Fees Paid ($)	90,924
Portfolio Turnover Rate (%)	2
30-Day SEC Yield (Subsidized) (%)	2.72
30-Day SEC Yield (Unsubsidized) (%)	1.75
Average Effective Maturity (yrs)	4.10
Average Effective Duration (yrs)	3.20

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	2.6
Less than 1 Year	12.7
1-3 Years	32.6
3-5 Years	14.3
5-7 Years	16.9
7-10 Years	12.7
10 Years or more	8.2
100.0

Credit Quality (% of Portfolio)

Value	Value
AAA	5.9
AA	62.2
A	26.5
BBB	0.7
Non-Rated	2.1
Cash Equivalents	2.6

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	14.9
1-3 Years	43.0
3-5 Years	18.4
5-7 Years	18.0
7-10 Years	5.3
10 Years or more	0.4
100.0

Sector Breakdown

% of Net Assets
Revenue	63.6
General Obligation	29.2
Escrow/Pre-Refunded	3.6
Cash Equivalents/Other	3.6
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Nebraska Tax Free Income Fund

(WNTFX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P807-033125

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	122	1.18

How did the Fund perform last year?

The Fund (Ticker: WPOPX) returned 6.95% for the year ended March 31, 2025.

Top contributors over this period included Berkshire Hathaway Inc., Liberty Broadband Corp., Perimeter Solutions SA, Aon plc, and Visa Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Danaher Corp., Thermo Fisher Scientific, Inc., and CoStar Group Inc.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Institutional
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Partners III Opportunity Fund - Institutional	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	9,080	9,958
Mar 17	9,944	11,757
Mar 18	10,143	13,381
Mar 19	11,285	14,554
Mar 20	10,627	13,229
Mar 21	14,889	21,495
Mar 22	14,810	24,058
Mar 23	12,469	21,994
Mar 24	15,361	28,437
Mar 25	16,428	30,490

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Institutional - WPOPX	6.95	9.10	5.09
Russell 3000 Index	7.22	18.17	11.79

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses and assumes all distributions are reinvested, however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	415,951,605
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	4,249,397
Portfolio Turnover Rate (%)	25

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	13.8
Liberty Broadband Corp.	7.5
Visa, Inc.	5.5
Mastercard, Inc.	5.3
Danaher Corp.	4.9
Thermo Fisher Scientific, Inc.	4.8
Global Payments, Inc.	4.2
Microsoft Corp.	4.1
IDEX Corp.	3.9
Aon plc	3.8
57.8

Capitalization (% of Common Stock)

Value	Value
>$50B	63.0
$25-$50B	2.8
$10-$25B	22.7
$2.5-$10B	6.9
4.6

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	11.4	2.94
Liberty Broadband Corp. - Class A	48.6	5.9	2.67
Perimeter Solutions, Inc.	41.4	2.8	1.58
Aon plc - Class A	38.9	3.5	1.40
Visa, Inc. - Class A	26.5	5.1	1.14

Sector Breakdown

% of Net Assets
Financials	32.6
Information Technology	18.5
Health Care	15.6
Communication Services	14.0
Consumer Discretionary	6.6
Industrials	3.9
Real Estate	2.7
Materials	2.1
Cash Equivalents/Other	4.0
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Liberty Media Corp. - SiriusXM	(22.8)	1.3	(1.15)
Global Payments, Inc.	(27.4)	4.1	(1.00)
Danaher Corp.	(17.6)	4.8	(0.84)
Thermo Fisher Scientific, Inc.	(14.0)	5.0	(0.72)
CoStar Group, Inc.	(18.0)	2.6	(0.63)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Partners III Opportunity Fund

Institutional Class (WPOPX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P708-033125

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Partners III Opportunity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	199	1.93

How did the Fund perform last year?

The Fund (Ticker: WPOIX) returned 6.27% for the year ended March 31, 2025.

Top contributors over this period included Berkshire Hathaway Inc., Liberty Broadband Corp., Perimeter Solutions SA, Aon plc, and Visa Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Danaher Corp., Thermo Fisher Scientific, Inc., and CoStar Group Inc.

For additional manager insights, visit weitzinvestments.com.

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Partners III Opportunity Fund - Investor
Russell 3000 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Partners III Opportunity Fund - Investor	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	9,044	9,958
Mar 17	9,853	11,757
Mar 18	10,000	13,381
Mar 19	11,063	14,554
Mar 20	10,355	13,229
Mar 21	14,419	21,495
Mar 22	14,272	24,058
Mar 23	11,944	21,994
Mar 24	14,606	28,437
Mar 25	15,522	30,490

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Partners III Opportunity Fund - Investor - WPOIX	6.27	8.43	4.49
Russell 3000 Index	7.22	18.17	11.79

The above line chart and returns table compares the fund’s results to the Russell 3000 Index, a broad measure of market performance.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses and assumes all distributions are reinvested, however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	415,951,605
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	4,249,397
Portfolio Turnover Rate (%)	25

What did the Fund invest in?

Top 10 Holdings

Security	% of Net Assets
Berkshire Hathaway, Inc.	13.8
Liberty Broadband Corp.	7.5
Visa, Inc.	5.5
Mastercard, Inc.	5.3
Danaher Corp.	4.9
Thermo Fisher Scientific, Inc.	4.8
Global Payments, Inc.	4.2
Microsoft Corp.	4.1
IDEX Corp.	3.9
Aon plc	3.8
57.8

Capitalization (% of Common Stock)

Value	Value
>$50B	63.0
$25-$50B	2.8
$10-$25B	22.7
$2.5-$10B	6.9
4.6

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	11.4	2.94
Liberty Broadband Corp. - Class A	48.6	5.9	2.67
Perimeter Solutions, Inc.	41.4	2.8	1.58
Aon plc - Class A	38.9	3.5	1.40
Visa, Inc. - Class A	26.5	5.1	1.14

Sector Breakdown

% of Net Assets
Financials	32.6
Information Technology	18.5
Health Care	15.6
Communication Services	14.0
Consumer Discretionary	6.6
Industrials	3.9
Real Estate	2.7
Materials	2.1
Cash Equivalents/Other	4.0
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Liberty Media Corp. - SiriusXM	(22.8)	1.3	(1.15)
Global Payments, Inc.	(27.4)	4.1	(1.00)
Danaher Corp.	(17.6)	4.8	(0.84)
Thermo Fisher Scientific, Inc.	(14.0)	5.0	(0.72)
CoStar Group, Inc.	(18.0)	2.6	(0.63)

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Partners III Opportunity Fund

Investor Class (WPOIX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P872-033125

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	46	0.45

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Institutional
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 15	10,000	10,000	10,000
Mar 16	10,083	10,196	10,105
Mar 17	10,323	10,240	10,180
Mar 18	10,388	10,364	10,205
Mar 19	10,719	10,828	10,517
Mar 20	10,766	11,796	11,007
Mar 21	11,447	11,880	11,134
Mar 22	11,286	11,386	10,810
Mar 23	11,398	10,842	10,836
Mar 24	12,020	11,026	11,222
Mar 25	12,764	11,564	11,851

How did the Fund perform last year?

The Fund (Ticker: WEFIX) returned 6.19% for the year ended March 31, 2025.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, non-Agency CMOs (Collateralized Mortgage Obligations), collateralized loan obligations (CLOs), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. Non-Agency CMOs and U.S. Treasuries also added positive returns along with CLOs (both commercial real estate and middle-market. The CMBS segment detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Institutional - WEFIX	6.19	3.46	2.47
Bloomberg U.S. Aggregate Bond Index	4.88	(0.40)	1.46
Bloomberg 1-3 Year U.S. Aggregate Index	5.61	1.49	1.71

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	1,151,278,170
Number of Portfolio Holdings	373
Net Investment Advisory Fees Paid ($)	3,862,762
Portfolio Turnover Rate (%)	39
30-Day SEC Yield (Subsidized) (%)	4.66
30-Day SEC Yield (Unsubsidized) (%)	4.59
Average Effective Maturity (yrs)	3.50
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-0.5
Less than 1 Year	17.0
1-3 Years	49.4
3-5 Years	14.1
5-7 Years	5.9
7-10 Years	5.0
10 Years or more	9.1
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	21.5
U.S. Government Agency Mortgage Related Securities	18.6
AAA	40.3
AA	5.9
A	7.8
BBB	5.7
BB	0.4
Non-Rated	0.3
Cash Equivalents	-0.5

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	40.0
1-3 Years	47.6
3-5 Years	10.3
5-7 Years	2.1
100.0

Sector Breakdown

% of Net Assets
Asset-Backed Securities	33.7
Mortgage-Backed Securities	30.2
U.S. Treasuries	21.4
Commercial Mortgage-Backed Securities	7.9
Corporate Bonds	5.2
Corporate Convertible Bonds	0.3
Short-Term Securities Held as Collateral for Securities on Loan	0.0
Cash Equivalents/Other	1.3
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Materialfund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Short Duration Income Fund

Institutional Class (WEFIX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P302-033125

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Short Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period.You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	64	0.62

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Short Duration Income Fund - Investor
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year U.S. Aggregate Index
13,000
12,500
12,000
11,500
11,000
10,500
10,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 15	10,000	10,000	10,000
Mar 16	10,058	10,196	10,105
Mar 17	10,274	10,240	10,180
Mar 18	10,319	10,364	10,205
Mar 19	10,624	10,828	10,517
Mar 20	10,652	11,796	11,007
Mar 21	11,322	11,880	11,134
Mar 22	11,157	11,386	10,810
Mar 23	11,251	10,842	10,836
Mar 24	11,854	11,026	11,222
Mar 25	12,568	11,564	11,851

How did the Fund perform last year?

The Fund (Ticker: WSHNX) returned 6.02% for the year ended March 31, 2025.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, non-Agency CMOs (Collateralized Mortgage Obligations), collateralized loan obligations (CLOs), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. Non-Agency CMOs and U.S. Treasuries also added positive returns along with CLOs (both commercial real estate and middle-market. The CMBS segment detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Investor - WSHNX	6.02	3.36	2.31
Bloomberg U.S. Aggregate Bond Index	4.88	(0.40)	1.46
Bloomberg 1-3 Year U.S. Aggregate Index	5.61	1.49	1.71

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the Bloomberg 1-3 Year U.S. Aggregate Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	1,151,278,170
Number of Portfolio Holdings	373
Net Investment Advisory Fees Paid ($)	3,862,762
Portfolio Turnover Rate (%)	39
30-Day SEC Yield (Subsidized) (%)	4.46
30-Day SEC Yield (Unsubsidized) (%)	4.15
Average Effective Maturity (yrs)	3.50
Average Effective Duration (yrs)	1.50

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-0.5
Less than 1 Year	17.0
1-3 Years	49.4
3-5 Years	14.1
5-7 Years	5.9
7-10 Years	5.0
10 Years or more	9.1
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	21.5
U.S. Government Agency Mortgage Related Securities	18.6
AAA	40.3
AA	5.9
A	7.8
BBB	5.7
BB	0.4
Non-Rated	0.3
Cash Equivalents	-0.5

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	40.0
1-3 Years	47.6
3-5 Years	10.3
5-7 Years	2.1
100.0

Sector Breakdown

% of Net Assets
Asset-Backed Securities	33.7
Mortgage-Backed Securities	30.2
U.S. Treasuries	21.4
Commercial Mortgage-Backed Securities	7.9
Corporate Bonds	5.2
Corporate Convertible Bonds	0.3
Short-Term Securities Held as Collateral for Securities on Loan	0.0
Cash Equivalents/Other	1.3
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Materialfund changes:  Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Short Duration Income Fund

Investor Class (WSHNX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P864-033125

Weitz Ultra Short Government Fund

(SAFEX)

Annual Shareholder Report — March 31, 2025

Fund overview

This annual shareholder report contains important information about the Weitz Ultra Short Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	33	0.32

How did the Fund perform during the past 10 years?

Growth of $10,000 investment

Weitz Ultra Short Government Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. 6-Month Treasury Bill Index
12,500
12,000
11,500
11,000
10,500
10,000
Mar 15
Mar 16
Mar 17
Mar 18
Mar 19
Mar 20
Mar 21
Mar 22
Mar 23
Mar 24
Mar 25

	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Mar 15	10,000	10,000	10,000
Mar 16	10,003	10,196	10,039
Mar 17	10,029	10,240	10,098
Mar 18	10,123	10,364	10,213
Mar 19	10,342	10,828	10,444
Mar 20	10,595	11,796	10,742
Mar 21	10,625	11,880	10,759
Mar 22	10,626	11,386	10,754
Mar 23	10,885	10,842	11,035
Mar 24	11,420	11,026	11,610
Mar 25	11,965	11,564	12,205

How did the Fund perform last year?

The Fund (Ticker: SAFEX) returned 4.78% for the year ended March 31, 2025.

As of March 31, the fund held 91.3% in U.S. Treasuries, 0.1% in investment-grade asset-backed securities, and 8.6% in a high-quality money market fund. The Fund maintained a low average effective duration to reduce rate sensitivity, focusing on short-term Treasuries that provided steady gains through favorable reinvestment rates. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Total Returns

	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Ultra Short Government Fund - Institutional - SAFEX	4.78	2.46	1.81
Bloomberg U.S. Aggregate Bond Index	4.88	(0.40)	1.46
ICE BofA U.S. 6-Month Treasury Bill Index	5.12	2.59	2.01

The above line chart and returns table compares the fund’s results to (i) the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance and (ii) the ICE BofA U.S. 6-Month Treasury Bill Index, an additional index that the investment adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance is not a predictor of its future performance. Investment results reflect applicable fees and expenses, assumes all distributions are reinvested, and include fee waivers and/or expense reimbursements, without which results would have been lower; however, they do not reflect the deduction of taxes an investor would pay on distributions or share redemptions.

Fund Statistics

Net Assets ($)	141,744,909
Number of Portfolio Holdings	13
Net Investment Advisory Fees Paid ($)	470,024
Portfolio Turnover Rate (%)	3
30-Day SEC Yield (Subsidized) (%)	4.05
30-Day SEC Yield (Unsubsidized) (%)	3.82
Average Effective Maturity (yrs)	0.20
Average Effective Duration (yrs)	0.20

What did the Fund invest in?

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	8.6
Less than 1 Year	91.4
100.0

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	91.4
Cash Equivalents	8.6

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	100.0
100.0

Sector Breakdown

% of Net Assets
Asset-Backed Securities	0.1
Cash Equivalents/Other	99.9
100.0

Credit quality disclosure:  Credit ratings are assigned to underlying securities utilizing ratings from a Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody's and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale (e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.

Material fund changes:  There were no material fund changes during the reporting period.

Changes in or disagreements with accountants:  On September 27, 2024, The Fund replaced its existing independent registered public accounting firm, Ernst & Young LLP ("E&Y"), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Weitz Ultra Short Government Fund

(SAFEX)

Annual Shareholder Report — March 31, 2025

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available on the Fund's website at weitz.investments/reports or upon request, by calling 888-859-0698. Additional information about the Fund's Proxy Voting Record is available on the Fund's website at weitz.investments/proxy.

94904P401-033125

Item 2. Code of Ethics.

(a)           The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)      The audit committee financial expert is Alison Maloy, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)           Audit Fees

i)        Deloitte & Touche LLP (2025)                                                                                 $208,000
ii)      Ernst & Young (2024)                                                                                                $269,500

(b)           Audit-Related Fees
                Related to the consent on Form N-1A regarding the change of auditors.
i)        Deloitte & Touche LLP (2025)                                                                                 $0
ii)      Ernst & Young (2024)                                                                                                $5,000

(c)           Tax Fees
                Preparation of the funds’ federal and state income tax returns and excise returns.
i)        Deloitte & Touche LLP (2025)                                                                                 $44,800
ii)      Ernst & Young (2024)                                                                                                $44,730

(d)           All Other Fees
i)        Deloitte & Touche LLP (2025)                                                                                 $0
ii)      Ernst & Young (2024)                                                                                                $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           All of the work in connection with the audit of the Registrant during the years ended March 31, 2025 and 2024 was performed by full-time employees of the Registrant’s principal accountant.

 (g)          The aggregate non-audit fees billed for services rendered to the Funds, and rendered to the Funds’ investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Funds for each of the last two fiscal years of the registrant were as follows:

i)        Deloitte & Touche LLP (2025)                                                                                 $44,800
ii)      Ernst & Young (2024)                                                                                                $150,670

 (h)          The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01of Regulation S-X is compatible with maintaining the principal auditor’s independence.

 (i)           Not applicable.

 (j)           Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIAL
STATEMENTS AND OTHER
INFORMATION
March 31, 2025
Conservative Allocation Fund
Investor Class (WBALX)
Institutional Class (WBAIX)
Core Plus Income Fund
Investor Class (WCPNX)
Institutional Class (WCPBX)
Large Cap Equity Fund
Investor Class (WVALX)
Institutional Class (WVAIX)
Multi Cap Equity Fund
Investor Class (WPVLX)
Institutional Class (WPVIX)
Nebraska Tax Free Income Fund (WNTFX)
Partners III Opportunity Fund
Investor Class (WPOIX)
Institutional Class (WPOPX)
Short Duration Income Fund
Investor Class (WSHNX)
Institutional Class (WEFIX)
Ultra Short Government Fund (SAFEX)

TABLE OF CONTENTS

Schedule of Investments 3
Financial Statements 30
Notes to Financial Statements 38
Report of Independent Registered Public Accounting Firm 48
Other Information 49
Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk. See the Schedules of Investments included in this report for the percent of assets in each of the Funds invested in particular industries or sectors.

Conservative Allocation Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 41.1% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 4.7
Visa, Inc. - Class A 17,000 5,957,820
Mastercard, Inc. - Class A 9,500 5,207,140
a
Insurance Brokers 2.9
Aon plc - Class A
(a)
16,750 6,684,758
a
Multi-Sector Holdings 2.8
Berkshire Hathaway, Inc. - Class B
(b)
12,500 6,657,250
a
Financial Exchanges & Data 1.3
S&P Global, Inc. 6,100 3,099,410
a
11.7 27,606,378
Information Technology
Semiconductor Materials & Equipment 2.5
Analog Devices, Inc. 20,000 4,033,400
Texas Instruments, Inc. 11,000 1,976,700
a
Systems Software 2.4
Microsoft Corp. 9,250 3,472,356
Oracle Corp. 17,000 2,376,770
a
IT Consulting & Other Services 2.2
Accenture plc - Class A
(a)
16,500 5,148,660
a
Application Software 1.4
Roper Technologies, Inc. 5,500 3,242,690
a
8.5 20,250,576
Health Care
Life Sciences Tools & Services 5.1
Danaher Corp. 25,000 5,125,000
Thermo Fisher Scientific, Inc. 9,500 4,727,200
Bio-Techne Corp. 40,000 2,345,200
a
Health Care Services 1.5
Labcorp Holdings, Inc. 15,000 3,491,100
a
6.6 15,688,500
Industrials
Industrial Machinery & Supplies &
Components 3.0
IDEX Corp. 25,000 4,524,250
Fortive Corp. 35,000 2,561,300
a
Environmental & Facilities Services 1.4
Veralto Corp. 32,500 3,167,125
a
Cargo Ground Transportation 1.1
Old Dominion Freight Line, Inc. 16,000 2,647,200
a
Human Resource & Employment Services 1.0
Equifax, Inc. 10,000 2,435,600
a
6.5 15,335,475
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 3.3
Vulcan Materials Co. 17,500 4,082,750
Martin Marietta Materials, Inc. 8,000 3,825,040
a
Industrial Gases 1.2
Linde plc 6,000 2,793,840
a
4.5 10,701,630
Communication Services
Cable & Satellite 1.2
Comcast Corp. - Class A 80,000 2,952,000
a
Interactive Media & Services 1.0
Alphabet, Inc. - Class C 15,000 2,343,450
a
2.2 5,295,450
Consumer Staples
Distillers & Vintners 1.1
Diageo plc - ADR
(a)
24,000 2,514,960
a
Total Common Stocks (Cost $50,730,935) 97,392,969
Corporate Bonds - 0.2% a
a a
$ Principal
Amount $ Value a
a a a a
AutoZone, Inc.
3.63% 4/15/25 (Cost $499,996) 500,000 499,738
Asset-Backed Securities - 5.5% a
a a a a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(c)
96,815 97,711
Series 2024-A Class A2 –5.3% 11/15/32
(c)
70,227 70,557
Series 2024-B Class A2 –5.54% 4/15/33
(c)
202,681 204,051
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
48,803 49,019
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
112,636 113,135
CarMax Auto Owner Trust (CARMX)
Series 2021-3 Class C –1.25% 5/17/27 380,000 373,040
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
62,310 61,410
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
244,141 245,794
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
89,533 90,822
Series S2-1A Class A1 –5.52% 5/15/36
(c)
85,924 86,888
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
102,737 103,124
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
225,217 226,779
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
431,580 438,558
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
147,242 148,234
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 305,885
Series 2024-3 Class A3 –4.98% 8/21/28
(c)
130,000 131,774
Series 2024-4 Class A3 –4.56% 11/20/28
(c)
100,000 100,331
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(c)
74,048 74,132

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2023-2A Class A2 –5.93% 6/15/27
(c)
38,974 39,024
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
204,970 206,063
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
274,513 277,048
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
100,197 99,049
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 435,938
SFS Auto Receivables Securitization Trust (SFAST)
Series 2023-1A Class A2A –5.89% 3/22/27
(c)
7,233 7,240
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
503,159 510,428
Series 2024-2A Class A1 –4.87% 6/21/39
(c)
700,000 702,663
a
5,198,697
a
Collateralized Loan Obligations
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –6.05% 10/20/33 Floating
Rate (TSFR3M + 176)
(c) (d)
500,000 500,348
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –6.25% 4/20/33 Floating Rate
(TSFR3M + 196)
(a) (c) (d)
500,000 500,500
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –6.06% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (c) (d)
250,000 250,175
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –6.11% 4/25/33 Floating Rate
(TSFR3M + 181)
(a) (c) (d)
500,000 500,367
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –6.09% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (c) (d)
500,000 500,393
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.05% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (c) (d)
500,000 500,401
a
2,752,184
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
80,392 75,332
Series 2023-2A Class A –6.53% 6/15/49
(c)
139,839 145,920
Series 2024-1A Class A –5.5% 12/15/49
(c)
117,159 119,500
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(c)
677,549 679,916
Series 2025-1A Class A4 –5.22% 3/25/60
(c)
170,000 170,595
Octane Receivables Trust (OCTL)
Series 2021-2A Class A –1.21% 9/20/28
(c)
4,753 4,740
Series 2022-1A Class A2 –4.18% 3/20/28
(c)
10,332 10,326
Series 2022-2A Class A –5.11% 2/22/28
(c)
22,882 22,896
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
280,117 283,326
a
1,512,551
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
45,701 45,814
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
136,014 137,639
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
131,173 132,381
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(c)
258,795 260,887
a
a a
$ Principal
Amount $ Value a
a a a a
Dell Equipment Finance Trust (DEFT)
Series 2023-3 Class A2 –6.1% 4/23/29
(c)
21,698 21,727
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
170,000 171,961
Series 2024-2 Class A3 –4.59% 8/22/30
(c)
100,000 100,359
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
298,239 300,622
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(c)
230,000 231,595
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
110,000 110,508
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(c)
111,162 111,853
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(c)
240,000 243,035
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
125,000 126,271
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 193,310
M&T Equipment Notes (MTLRF)
Series 2024-1 Class A2 –4.99% 8/18/31
(c)
300,000 301,012
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(c)
83,611 83,797
Series 2023-A Class A2 –5.79% 11/13/26
(c)
69,521 69,703
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(c)
200,000 200,008
SCF Equipment Trust LLC (SCFET)
Series 2023-1A Class A2 –6.56% 1/22/30
(c)
142,542 142,624
a
2,985,106
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 474,880
a
Total Asset-Backed Securities (Cost $12,831,681) 12,923,418
Commercial Mortgage-Backed Securities - 1.4% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.19% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (c)
500,000 498,994
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –5.51% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (c)
37,204 37,136
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.93% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (c)
179,738 179,756
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class A –5.48% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (c)
77,326 77,034
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.48% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (c)
35,287 35,049
Series 2021-FL1 Class AS –5.83% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (c)
500,000 497,848
Series 2021-FL2 Class A4 –5.43% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (c)
98,675 98,354
HIG RCP Trust (HIG)
Series 2023-FL1 Class A –6.59% 9/19/38 Floating Rate
(TSFR1M + 227)
(c)
28,713 28,814

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a a a a
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –5.5% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (c)
287,387 286,303
Series 2022-FL3 Class A –5.77% 2/17/39 Floating Rate
(TSFR1M + 145)
(a) (c)
446,035 445,177
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.73% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (c)
302,401 302,111
PFP Ltd. (PFP)
Series 2022-9 Class A –6.59% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (c)
178,928 179,375
Series 2024-11 Class A –6.15% 9/17/39 Floating Rate
(TSFR1M + 183)
(a) (c)
195,124 195,590
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.7% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (c)
420,325 419,622
a
Total Commercial Mortgage-Backed Securities (Cost $3,259,940) 3,281,163
Mortgage-Backed Securities - 7.3% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5436 Class AB –5.5% 4/25/49 593,497 596,517
Series 5301 Class ED –5% 4/25/53 659,819 664,289
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 2,588 2,567
Pool# E02948 – 3.5% 7/1/26 8,049 7,985
Pool# J16663 – 3.5% 9/1/26 6,178 6,124
Pool# ZS8692 – 2.5% 4/1/33 94,568 90,081
Pool# SB8257 – 5.5% 9/1/38 939,822 955,844
Pool# SB8287 – 5% 3/1/39 718,945 723,370
Pool# SB8293 – 5% 4/1/39 593,914 597,570
Series 5407 Class DA –5.5% 11/25/49 791,381 805,778
Series 5450 Class KA –4.5% 6/25/51 914,157 911,005
5,361,130
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-20 Class HD –5.5% 3/25/46 393,101 397,048
Series 2024-21 Class DA –5.5% 12/25/46 374,829 376,303
Series 2024-20 Class CA –5.5% 1/25/47 651,316 653,742
Series 2024-97 Class BA –5.5% 4/25/49 773,646 783,753
Series 2024-20 Class EA –5.5% 8/25/49 642,838 651,766
a
Pass-Through Securities
Pool# AB1769 – 3% 11/1/25 1,622 1,611
Pool# AB3902 – 3% 11/1/26 9,382 9,265
Pool# AK3264 – 3% 2/1/27 8,956 8,834
Pool# AB6291 – 3% 9/1/27 61,788 60,827
Pool# MA3189 – 2.5% 11/1/27 49,736 48,654
Pool# MA3791 – 2.5% 9/1/29 150,894 146,051
Pool# BM5708 – 3% 12/1/29 60,751 59,731
Pool# AS7701 – 2.5% 8/1/31 447,555 428,523
Pool# MA3540 – 3.5% 12/1/33 55,482 54,302
Pool# MA5311 – 5% 3/1/39 556,659 560,086
4,240,496
a
a a
$ Principal
Amount $ Value a
a a a a
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 9,208 9,106
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
742,562 746,393
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
487,468 490,539
Series 2024-9 Class A6 –5.5% 9/25/55
(c) (d)
226,416 225,860
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B –2.5% 8/25/51
(c) (d)
346,579 306,597
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB –2.5% 5/28/52
(c) (d)
383,530 339,116
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(c) (d)
658,373 656,436
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(c) (d)
800,000 798,574
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B –2.68% 10/25/29
(c) (d)
22,994 22,444
Series 2016-3 Class A –2.95% 10/25/46
(c) (d)
89,794 84,086
Series 2017-3 Class A –2.5% 8/25/47
(c) (d)
127,716 112,391
Series 2020-7 Class A –3% 1/25/51
(c) (d)
6,515 6,471
Series 2020-8 Class A –3% 3/25/51
(c) (d)
32,839 32,196
Series 2021-6 Class B –2.5% 10/25/51
(c) (d)
449,936 402,442
Series 2021-8 Class B –2.5% 12/25/51
(c) (d)
331,642 294,962
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
263,444 232,359
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
523,029 521,691
Series 2024-2 Class A6A –6% 8/25/54
(c) (d)
246,632 246,907
Series 2024-10 Class A6 –5.5% 3/25/55
(c) (d)
511,632 510,493
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
308,794 276,726
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(c) (d)
5,597 5,565
Series 2020-3 Class A –3% 4/25/50
(c) (d)
18,835 18,466
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
357,675 359,799
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
341,176 343,154
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
266,732 268,326
Series 2024-10 Class A5 –5.5% 11/25/54
(c) (d)
365,429 364,128
7,666,121
a
Total Mortgage-Backed Securities (Cost $17,445,859) 17,276,853
U.S. Treasuries - 35.0% a
a a a a
U.S. Treasury Notes
2.75% 5/15/25 3,000,000 2,994,584
0.25% 6/30/25 2,000,000 1,980,174
0.25% 7/31/25 2,000,000 1,973,350
3.13% 8/15/25 2,000,000 1,991,544
2.75% 8/31/25 2,000,000 1,988,015
3.5% 9/15/25 2,000,000 1,993,988
3% 10/31/25 2,000,000 1,986,425
2.25% 11/15/25 2,000,000 1,977,089
0.38% 11/30/25 2,000,000 1,950,830
0.38% 1/31/26 1,000,000 969,657
4% 2/15/26 2,000,000 1,997,873
2.38% 4/30/26 2,000,000 1,965,168
0.75% 5/31/26 2,000,000 1,926,172
1.5% 8/15/26 2,000,000 1,934,492
4.63% 9/15/26 2,000,000 2,019,023

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
a a a a
1.63% 10/31/26 4,000,000 3,859,297
2% 11/15/26 3,000,000 2,909,473
1.88% 2/28/27 2,000,000 1,925,547
4.5% 4/15/27 2,000,000 2,023,281
2.38% 5/15/27 2,000,000 1,938,164
4.63% 6/15/27 2,000,000 2,031,016
0.5% 8/31/27 2,000,000 1,845,117
4.13% 9/30/27 2,000,000 2,011,875
4.13% 10/31/27 2,000,000 2,011,602
2.25% 11/15/27 2,000,000 1,918,867
3.5% 1/31/28 2,000,000 1,979,336
4% 2/29/28 3,000,000 3,009,141
3.5% 4/30/28 2,000,000 1,977,188
3.63% 5/31/28 2,000,000 1,983,945
4.13% 7/31/28 2,000,000 2,014,375
4.38% 8/31/28 2,000,000 2,029,648
4.63% 9/30/28 2,000,000 2,046,797
3.13% 11/15/28 2,000,000 1,947,422
4% 1/31/29 2,000,000 2,005,820
2.63% 2/15/29 4,000,000 3,816,094
2.88% 4/30/29 1,000,000 960,859
4% 7/31/29 2,000,000 2,005,586
4.13% 10/31/29 2,000,000 2,015,039
4% 10/31/29 1,000,000 1,002,344
4% 2/28/30 2,000,000 2,004,844
a
Total U.S. Treasuries (Cost $82,870,945) 82,921,061
Cash Equivalents - 9.3% a
a a a
U.S. Treasury Bills, 3.82% to 4.19%, 4/10/25
to 7/15/25
(e)
20,000,000 19,877,325
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21%
(f)
2,206,729 2,206,729
a
Total Cash Equivalents (Cost $22,083,897) 22,084,054
Total Investments in Securities - 99.8%
(Cost $189,723,253) 236,379,256
Other Assets Less Other Liabilities -  0.2% 583,739
Net Assets - 100% 236,962,995
(a)
Foreign domiciled entity.
(b)
Non-income producing.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total value of such securities was $23,022,782 or 9.72% of net assets.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rates presented represent the effective yield at March 31, 2025.
(f)
Rate presented represents the 7 day average yield at March 31, 2025.

Core Plus Income Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 11.1% a
a a
$ Principal
Amount $ Value a
Agree, LP
5.63% 6/15/34 10,650,000 10,782,409
Aircastle, Ltd.
5.25% 8/11/25
(a) (b)
5,171,000 5,174,721
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,037,825
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,229,674
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,375,000 1,372,278
5.75% 4/20/29
(a) (b)
1,000,000 979,372
Americold Realty Operating Partnership, LP
5.41% 9/12/34 5,000,000 4,884,152
Antares Holdings, LP
7.95% 8/11/28
(b)
3,000,000 3,168,225
Apollo Debt Solutions BDC
6.9% 4/13/29 500,000 518,976
Ares Capital Corp.
2.88% 6/15/28 1,000,000 931,044
Ares Strategic Income Fund
6.35% 8/15/29
(b)
5,000,000 5,078,639
Ashtead Capital, Inc.
4.38% 8/15/27
(b)
1,000,000 990,178
4% 5/1/28
(b)
1,070,000 1,038,826
2.45% 8/12/31
(b)
500,000 425,184
5.55% 5/30/33
(b)
250,000 248,138
5.95% 10/15/33
(b)
1,000,000 1,015,000
AT&T, Inc.
6.8% 5/15/36 713,000 775,936
Axalta Coating Systems LLC
3.38% 2/15/29
(b)
624,000 571,171
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,011,725
6.25% 3/15/33
(b)
2,000,000 2,025,574
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,227,233
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,757,184
6.88% 11/1/35 301,000 305,235
6.75% 7/1/36 2,756,000 2,750,470
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 423,819
Blue Owl Credit Income Corp.
7.75% 1/15/29 5,000,000 5,314,858
Boeing Co. (The)
6.26% 5/1/27 2,500,000 2,572,790
6.3% 5/1/29 3,000,000 3,147,360
Brightwood Capital Offshore Fund V U Rn LLC
7.14% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
6,900,000 6,997,083
Broadcom, Inc.
3.42% 4/15/33
(b)
350,000 311,743
3.14% 11/15/35
(b)
1,014,000 840,828
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,484,514
7.2% 12/12/28
(b)
1,000,000 1,055,510
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,926,378
3.28% 12/1/28 1,000,000 944,082
5.55% 8/22/34 5,000,000 4,947,848
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,187,764
a
a a
$ Principal
Amount $ Value a
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 637,606
6.1% 6/1/29 5,000,000 5,164,549
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 229,108
5.85% 8/1/34 3,000,000 3,008,205
Cinemark USA, Inc.
5.25% 7/15/28
(b)
3,000,000 2,913,894
7% 8/1/32
(b)
3,000,000 3,031,215
CNX Resources Corp.
7.25% 3/1/32
(b)
3,000,000 3,053,145
Concentrix Corp.
6.6% 8/2/28^ 3,165,000 3,304,395
6.85% 8/2/33 4,812,000 4,975,677
CoStar Group, Inc.
2.8% 7/15/30
(b)
5,846,000 5,207,572
Cousins Properties, LP
5.88% 10/1/34 2,000,000 2,017,336
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25^
(a) (b)
138,750 138,282
4.75% 10/20/28
(a) (b)
1,100,000 1,095,770
Devon Energy Corp.
5.25% 10/15/27 325,000 325,933
4.5% 1/15/30 920,000 904,003
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 73,559
3.5% 12/1/29 100,000 94,627
Dick's Sporting Goods, Inc.
3.15% 1/15/32 1,700,000 1,504,820
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 960,079
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 997,735
Energy Transfer LP
2.9% 5/15/25 500,000 498,849
6% 2/1/29
(b)
1,000,000 1,017,170
7.38% 2/1/31
(b)
900,000 945,248
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 857,505
EPR Properties
4.75% 12/15/26 1,250,000 1,244,775
4.5% 6/1/27 3,330,000 3,286,578
4.95% 4/15/28 3,830,000 3,794,413
3.6% 11/15/31 350,000 312,554
Essential Properties LP
2.95% 7/15/31 12,121,000 10,518,441
Expedia Group, Inc.
3.8% 2/15/28 484,000 472,121
3.25% 2/15/30 90,000 83,930
Ferguson Enterprises, Inc.
5% 10/3/34 3,000,000 2,921,852
Forestar Group, Inc.
6.5% 3/15/33
(b)
6,000,000 5,879,743
Fortress Transportation and Infrastructure Investors LLC
7% 6/15/32
(b)
5,000,000 5,074,177
Gap, Inc. (The)
3.88% 10/1/31
(b)
106,000 91,563
Gartner, Inc.
3.75% 10/1/30
(b)
5,000,000 4,616,082

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
Golub Capital Private Credit Fund
5.8% 9/12/29
(b)
5,000,000 4,944,238
Harbour Energy PLC
6.33% 4/1/35
(a) (b)
3,000,000 2,989,055
HEICO Corp.
5.25% 8/1/28 3,000,000 3,053,800
5.35% 8/1/33 1,000,000 1,010,476
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 962,247
Highwoods Realty LP
3.88% 3/1/27 750,000 735,761
3.05% 2/15/30 1,600,000 1,429,784
2.6% 2/1/31 500,000 424,417
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 569,001
5.5% 4/15/35 5,000,000 4,902,603
IDEX Corp.
4.95% 9/1/29 2,000,000 2,004,622
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 551,976
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,024,495
International Flavors & Fragrances, Inc.
4.45% 9/26/28 1,662,000 1,645,994
5% 9/26/48 1,500,000 1,282,866
Kilroy Realty, LP
2.65% 11/15/33 280,000 217,988
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,286,959
Lennar Corp.
4.75% 5/30/25 622,000 621,893
LKQ Corp.
6.25% 6/15/33 5,000,000 5,202,239
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,172,576
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,175,007
2.7% 9/15/30 500,000 440,527
Manitowoc Co., Inc. (The)
9.25% 10/1/31
(b)
1,000,000 1,029,190
Markel Group, Inc.
3.5% 11/1/27 550,000 536,778
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 444,839
MasTec, Inc.
4.5% 8/15/28
(b)
3,881,000 3,791,724
Masterbrand, Inc.
7% 7/15/32
(b)
6,000,000 5,995,806
Micron Technology, Inc.
4.19% 2/15/27 500,000 496,300
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(b)
812,250 816,259
MPLX LP
4.88% 6/1/25 190,000 189,993
4% 3/15/28 85,000 83,482
4.8% 2/15/29 250,000 250,504
5.5% 6/1/34 5,000,000 4,983,917
4.7% 4/15/48 551,000 451,249
NNN REIT, Inc.
5.5% 6/15/34 5,000,000 5,028,444
a
a a
$ Principal
Amount $ Value a
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,845,341
5.38% 11/15/29 3,303,000 3,144,951
Oracle Corp.
4.13% 5/15/45 1,000,000 790,232
3.6% 4/1/50 470,000 326,784
Owens Corning
3.5% 2/15/30 200,000 188,498
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(b)
250,000 252,647
6.05% 8/1/28
(b)
2,000,000 2,076,465
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,525,686
5.75% 7/15/34 8,000,000 8,069,410
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,264,538
2.63% 11/1/31 7,577,000 6,561,074
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 752,282
4.3% 1/31/43 75,000 60,508
Realty Income Corp.
4% 7/15/29 2,000,000 1,948,363
4.85% 3/15/30 1,000,000 1,003,840
RELX Capital, Inc.
4% 3/18/29 500,000 490,110
4.75% 5/20/32 250,000 246,870
Rithm Capital Corp.
8% 4/1/29
(b)
11,000,000 10,948,154
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(b)
200,000 179,393
4% 10/15/33
(b)
1,450,000 1,244,960
Sirius XM Radio, LLC
4.13% 7/1/30
(b)
10,000,000 8,891,867
Store Capital LLC
4.5% 3/15/28 503,000 494,920
4.63% 3/15/29 14,538,000 14,219,141
5.4% 4/30/30
(b)
2,000,000 2,003,763
2.7% 12/1/31 1,250,000 1,059,653
Tapestry, Inc.
5.1% 3/11/30 3,000,000 2,999,907
5.5% 3/11/35 1,000,000 988,803
Tempur Sealy International, Inc.
4% 4/15/29
(b)
400,000 371,874
3.88% 10/15/31
(b)
1,500,000 1,318,688
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 245,265
3.38% 4/15/29 4,000,000 3,803,245
Twilio, Inc.
3.88% 3/15/31 300,000 270,582
United Rentals North America, Inc.
6.13% 3/15/34
(b)
2,800,000 2,805,251
United Wholesale Mortgage LLC
5.75% 6/15/27
(b)
200,000 196,825
5.5% 4/15/29
(b)
700,000 675,474
UWM Holdings LLC
6.63% 2/1/30
(b)
3,000,000 2,978,361
VICI Properties LP
4.95% 2/15/30 500,000 496,142
5.75% 4/1/34 5,000,000 5,030,610
5.63% 4/1/35 2,000,000 1,990,205

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(b)
1,120,000 1,055,521
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27^
(a) (b)
4,462,000 4,386,837
6.38% 2/1/30^
(a) (b)
100,000 87,729
Vontier Corp.
2.95% 4/1/31 100,000 86,884
Walker & Dunlop, Inc.
6.63% 4/1/33
(b)
3,000,000 2,995,245
Wayfair LLC
7.75% 9/15/30
(b)
7,000,000 6,775,611
a
Total Corporate Bonds (Cost $350,118,180) 355,601,775
Corporate Convertible Bonds - 0.0% a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $500,000) 500,000 500,000
Asset-Backed Securities - 16.8% a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-1A Class C –8.59% 1/22/30
(b)
181,733 182,071
Series 2023-2A Class A –7.97% 6/20/30
(b)
339,050 339,805
Series 2023-2A Class B –9.85% 6/20/30
(b)
7,000,000 7,159,631
Series 2024-1A Class A –7.71% 1/21/31
(b)
194,281 194,661
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-3 Class D –1.49% 9/18/26 1,250,000 1,248,043
Series 2022-1 Class C –2.98% 9/20/27 450,000 443,590
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-2A Class C –9.84% 3/15/29
(b)
1,000,000 1,016,289
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class B –7.12% 3/15/27
(b)
646,555 647,541
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class C –5.84% 12/26/31 Floating
Rate (SOFR30A + 150)
(b) (c)
1,141,962 1,145,730
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
1,248,865 1,251,362
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
244,016 245,098
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
563,181 565,674
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
2,185,615 2,223,057
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
145,389 143,290
Drive Auto Receivables Trust (DRIVE)
Series 2021-1 Class D –1.45% 1/16/29 248,775 247,834
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
1,126,085 1,133,894
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
1,349,342 1,363,910
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
946,307 962,275
First Investors Auto Owner Trust (FIAOT)
Series 2022-2A Class D –8.71% 10/16/28
(b)
1,000,000 1,046,080
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(b)
1,500,000 1,447,854
Series 2021-2 Class C –1.27% 6/15/27
(b)
840,479 833,151
a
a a
$ Principal
Amount $ Value a
Series 2021-3 Class C –1.46% 9/15/27
(b)
213,909 211,576
Series 2021-4 Class D –2.26% 12/15/27
(b)
350,000 333,024
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(b)
209,487 206,997
Series 2021-4A Class D –2.48% 10/15/27
(b)
455,000 446,633
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class C –2.35% 4/15/27
(b)
4,212,259 4,193,058
Series 2021-1A Class D –3.99% 11/15/29
(b)
3,740,000 3,718,268
Series 2022-1A Class B –5.87% 9/15/27
(b)
1,720,000 1,731,605
Series 2022-1A Class C –6.85% 4/15/30
(b)
2,000,000 2,038,806
Series 2023-1A Class D –7.3% 6/17/30
(b)
3,000,000 3,072,514
Series 2023-2A Class A2 –5.93% 6/15/27
(b)
389,740 390,241
Series 2023-4A Class C –6.76% 3/15/29
(b)
1,510,000 1,557,382
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –6% 5/15/31
(b) (d)
13,334,761 13,394,768
Series 2025-A Class A 12/31/99
(b) (d)
9,971,000 9,978,977
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
2,090,637 2,124,296
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
4,693,018 4,813,063
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,668,680 1,686,325
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
4,720,519 4,766,903
Series 2024-2A Class C –7.45% 5/15/31
(b)
1,500,000 1,579,786
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
2,211,951 2,214,431
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(b)
177,789 178,500
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(b)
1,000,000 975,300
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,000,000 3,901,016
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(b)
1,000,000 1,005,322
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
2,811,477 2,830,588
Series 25-1A Class B –5.49% 6/27/33
(b)
2,525,000 2,529,406
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
2,617,064 2,627,580
Tricolor Auto Securitization Trust (TAST)
Series 2024-2A Class A –6.36% 12/15/27
(b)
1,555,155 1,565,062
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(b)
2,000,000 2,009,913
Series 2024-1 Class C –7.06% 10/10/29
(b)
4,000,000 4,045,294
Series 2024-1 Class D –8.3% 11/12/29
(b)
8,660,000 8,885,501
Series 2025-1 Class C –5.15% 6/10/30
(b)
5,660,000 5,669,853
Series 2025-1 Class D –5.96% 7/10/30
(b)
12,000,000 11,969,042
A
130,491,870
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(b)
7,500,000 7,556,472
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO XII Ltd. (ABPCI)
Series 2023-12A Class B –7.79% 4/29/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
2,000,000 2,008,290
ABPCI Direct Lending Fund CLO XVI, LP (ABPCI)
Series 2023-16A Class C –8.54% 2/1/36 Floating Rate
(TSFR3M + 425)
(b) (c)
2,000,000 2,035,106
Antares CLO Ltd. (ANTR)
Series 2017-2A Class DR –8.3% 10/20/33 Floating Rate
(TSFR3M + 401)
(a) (b) (c)
2,000,000 2,000,000

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –6.5% 10/20/33 Floating Rate
(TSFR3M + 221)
(b) (c)
3,000,000 3,008,556
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –6.39% 4/20/36 Floating Rate
(TSFR3M + 210)
(b) (c)
4,000,000 4,028,750
AUF Funding LLC (ANTF)
Series 2022-1A Class B1 –8.04% 1/20/31 Floating Rate
(TSFR3M + 375)
(b) (c)
1,500,000 1,511,470
Barings Middle Market CLO, Ltd. (BMM)
Series 2023-IIA Class A2 –7.49% 1/20/32 Floating Rate
(TSFR3M + 320)
(a) (b) (c)
3,000,000 3,009,143
Series 2023-IIA Class B –8.44% 1/20/32 Floating Rate
(TSFR3M + 415)
(a) (b) (c)
3,000,000 3,018,123
Series 2023-IIA Class C –10.54% 1/20/32 Floating Rate
(TSFR3M + 625)
(a) (b) (c)
2,500,000 2,518,175
BCC Middle Market LLC (BCMM)
Series 2023-1A Class B1 –8.09% 7/20/35 Floating Rate
(TSFR3M + 380)
(b) (c)
3,750,000 3,787,536
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –5.94% 4/20/35 Floating Rate
(TSFR3M + 165)
(b) (c)
1,000,000 1,002,923
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.15% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,039,740 1,040,756
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B –6.6% 4/20/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
1,800,000 1,805,407
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –7.1% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
289,522 289,822
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-3A Class B –7.66% 9/13/35 Floating Rate
(TSFR3M + 335)
(b) (c)
1,750,000 1,769,474
Cerberus Loan Funding XXVIII, LP (CERB)
Series 2020-1A Class C –8.26% 10/15/31 Floating Rate
(TSFR3M + 396)
(a) (b) (c)
406,804 407,711
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class B –6.46% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,504,025
Cerberus Loan Funding XXXVII, LP (CERB)
Series 2022-1A Class A2 –4.02% 4/15/34
(b)
1,750,000 1,716,836
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –6.06% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
1,000,000 1,000,700
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class B1 –7.84% 10/20/35 Floating Rate
(TSFR3M + 355)
(b) (c)
4,500,000 4,553,623
Series 2023-1A Class C –8.59% 10/20/35 Floating Rate
(TSFR3M + 430)
(b) (c)
5,000,000 5,068,548
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –6.16% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
1,000,000 1,001,907
Series 2021-2A Class C –7.46% 1/15/34 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
2,300,000 2,310,059
Series 2023-1A Class B1 –8.2% 4/15/35 Floating Rate
(TSFR3M + 390)
(a) (b) (c)
2,500,000 2,500,000
Series 2023-1A Class C –9.55% 4/15/35 Floating Rate
(TSFR3M + 525)
(a) (b) (c)
1,500,000 1,500,000
Series 2024-1A Class A1 –6.35% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,038,124
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.11% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,801
a
a a
$ Principal
Amount $ Value a
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –6.41% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,503,794
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B –6.41% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
500,000 501,409
Series 2021-54A Class C –7.21% 8/5/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
1,000,000 1,001,887
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –6.81% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,507,714
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –5.91% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
1,500,000 1,502,213
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –6.45% 10/20/30 Floating Rate
(TSFR3M + 216)
(b) (c)
3,000,000 3,008,436
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –6.61% 7/15/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
2,500,000 2,507,285
Monroe Capital ABS Funding II Ltd. (MCAF)
Series 2023-1A Class A1R –6.77% 7/22/34
(b)
5,250,000 5,247,715
Series 2023-1A Class B1R –7.83% 7/22/34
(b)
2,500,000 2,536,970
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class B –7.8% 4/15/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
1,500,000 1,507,914
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –7.2% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 2,004,927
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –6.79% 9/23/35 Floating Rate
(TSFR3M + 250)
(b) (c)
3,000,000 3,030,848
Series 2023-1A Class B –7.74% 9/23/35 Floating Rate
(TSFR3M + 345)
(b) (c)
3,000,000 3,036,068
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –8.52% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c)
3,097,250 3,140,593
Series 2024-1A Class C –10.52% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c)
2,486,250 2,526,595
Series 2024-1A Class D –12.92% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c)
1,950,000 1,968,921
NXT Capital CLO LLC (NXTC)
Series 2024-1A Class D –8.6% 1/15/37 Floating Rate
(TSFR3M + 425)
(b) (c)
8,600,000 8,620,819
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –6.82% 11/20/34 Floating
Rate (TSFR3M + 250)
(b) (c)
1,000,000 1,000,000
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class B –7.84% 7/20/34 Floating Rate
(TSFR3M + 355)
(b) (c)
1,000,000 1,005,773
PennantPark CLO VI LLC (PNTPK)
Series 2023-6A Class B1 –8.04% 4/22/35 Floating Rate
(TSFR3M + 375)
(b) (c)
2,000,000 2,011,989
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.73% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,879,540
Starwood Commercial Mortgage Trust (STWD)
Series 2024-SIF4A Class D –8.48% 10/17/36 Floating
Rate (TSFR3M + 400)
(b) (c)
13,200,000 13,310,933
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B –6.55% 4/17/36 Floating
Rate (TSFR3M + 225)
(b) (c)
5,000,000 5,039,365

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
Series 2024-SIF3A Class C –7.15% 4/17/36 Floating
Rate (TSFR3M + 285)
(b) (c)
5,000,000 5,035,858
Series 2024-SIF3A Class D –8.8% 4/17/36 Floating Rate
(TSFR3M + 450)
(b) (c)
5,000,000 5,061,639
Windhill CLO 1, Ltd. (WNDHL)
Series 2023-1A Class C –8.79% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,374,772
Windhill CLO 2, Ltd. (WNDHL)
Series 2024-1A Class A –6.26% 10/20/36 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
4,000,000 4,021,024
a
155,830,866
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2024-2PL Class C –5.72% 10/27/31
(b)
5,960,477 5,976,926
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(b)
30,998 30,981
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
84,916 83,240
Series 2022-B Class B –4.84% 6/18/35
(b)
615,760 614,915
Series 2023-A Class A –5.55% 4/17/36
(b)
345,937 346,519
Series 2023-B Class A –6.92% 12/17/36
(b)
882,149 918,653
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(b)
462,287 454,838
Foundation Finance Trust (FFIN)
Series 2021-1A Class B –1.87% 5/15/41
(b)
2,189,636 2,055,101
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(b)
103,259 102,100
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(b)
3,797,968 3,751,543
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(b)
10,110 10,115
Octane Receivables Trust (OCTL)
Series 2021-1A Class B –1.53% 4/20/27
(b)
155,727 155,247
Series 2022-1A Class A2 –4.18% 3/20/28
(b)
24,109 24,095
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B –1.82% 1/16/29
(b)
95,755 93,650
Series 2023-7 Class C –8.8% 7/15/31
(b)
7,997,020 8,133,960
Series 2023-7 Class D –9% 7/15/31
(b)
4,998,138 5,112,556
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
180,505 181,659
Series 2023-3 Class A –7.6% 12/16/30
(b)
365,995 366,784
Series 2023-5 Class B –7.63% 4/15/31
(b)
534,296 535,064
Series 2023-5 Class C –9.1% 4/15/31
(b)
2,999,975 3,034,549
Series 2023-5 Class D –9% 4/15/31
(b)
3,499,970 3,554,427
Series 2024-1 Class A –6.66% 7/15/31
(b)
636,884 643,257
Series 2024-3 Class B –6.57% 10/15/31
(b)
6,836,461 6,903,824
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(b)
5,883 5,887
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
542,478 544,727
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(b)
1,000,000 1,026,229
Series 2022-3A Class A –7.6% 4/15/29
(b)
90,722 91,193
Upstart Securitization Trust (UPST)
Series 2021-1 Class C –4.06% 3/20/31
(b)
21,804 21,725
Series 2023-2 Class A –6.77% 6/20/33
(b)
748,082 749,678
A
45,523,442
a
a a
$ Principal
Amount $ Value a
A
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2024-1A Class A1 –5.25% 2/25/49
(b)
3,250,000 3,267,534
Series 2024-2A Class A1 –5.02% 8/25/49
(b)
7,750,000 7,711,575
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
6,500,000 6,605,106
Cyrusone Data Centers Issuer I LLC (CYRUS)
Series 2025-1A Class A2 –5.91% 2/20/50
(b)
12,500,000 12,703,902
Databank Issuer LLC (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(b)
5,750,000 5,710,572
Retained Vantage Data Centers Issuer LLC (VDCR)
Series 2024-1A Class A2 –4.99% 9/15/49
(b)
3,500,000 3,443,785
Series 2024-1A Class B –5.78% 9/15/49
(b)
2,000,000 1,970,719
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(b)
4,250,000 4,304,315
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(b)
6,600,000 6,684,882
Series 2024-2A Class C –10.03% 6/25/54
(b)
10,000,000 10,404,248
A
62,806,638
A
Equipment
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
544,056 550,556
A
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,033,459
Series 2024-1A Class B –7.15% 7/20/54
(b)
2,500,000 2,563,675
Series 2024-1A Class C –11.19% 7/20/54
(b)
7,500,000 8,152,811
Series 2025-1A Class B –6.16% 4/20/55
(b)
1,500,000 1,499,984
Series 2025-1A Class C –8.1% 4/20/55
(b)
4,000,000 3,943,809
Frontier Issuer LLC (FYBR)
Series 2023-1 Class A2 –6.6% 8/20/53
(b)
10,000,000 10,191,429
Series 2023-1 Class B –8.3% 8/20/53
(b)
2,650,000 2,740,380
Series 2023-1 Class C –11.5% 8/20/53
(b)
4,750,000 5,030,888
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(b)
6,000,000 6,300,922
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
8,250,000 8,304,439
A
51,761,796
A
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(b)
6,000,000 6,179,003
Bojangles Issuer LLC (BOJA)
Series 2024-1A Class A2 –6.58% 11/20/54
(b)
19,500,000 19,625,798
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(b)
2,250,000 2,349,828
ExteNet Issuer LLC (EXTNT)
Series 2024-1A Class A2 –5.34% 7/25/54
(b)
2,000,000 2,012,516
Series 2024-1A Class C –9.05% 7/25/54
(b)
5,000,000 5,237,073
Golub Capital Partners ABS Funding (GCPAF)
Series 2023-1A Class A –7.46% 7/25/33
(b)
5,000,000 5,116,520
Series 2024-1A Class A1 –7.2% 1/25/34 Floating Rate
(TSFR3M + 290)
(b) (c)
5,000,000 5,002,892
Series 2024-1A Class A2 –6.89% 1/25/34
(b)
5,000,000 5,056,507
Jersey Mike's Funding LLC (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(b)
2,643,300 2,616,231

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
Series 2024-1A Class A2 –5.64% 2/15/55
(b)
8,000,000 8,099,155
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(b)
4,932,830 4,953,906
TSC SPV Funding LLC (TROP)
Series 2024-1A Class A2 –6.29% 8/20/54
(b)
16,957,500 16,956,727
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(b)
1,206,250 1,104,707
84,310,863
A
Total Asset-Backed Securities (Cost $531,054,734) 538,832,503
Commercial Mortgage-Backed Securities - 8.4% a
Acrec LLC (ACREC)
Series 2025-FL3 Class C –6.6% 8/18/42 Floating Rate
(TSFR1M + 229)
(b)
2,400,000 2,396,945
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –7.43% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
16,482,000 16,578,734
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –7.64% 8/17/41 Floating Rate
(TSFR1M + 332)
(a) (b)
5,000,000 5,029,288
Series 2023-CRE8 Class C –8.34% 8/17/41 Floating
Rate (TSFR1M + 402)
(a) (b)
5,000,000 5,038,447
Series 2023-CRE8 Class D –9.69% 8/17/41 Floating
Rate (TSFR1M + 537)
(a) (b)
3,000,000 3,024,966
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –5.51% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
74,408 74,271
Series 2021-CRE5 Class B –6.25% 11/17/38 Floating
Rate (TSFR1M + 193)
(a) (b)
5,561,000 5,553,759
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.56% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 4,998,319
Series 2024-CRE9 Class B –6.86% 5/17/41 Floating
Rate (TSFR1M + 254)
(a) (b)
3,000,000 2,996,917
Series 2025-CRE10 Class A –5.71% 12/17/29 Floating
Rate (TSFR1M + 139)
(b)
5,000,000 4,981,458
BDS LLC (BDS)
Series 2024-FL13 Class A –5.89% 9/19/39 Floating
Rate (TSFR1M + 158)
(b)
5,000,000 4,998,897
BDS Ltd. (BDS)
Series 2021-FL10 Class C –6.73% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,253,991
BPR Trust (BPR)
Series 2021-TY Class B –5.58% 9/15/38 Floating Rate
(TSFR1M + 126)
(b)
3,250,000 3,227,829
Brightspire Capital, Inc. (BRSP)
Series 2021-FL1 Class D –7.13% 8/19/38 Floating Rate
(TSFR1M + 281)
(a) (b)
1,000,000 996,221
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –6.33% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,095,923
Series 2021-FL1 Class C –6.58% 8/19/38 Floating Rate
(TSFR1M + 226)
(a) (b)
5,050,000 5,052,714
Series 2021-FL1 Class E –7.88% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,972,451
Series 2024-FL2 Class A –6.26% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 4,977,033
Series 2024-FL2 Class D –9.16% 8/19/37 Floating Rate
(TSFR1M + 484)
(a) (b)
10,000,000 10,102,711
a
a a
$ Principal
Amount $ Value a
BSPRT Issuer LLC (BSPRT)
Series 2024-FL11 Class A –5.96% 7/15/39 Floating Rate
(TSFR1M + 164)
(b)
10,000,000 9,994,760
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –7.23% 5/16/38 Floating Rate
(TSFR1M + 291)
(b)
2,080,000 2,064,635
Series 2021-FL2 Class E –7.88% 5/16/38 Floating Rate
(TSFR1M + 356)
(b)
1,000,000 922,983
Series 2021-FL3 Class E –7.28% 11/16/36 Floating Rate
(TSFR1M + 296)
(a) (b)
2,800,000 2,772,000
Government National Mortgage Association (GNR)
Series 2018-52 Class AE –2.75% 5/16/51 75,704 70,329
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.93% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
718,952 719,024
Series 2021-FL4 Class C –6.78% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
13,000,000 12,486,353
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class C –6.38% 2/18/38 Floating Rate
(TSFR1M + 206)
(a) (b)
650,000 645,002
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.48% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
129,324 128,454
Series 2021-FL1 Class AS –5.83% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
2,000,000 1,991,391
Series 2021-FL1 Class B –6.03% 6/16/36 Floating Rate
(TSFR1M + 171)
(a) (b)
5,100,000 5,119,602
Series 2021-FL1 Class C –6.13% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
450,000 450,484
Series 2021-FL1 Class E –7.38% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 719,803
Series 2021-FL2 Class D –6.58% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
2,800,000 2,807,413
HIG RCP LLC (HIG)
Series 2023-FL1 Class C –8.88% 9/19/38 Floating Rate
(TSFR1M + 456)
(b)
5,000,000 5,077,058
Series 2023-FL1 Class D –10.18% 9/19/38 Floating Rate
(TSFR1M + 586)
(b)
5,000,000 5,110,868
HIG RCP Trust (HIG)
Series 2023-FL1 Class B –7.93% 9/19/38 Floating Rate
(TSFR1M + 361)
(b)
3,000,000 3,039,807
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (f)
840,000 35,284
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B –7.06% 10/15/39 Floating
Rate (TSFR1M + 274)
(b)
3,000,000 2,987,952
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class B –6.43% 7/15/36 Floating
Rate (TSFR1M + 211)
(a) (b)
1,407,000 1,408,952
Series 2021-CRE5 Class E –8.18% 7/15/36
Floating
Rate
(TSFR1M + 386)
(a) (b)
8,500,000 8,544,534
Series 2021-CRE6 Class AS –6.08% 11/15/38 Floating
Rate (TSFR1M + 176)
(a) (b)
5,500,000 5,479,895
Series 2021-CRE6 Class E –7.88% 11/15/38 Floating
Rate (TSFR1M + 356)
(a) (b)
3,000,000 3,019,250
Series 2022-CRE7 Class E –8.1% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
2,250,000 2,218,786
Series 2025-CRE8 Class A –5.7% 8/17/42 Floating Rate
(TSFR1M + 139)
(b)
2,500,000 2,495,031
PFP Ltd. (PFP)
Series 2022-9 Class A –6.59% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (b)
536,783 538,125
Series 2024-11 Class C –7.31% 9/17/39 Floating Rate
(TSFR1M + 299)
(a) (b)
3,902,498 3,918,161

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
Series 2024-11 Class D –8.41% 9/17/39 Floating Rate
(TSFR1M + 409)
(a) (b)
5,000,000 5,019,783
SKY Trust (SKY)
Series 2025-LINE Class A –6.91% 4/15/30 Floating Rate
(TSFR1M + 259)
(b)
22,000,000 22,001,945
Series 2025-LINE Class C –8.76% 4/15/30 Floating
Rate (TSFR1M + 444)
(b)
7,500,000 7,512,156
STWD Ltd. (STWD)
Series 2021-FL2 Class C –6.53% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 2,096,573
Series 2022-FL3 Class B –6.3% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,455,218
Series 2022-FL3 Class E –7.6% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,195,964
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class A –5.76% 3/15/42 Floating
Rate (TSFR1M + 144)
(b)
7,500,000 7,429,038
Series 2025-DATA Class B –6.16% 3/15/42 Floating
Rate (TSFR1M + 184)
(b)
15,000,000 14,866,531
TPG Real Estate Finance (TRTX)
Series 2022-FL5 Class AS –6.47% 2/15/39 Floating
Rate (TSFR1M + 215)
(a) (b)
6,485,000 6,493,313
TRTX Issuer, Ltd. (TRTX)
Series 2021-FL4 Class C –6.83% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
23,750,000 23,636,894
Series 2022-FL5 Class C –7.07% 2/15/39 Floating Rate
(TSFR1M + 275)
(a) (b)
5,000,000 4,956,795
a
Total Commercial Mortgage-Backed Securities (Cost $270,707,883) 270,781,020
Mortgage-Backed Securities - 33.9% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 357,433 326,615
Series 4949 Class BC –2.25% 3/25/49 188,858 169,171
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 195,086 182,217
Pool# RA7183 – 4% 4/1/52 11,027,618 10,298,741
Pool# SD8245 – 4.5% 9/1/52 18,343,178 17,583,649
Pool# SD8257 – 4.5% 10/1/52 49,933,885 47,868,063
Pool# SD8258 – Series 8258 5% 10/1/52 8,267,999 8,132,559
Pool# SD8266 – 4.5% 11/1/52 10,389,469 9,960,025
Pool# SD8267 – Series 8267 5% 11/1/52 3,375,531 3,319,367
Pool# SD4712 – 4.5% 12/1/52 25,734,884 24,640,549
Pool# SD8290 – 6% 1/1/53 3,691,579 3,751,731
Pool# SD2473 – 5% 2/1/53 12,655,178 12,439,472
Pool# MA5496 – 4.5% 3/1/53 19,457,707 18,633,332
Pool# SD8323 – Series 8323 5% 5/1/53 6,208,653 6,100,481
Pool# SD8324 – Series 8324 5.5% 5/1/53 7,665,168 7,669,965
Pool# SD8329 – 5% 6/1/53 13,320,512 13,088,427
Pool# SD3386 – 5.5% 7/1/53 4,610,535 4,607,485
Pool# SD8341 – Series 8341 5% 7/1/53 4,473,042 4,391,120
Pool# SD8342 – Series 8342 5.5% 7/1/53 12,179,589 12,194,171
Pool# SD8350 – 6% 8/1/53 7,350,603 7,472,831
Pool# SD5089 – 4.5% 8/1/53 39,127,348 37,491,676
Pool# SD3857 – 6% 9/1/53 7,737,999 7,881,304
Pool# SD8362 – 5.5% 9/1/53 17,643,986 17,645,942
Pool# SD8366 – 5% 10/1/53 23,928,020 23,503,710
Pool# SD6291 – 4.5% 10/1/53 7,778,401 7,448,009
a
a a
$ Principal
Amount $ Value a
Pool# SD8374 – 6.5% 11/1/53 3,627,534 3,744,718
Pool# SD8372 – 5.5% 11/1/53 4,464,702 4,465,197
Pool# SD8371 – 5% 11/1/53 12,073,811 11,863,444
Pool# SD8383 – 5.5% 12/1/53 20,778,164 20,772,442
Pool# SD8395 – 5.5% 1/1/54 23,219,063 23,209,680
Pool# SD8400 – 5% 2/1/54 18,869,042 18,540,590
Pool# SD8408 – 5.5% 3/1/54 23,089,566 23,074,271
Pool# SD8417 – 4.5% 3/1/54 13,996,858 13,396,366
Pool# SD8421 – 6% 4/1/54 4,226,856 4,295,545
Pool# SD8420 – 5.5% 4/1/54 10,761,631 10,754,503
Pool# SD8419 – 5% 4/1/54 21,501,126 21,121,861
Pool# SD8430 – 5% 5/1/54 5,648,887 5,548,808
Pool# SD8438 – 5.5% 6/1/54 17,343,689 17,332,202
Pool# SD8447 – 6% 7/1/54 4,482,913 4,555,763
Pool# MA5585 – 5.5% 9/1/54 7,513,359 7,508,383
Pool# SD8461 – 5% 9/1/54 7,784,569 7,643,640
Pool# SD6319 – 5% 11/1/54 71,059,776 69,688,161
Pool# SD8306 – 5.5% 12/1/54 33,060,802 33,033,741
Pool# SD8493 – 5% 12/1/54 20,611,254 20,213,410
627,563,337
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 79,565 75,411
Series 2013-130 Class CD –3% 6/25/43 144,664 139,244
a
Pass-Through Securities
POOL SD8494 – 5.5% 1/1/55 7,851,865 7,845,438
Pool# 932836 – 3% 12/1/25 1,522 1,511
Pool# 468516 – 5.17% 6/1/28 189,816 190,754
Pool# MA3443 – 4% 8/1/48 84,231 79,381
Pool# FM5733 – 2% 1/1/51 1,072,242 867,276
Pool# MA4733 – 4.5% 9/1/52 6,113,910 5,860,754
Pool# MA4785 – Series 4785 5% 10/1/52 11,087,394 10,902,910
Pool# MA4806 – Series 4806 5% 11/1/52 3,341,019 3,291,630
Pool# MA4840 – 4.5% 12/1/52 11,942,271 11,448,665
Pool# MA4941 – 5.5% 3/1/53 6,542,737 6,548,515
Pool# MA5009 – 5% 5/1/53 27,461,974 26,983,505
Pool# MA5040 – 6% 6/1/53 1,553,558 1,581,937
Pool# MA5039 – 5.5% 6/1/53 6,816,369 6,820,634
Pool# MA5038 – Series 5038 5% 6/1/53 3,062,065 3,008,715
Pool# FS6837 – 5.5% 7/1/53 19,044,390 19,042,058
Pool# MA5071 – 5% 7/1/53 21,204,144 20,834,704
Pool# MA5167 – 6.5% 10/1/53 2,184,263 2,254,823
Pool# MA5166 – 6% 10/1/53 5,676,339 5,777,125
Pool# MA5164 – 5% 10/1/53 9,426,051 9,261,817
Pool# MA5192 – 6.5% 11/1/53 4,796,573 4,952,931
Pool# MA5191 – 6% 11/1/53 4,115,125 4,181,998
Pool# MA5216 – 6% 12/1/53 8,042,553 8,184,322
Pool# MA5215 – 5.5% 12/1/53 20,538,120 20,524,531
Pool# MA5271 – 5.5% 2/1/54 15,819,141 15,808,662
Pool# CB7972 – 5% 2/1/54 9,413,420 9,246,290
Pool# MA5296 – 5.5% 3/1/54 34,829,546 34,806,475
Pool# MA5294 – 5% 3/1/54 9,450,381 9,285,146
Pool# MA5331 – 5.5% 4/1/54 13,636,321 13,627,288
Pool# MA5326 – 4.5% 4/1/54 6,201,178 5,935,139
Pool# DB1847 – 5.5% 5/1/54 4,845,978 4,847,259
Pool# MA5387 – 5% 6/1/54 29,635,262 29,105,639
Pool# MA5420 – 5.5% 7/1/54 9,274,629 9,268,486
Pool# MA5419 – 5% 7/1/54 12,630,993 12,403,304

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
Pool# MA5443 – 5% 8/1/54 7,761,075 7,621,173
Pool# MA5470 – 5.5% 9/1/54 15,253,868 15,243,766
Pool# MA5468 – 4.5% 9/1/54 17,396,050 16,647,011
Pool# MA5496 – 5% 10/1/54 15,586,838 15,285,977
Pool# MA5470 – 5% 1/1/55 7,887,461 7,740,383
387,532,587
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 998,902 796,823
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A3 –6% 1/25/55
(b) (c)
5,648,449 5,685,779
Series 2024-2 Class A3 –6% 2/25/55
(b) (c)
7,391,261 7,440,110
Series 2024-5 Class A2 –6% 4/25/55
(b) (c)
7,274,835 7,322,914
Series 2024-8 Class A3 –5.5% 8/25/55
(b) (c)
3,461,319 3,425,478
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
29,112 27,077
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(b) (c)
4,244,381 4,134,642
Series 2024-PJ5 Class A3 –6% 9/25/54
(b) (c)
5,767,438 5,805,555
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A –2.95% 10/25/46
(b) (c)
35,918 33,635
Series 2017-3 Class A –2.5% 8/25/47
(b) (c)
44,701 39,337
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
11,624 11,065
Series 2023-3 Class A3A –5% 10/25/53
(b) (c)
4,014,521 3,910,725
Series 2023-4 Class 1A2 –6% 11/25/53
(b) (c)
2,257,157 2,272,075
Series 2023-9 Class A2 –6% 4/25/54
(b) (c)
2,606,387 2,623,613
Series 2023-10 Class A2 –6% 5/25/54
(b) (c)
1,727,734 1,739,152
Series 2024-2 Class A3 –6% 8/25/54
(b) (c)
2,389,223 2,405,013
Series 2024-4 Class A3 –6% 10/25/54
(b) (c)
3,758,978 3,783,821
Series 2024-6 Class A3 –6% 12/25/54
(b) (c)
4,588,186 4,609,333
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(b) (c)
5,190,581 4,765,317
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
1,235,175 1,106,903
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(b) (c)
2,399 2,386
Series 2023-3 Class A1 –6% 9/25/53
(b) (c)
3,932,561 3,958,551
Series 2024-1 Class A1 –5.99% 1/25/54
(b) (c)
10,445,056 10,514,087
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –7.39% 10/25/33
(c)
26,520 25,547
75,642,115
a
Total Mortgage-Backed Securities (Cost $1,086,547,936) 1,091,534,862
Municipal Bonds - 0.0% a
Detroit, MI City School District General Obligation Q-SBLF,
6.65% 5/1/29 (Cost $535,025) 460,000 491,798
Term Loan - 0.2% a
a a
$ Principal
Amount $ Value a
Industrials
TransDigm, Inc.
6.82% 2/28/31 (Cost $7,527,986) 7,500,000 7,467,188
U.S. Treasuries - 27.5% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,915,758
4.5% 8/15/39 10,000,000 10,103,906
4.38% 11/15/39 5,000,000 4,976,758
4.63% 2/15/40 20,000,000 20,433,594
1.88% 2/15/41 11,500,000 8,072,910
4.38% 5/15/41 5,000,000 4,931,250
1.75% 8/15/41 4,000,000 2,712,500
2% 11/15/41 7,500,000 5,271,387
2.38% 2/15/42 28,000,000 20,791,641
3.25% 5/15/42 15,000,000 12,680,566
4% 11/15/42 90,000,000 83,988,281
3.88% 2/15/43 10,000,000 9,156,055
3.13% 2/15/43 25,000,000 20,527,832
3.88% 5/15/43 49,000,000 44,742,168
2.88% 5/15/43 2,000,000 1,575,820
4.38% 8/15/43 75,500,000 73,600,703
3.63% 8/15/43 17,000,000 14,949,375
4.75% 11/15/43 25,000,000 25,547,852
3.75% 11/15/43 6,000,000 5,358,750
4.5% 2/15/44 82,500,000 81,539,649
3.63% 2/15/44 15,500,000 13,567,344
4.63% 5/15/44 35,000,000 35,123,731
3.38% 5/15/44 15,500,000 13,043,613
4.13% 8/15/44 55,000,000 51,545,312
3.13% 8/15/44 27,500,000 22,189,062
4.63% 11/15/44 40,000,000 40,062,500
3% 11/15/44 24,000,000 18,916,875
2.5% 2/15/45 21,000,000 15,146,660
3% 5/15/45 23,000,000 18,047,363
3% 11/15/45 9,500,000 7,418,535
2.5% 5/15/46 8,400,000 5,955,141
2.25% 8/15/46 2,500,000 1,682,129
3% 2/15/47 1,000,000 770,547
4.13% 8/15/53 13,000,000 11,983,105
U.S. Treasury Notes
2.25% 2/15/27 3,500,000 3,395,479
2.25% 8/15/27 3,000,000 2,889,668
1.13% 2/29/28 6,500,000 6,011,738
1.25% 9/30/28 7,000,000 6,396,660
2.38% 10/15/28 13,000,000 14,050,031
1.5% 11/30/28 3,000,000 2,755,430
1.88% 2/28/29 3,500,000 3,243,105
4% 10/31/29 10,000,000 10,023,438
1.75% 11/15/29 3,000,000 2,728,359
1.5% 2/15/30 5,250,000 4,684,189
4% 2/28/30 20,000,000 20,048,438
0.88% 11/15/30 8,000,000 6,752,969
1.13% 2/15/31 4,500,000 3,831,240
1.38% 11/15/31 5,500,000 4,645,781
1.88% 2/15/32 1,000,000 868,516
4.13% 11/15/32 42,000,000 42,070,547
4.5% 11/15/33 10,000,000 10,241,211

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
4.25% 11/15/34 21,000,000 21,065,625
4.25% 5/15/39 10,000,000 9,855,078
a
Total U.S. Treasuries (Cost $916,384,128) 883,886,174
Cash Equivalents - 2.9% a
Shares $ Value
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21% (Cost
$92,690,146)
(e)
92,690,146 92,690,146
Short-Term Securities Held as Collateral for Securities on Loan - 0.1% a
a
Goldman Sachs Financial Square Government Fund
Institutional Class –4.26%
(e)
2,532,769 2,532,769
Citibank N.A. DDCA
4.33% 281,419 281,419
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $2,814,188) 2,814,188
Total Investments in Securities 100.9%
(Cost $3,258,880,206) 3,244,599,654
Other Liabilities in Excess of Other Assets -  (0.9%) (29,130,809)
Net Assets - 100% 3,215,468,845
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $2,752,916.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total value of such securities was $1,019,881,537 or 31.72% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) This security is classified as Level 3 security within the fair value hierarchy. Level 3 security values are determined using significant unobservable inputs. As of March 31, 2025, the total value of such securities was $23,373,745 or 0.73% of net assets.
(e) Rate presented represents the 7 day average yield at March 31, 2025.
(f) Defaulted bond.

Large Cap Equity Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 98.5% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 15.4
Visa, Inc. - Class A 145,000 50,816,699
Mastercard, Inc. - Class A 77,000 42,205,240
Global Payments, Inc. 400,000 39,168,000
a
Multi-Sector Holdings 4.5
Berkshire Hathaway, Inc. - Class B
(a)
72,500 38,612,050
a
Insurance Brokers 4.0
Aon plc - Class A
(b)
85,000 33,922,650
a
23.9 204,724,639
Information Technology
Application Software 8.7
Adobe, Inc.
(a)
72,500 27,805,925
Constellation Software, Inc. Canada
(b)
7,500 23,751,972
Salesforce, Inc. 87,500 23,481,500
a
IT Consulting & Other Services 6.2
Gartner, Inc.
(a)
63,500 26,653,490
Accenture plc - Class A
(b)
85,000 26,523,400
a
Systems Software 5.9
Microsoft Corp. 78,500 29,468,115
Oracle Corp. 150,000 20,971,500
a
Semiconductor Materials & Equipment 2.8
Analog Devices, Inc. 117,500 23,696,225
a
23.6 202,352,127
Health Care
Life Sciences Tools & Services 12.9
Danaher Corp. 270,000 55,350,000
Thermo Fisher Scientific, Inc. 75,000 37,320,000
Bio-Techne Corp. 300,000 17,589,000
a
Health Care Equipment 2.2
IDEXX Laboratories, Inc.
(a)
45,000 18,897,750
a
15.1 129,156,750
Communication Services
Interactive Media & Services 7.2
Meta Platforms, Inc. - Class A 60,000 34,581,600
Alphabet, Inc. - Class C 175,000 27,340,250
a
Cable & Satellite 3.9
Charter Communications, Inc. - Class A
(a)
90,000 33,167,700
a
11.1 95,089,550
Industrials
Industrial Machinery & Supplies &
Components 4.2
IDEX Corp. 200,000 36,194,000
a
Human Resource & Employment Services 4.1
Equifax, Inc. 142,500 34,707,300
a
Industrials
% of Net
Assets Shares $ Value
a
Cargo Ground Transportation 2.4
Old Dominion Freight Line, Inc. 123,600 20,449,620
a
10.7 91,350,920
Consumer Discretionary
Broadline Retail 3.4
Amazon.com, Inc.
(a)
152,500 29,014,650
a
Automotive Retail 3.2
CarMax, Inc.
(a)
360,000 28,051,200
a
6.6 57,065,850
Real Estate
Real Estate Services 4.2
CoStar Group, Inc.
(a)
460,000 36,445,800
Materials
Construction Materials 3.3
Vulcan Materials Co. 120,000 27,996,000
a
Total Common Stocks (Cost $503,419,474) 844,181,636
Cash Equivalents - 1.6% a
a a
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21% (Cost
$13,583,743)
(c)
13,583,743 13,583,743
a
Total Investments in Securities - 100.1%
(Cost $517,003,217) 857,765,379
Other Liabilities in Excess of Other Assets -  (0.1%) (797,879)
Net Assets - 100% 856,967,500
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7 day average yield at March 31, 2025.

Multi Cap Equity Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 96.5% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 10.6
Visa, Inc. - Class A 92,500 32,417,550
Mastercard, Inc. - Class A 50,000 27,406,000
a
Multi-Sector Holdings 8.5
Berkshire Hathaway, Inc. - Class B
(a)
90,000 47,932,200
a
Insurance Brokers 4.7
Aon plc - Class A
(b)
67,500 26,938,575
a
23.8 134,694,325
Communication Services
Cable & Satellite 8.4
Liberty Broadband Corp.
(a)
Class C 200,000 17,010,000
Class A 100,000 8,500,000
Comcast Corp. - Class A 350,000 12,915,000
Charter Communications, Inc. - Class A
(a)
25,000 9,213,250
a
Interactive Media & Services 8.2
Alphabet, Inc. - Class C 150,000 23,434,500
Meta Platforms, Inc. - Class A 40,000 23,054,400
a
Integrated Telecommunication Services 0.7
LICT Corp.
(a)
299 3,901,950
a
17.3 98,029,100
Industrials
Aerospace & Defense 6.0
HEICO Corp. - Class A 160,000 33,755,200
a
Industrial Machinery & Supplies &
Components 2.5
IDEX Corp. 80,000 14,477,600
a
Human Resource & Employment Services 2.4
Equifax, Inc. 55,000 13,395,800
a
Cargo Ground Transportation 1.9
Old Dominion Freight Line, Inc. 65,000 10,754,250
a
12.8 72,382,850
Information Technology
Application Software 3.4
ACI Worldwide, Inc.
(a)
350,000 19,148,500
a
Communications Equipment 3.2
Sirius XM Holdings, Inc. 800,000 18,036,000
a
IT Consulting & Other Services 2.9
Gartner, Inc.
(a)
24,000 10,073,760
Accenture plc - Class A
(b)
20,000 6,240,800
a
Semiconductor Materials & Equipment 2.7
Texas Instruments, Inc. 85,000 15,274,500
a
12.2 68,773,560
a
Health Care
% of Net
Assets Shares $ Value
Life Sciences Tools & Services 5.7
Danaher Corp. 95,000 19,475,000
Bio-Techne Corp. 220,000 12,898,600
a
Health Care Services 3.4
Labcorp Holdings, Inc. 82,000 19,084,680
a
Health Care Equipment 1.1
IDEXX Laboratories, Inc.
(a)
15,000 6,299,250
a
10.2 57,757,530
Materials
Construction Materials 5.5
Vulcan Materials Co. 70,000 16,331,000
Martin Marietta Materials, Inc. 31,200 14,917,656
a
Specialty Chemicals 2.1
Perimeter Solutions, Inc.
(a)
1,161,334 11,694,633
a
7.6 42,943,289
Consumer Discretionary
Automotive Retail 3.6
CarMax, Inc.
(a)
260,000 20,259,200
a
Distributors 3.4
LKQ Corp. 450,000 19,143,000
a
7.0 39,402,200
Real Estate
Real Estate Services 5.6
CoStar Group, Inc.
(a)
300,000 23,769,000
Altus Group, Ltd. Canada
(b)
225,000 8,044,370
a
5.6 31,813,370
a
Total Common Stocks (Cost $254,806,878) 545,796,224
Cash Equivalents - 3.6% a
a
$ Principal
Amount $ Value a
a a a
U.S. Treasury Bills, 4.15% to 4.19%, 7/15/25 to
8/28/25
(c)
17,000,000 16,768,924
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21%
(d)
3,488,649 3,488,649
a
Total Cash Equivalents (Cost $20,256,730) 20,257,573
Total Investments in Securities - 100.1%
(Cost $275,063,608) 566,053,797
Other Liabilities in Excess of Other Assets -  (0.1%) (627,469)
Net Assets - 100% 565,426,328

The accompanying notes form an integral part of these financial statements.
Multi Cap Equity Fund
(Continued)
Schedule of Investments
March 31, 2025
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at March 31, 2025.
(d) Rate presented represents the 7 day average yield at March 31, 2025.

Nebraska Tax Free Income Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Municipal Bonds - 96.5% a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
Nebraska 93.4
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 77,538
Cass County School District No. 22 General Obligation
2.2% 12/15/26 250,000 244,495
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 473,700
City of Blair NE General Obligation 5% 6/15/34 360,000 375,613
City of Blair NE Water System Revenue
    2.85% 12/15/25 100,000 99,206
    3% 12/15/26 100,000 98,373
    3.1% 12/15/27 100,000 97,547
    3.2% 12/15/28 100,000 96,585
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 203,489
AGM,
    4% 12/15/26 100,000 101,895
    4% 12/15/27 100,000 101,912
City of Columbus NE General Obligation
    3% 12/15/29 150,000 147,779
    3% 12/15/30 150,000 146,235
City of Grand Island NE Combined Utility System Revenue
Series A AGM,
    4% 8/15/35 205,000 207,426
    4% 8/15/36 125,000 125,988
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 150,005
    3% 11/15/30 150,000 146,810
City of Kearney NE General Obligation 4% 5/15/34 220,000 220,028
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 29,631
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 481,031
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 91,172
Series A Class A –
    3% 4/15/34 100,000 92,316
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 265,466
City of Omaha NE Sewer Revenue
    4% 4/1/31 350,000 351,995
Series A
    4% 4/1/34 100,000 102,147
County of Saline NE Revenue 3% 2/15/31 200,000 189,806
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 489,459
County of Seward NE General Obligation 3% 12/15/30 605,000 591,640
Cozad City School District General Obligation 4% 6/15/26 250,000 252,807
Dawson County Public Power District Revenue
Series A
    2% 6/15/26 170,000 166,433
    2.1% 6/15/27 105,000 101,036
Series B
    2.5% 6/15/28 135,000 129,101
    3% 6/15/29 245,000 236,582
    3% 6/15/30 355,000 336,584
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 170,203
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,300
    5% 5/15/30 140,000 142,401
    4% 5/15/32 700,000 695,156
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 252,255
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 94,244
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 154,704
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 137,228
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 450,444
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 361,194
    5% 4/1/28 225,000 232,305
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 226,178
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 105,316
Nebraska Investment Finance Authority Revenue
    4.45% 9/1/43 180,000 176,138
Series B
    1.35% 9/1/26 200,000 191,780
Series C GNMA,
    2% 9/1/35 325,000 251,862
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 65,869
Nebraska State College Facilities Corp. Revenue AGM,
4% 7/15/28 250,000 253,795
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 85,994
Series A
    4% 6/1/31 155,000 160,028
Series C
    4% 4/1/33 340,000 347,000
    4% 4/1/39 500,000 477,418
Omaha School District General Obligation
    5% 12/15/28 130,000 130,558
    5% 12/15/29 350,000 361,222
    5% 12/15/31 135,000 139,124
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 84,908
    2% 12/15/34 200,000 161,685
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.3% 12/1/26 275,000 270,366
Series B
    4% 12/1/35 400,000 407,616
Public Power Generation Agency 5% 1/1/37 400,000 406,051
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 59,973
Series A
    2% 4/1/26 150,000 147,821
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 389,834
University of Nebraska Revenue
    2.5% 7/1/26 210,000 209,252
    3% 7/1/27 100,000 100,403
    5% 5/15/30 100,000 105,462
Upper Republican Natural Resource District Revenue
AGM,
    4% 12/15/25 245,000 245,224
    4% 12/15/27 395,000 395,318
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 689,008

The accompanying notes form an integral part of these financial statements.
Nebraska Tax Free Income Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a a a a
    3% 7/1/35 325,000 295,208
Winside Public Schools General Obligation 2% 6/15/31 350,000 301,932
a
17,454,607
a
Texas 2.0
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 257,006
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 107,138
a
364,144
a
Utah 0.6
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 105,613
a
Washington 0.5
Pierce County School District No. 10 Tacoma General
Obligation Series B AMBAC, 4% 12/1/35 100,000 101,567
a
Total Municipal Bonds (Cost $18,883,744) 18,025,931
Cash Equivalents - 2.5% a
Shares $ Value a
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21% (Cost
$475,552)
(a)
475,552 475,552
a
Total Investments in Securities - 99.0%
(Cost $19,359,296) 18,501,483
Other Assets Less Other Liabilities -  1.0% 192,433
Net Assets - 100% 18,693,916
(a) Rate presented represents the 7 day average yield at March 31, 2025.

Partners III Opportunity Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Common Stocks - 96.0% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 15.0
Visa, Inc. - Class A 65,000 22,779,900
Mastercard , Inc. - Class A 40,000 21,924,800
Global Payments, Inc. 180,000 17,625,600
a
Multi-Sector Holdings 13.8
Berkshire Hathaway, Inc. - Class B
(a)
108,000 57,518,640
a
Insurance Brokers 3.8
Aon plc - Class A
(b)
40,000 15,963,600
a
32.6 135,812,540
Information Technology
Application Software 6.8
Roper Technologies, Inc. 25,000 14,739,500
CoreCard Corp.
† (a)
515,000 9,635,650
Adobe, Inc.
(a)
10,000 3,835,300
a
Systems Software 4.1
Microsoft Corp. 45,000 16,892,550
a
Communications Equipment 3.5
Sirius XM Holdings, Inc. 650,000 14,654,250
a
Semiconductor Materials & Equipment 3.0
Texas Instruments, Inc. 70,000 12,579,000
a
IT Consulting & Other Services 1.1
Accenture plc - Class A
(b)
15,000 4,680,600
a
18.5 77,016,850
Health Care
Life Sciences Tools & Services 12.8
Danaher Corp. 100,000 20,500,000
Thermo Fisher Scientific, Inc. 40,000 19,904,000
Bio- Techne Corp. 220,000 12,898,600
a
Health Care Services 2.8
Labcorp Holdings, Inc. 50,000 11,637,000
a
15.6 64,939,600
Communication Services
Cable & Satellite 7.5
Liberty Broadband Corp.
(a)
Class C 325,000 27,641,250
Class A 40,000 3,400,000
a
Interactive Media & Services 6.5
Alphabet, Inc. - Class C 100,000 15,623,000
Meta Platforms, Inc. - Class A 20,000 11,527,200
a
14.0 58,191,450
Consumer Discretionary
Automotive Retail 3.4
CarMax, Inc.
(a)
180,000 14,025,600
a
Consumer Discretionary
% of Net
Assets Shares $ Value
a
Broadline Retail 3.2
Amazon.com, Inc.
(a)
70,000 13,318,200
a
6.6 27,343,800
Industrials
Industrial Machinery & Supplies &
Components 3.9
IDEX Corp. 90,000 16,287,300
Real Estate
Real Estate Services 2.7
CoStar Group, Inc.
(a)
140,000 11,092,200
Materials
Specialty Chemicals 2.1
Perimeter Solutions, Inc.
(a)
875,000 8,811,250
a
Total Common Stocks (Cost $214,278,691) 399,494,990
Cash Equivalents - 4.1% a
a
$ Principal
Amount $ Value a
a a a
U.S. Treasury Bills, 3.82% to 4.15%, 4/10/25
to 8/28/25
(c)
9,000,000 8,958,591
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21%
(d)
8,085,807 8,085,807
a
Total Cash Equivalents (Cost $17,044,114) 17,044,398
Total Investments in Securities - 100.1%
(Cost $231,322,805) 416,539,388
Options Written - (0.0)% (223,500)
Other Liabilities in Excess of Other Assets -  (0.1%) (364,283)
Net Assets - 100% 415,951,605
Options Written- (0.0)%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
Adobe, Inc. July 2025 / $400 4,0 00,000 10,000 (223,500)
Total Options Written (premiums received $310,889) (223,500)
† Non-controlled affiliate.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at March 31, 2025.
(d) Rate presented represents the 7 day average yield at March 31, 2025.

Short Duration Income Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 5.2% a
a a
$ Principal
Amount $ Value a
a a a a
Agree, LP
2% 6/15/28 2,239,000 2,061,993
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
864,583 862,872
Ares Capital Corp.
7% 1/15/27 1,000,000 1,031,007
Ares Strategic Income Fund
5.7% 3/15/28
(b)
3,000,000 3,000,810
Ashtead Capital, Inc.
1.5% 8/12/26
(b)
4,800,000 4,592,535
4.38% 8/15/27
(b)
3,000,000 2,970,532
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,011,725
Bath & Body Works, Inc.
6.69% 1/15/27 945,000 965,409
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 254,194
Boeing Co. (The)
6.26% 5/1/27 2,500,000 2,572,790
Brightwood Capital Offshore Fund V U Rn LLC
7.14% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
2,250,000 2,281,658
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,484,514
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,969,518
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25^
(a) (b)
749,250 746,722
Devon Energy Corp.
5.25% 10/15/27 390,000 391,119
Energy Transfer LP
5.63% 5/1/27
(b)
610,000 609,744
EPR Properties
4.75% 12/15/26 4,869,000 4,848,646
4.5% 6/1/27 1,000,000 986,961
Gartner, Inc.
4.5% 7/1/28
(b)
1,200,000 1,177,575
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,443,370
Highwoods Realty LP
3.88% 3/1/27 750,000 735,761
HPS Corporate Lending Fund
5.45% 1/14/28
(b)
5,000,000 5,003,127
MasTec, Inc.
4.5% 8/15/28
(b)
2,000,000 1,953,993
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(b)
1,029,150 1,034,229
MPLX LP
4.88% 6/1/25^ 1,961,000 1,960,928
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 3/30/29
(b)
6,000,000 6,118,924
Synchrony Bank
5.4% 8/22/25 1,000,000 1,001,422
VICI Properties LP
4.63% 12/1/29
(b)
1,445,000 1,403,180
VICI Properties LP/VICI Note Co., Inc.
4.63% 6/15/25
(b)
3,100,000 3,101,705
Vontier Corp.
1.8% 4/1/26 1,004,000 974,834
a
Total Corporate Bonds (Cost $59,002,354) 59,551,797
Corporate Convertible Bonds - 0.3% a
a a
$ Principal
Amount $ Value a
a a a a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $3,000,000) 3,000,000 3,000,000
Asset-Backed Securities - 33.7% a
a a a a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class A –7.97% 6/20/30
(b)
339,050 339,806
Series 2023-2A Class B –9.85% 6/20/30
(b)
3,000,000 3,068,413
Series 2024-1A Class A –7.71% 1/21/31
(b)
97,558 97,748
Series 2024-2A Class A –6.06% 2/20/29
(b)
2,286,828 2,292,723
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-3 Class D –1.49% 9/18/26 3,000,000 2,995,303
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(b)
1,839,493 1,856,506
Series 2024-A Class A2 –5.3% 11/15/32
(b)
962,518 967,048
Series 2024-B Class A2 –5.54% 4/15/33
(b)
1,409,556 1,419,083
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-1A Class A –3.93% 5/15/28
(b)
562,222 560,439
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1 Class A –5.44% 12/26/31 Floating
Rate (SOFR30A + 110)
(b) (c)
1,877,198 1,883,330
Series 2024-CAR1 Class B –5.64% 12/26/31 Floating
Rate (SOFR30A + 130)
(b) (c)
1,095,032 1,098,060
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
1,248,865 1,251,362
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
195,213 196,079
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
450,545 452,539
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
2,185,615 2,223,057
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
581,555 573,159
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(b)
1,220,707 1,228,972
Series 2023-2A Class A1 –6.16% 10/15/35
(b)
805,799 817,394
Series S2-1A Class A1 –5.52% 5/15/36
(b)
2,155,579 2,179,747
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(b)
308,212 309,372
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
2,449,235 2,466,219
Series 2023-3 Class A2 –6.4% 3/20/30
(b)
2,229,831 2,265,883
Series 2024-1 Class A2 –5.23% 3/20/30
(b)
1,488,776 1,498,815
Series 2024-2 Class A3 –5.61% 4/20/28
(b)
2,700,000 2,752,961
Series 2024-3 Class A3 –4.98% 8/21/28
(b)
1,870,000 1,895,515
Series 2024-4 Class A3 –4.56% 11/20/28
(b)
1,400,000 1,404,633
Exeter Automobile Receivables Trust (EART)
Series 2021-1A Class D –1.08% 11/16/26 217,334 216,153
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(b)
799,376 798,074
Series 2022-2A Class A –6.14% 12/15/27
(b)
202,977 203,972
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
771,053 779,377
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
946,307 962,276
Series 2024-2A Class A2 –5.89% 6/15/30
(b)
2,553,056 2,587,213
Series 2024-3A Class A2 –4.94% 11/15/30
(b)
3,750,000 3,758,430
Series 2025-1A Class A2 –4.92% 2/15/31
(b)
5,000,000 4,997,944
Huntington Bank Auto Credit-Linked Notes (HACLN)
Series 2024-2 Class B1 –5.44% 10/20/32
(b)
1,684,220 1,692,723
Series 2025-1 Class B –4.96% 3/21/33
(b)
5,000,000 4,994,028
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(b)
634,700 635,418
Series 2023-1A Class B –5.59% 8/16/27
(b)
2,500,000 2,509,434
Series 2023-2A Class A2 –5.93% 6/15/27
(b)
204,613 204,877
Series 2023-4A Class A3 –6.1% 12/15/27
(b)
3,302,293 3,319,899

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a a a a
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –6% 5/15/31
(b) (d)
4,854,653 4,876,499
Series 2025-A Class A 12/31/99
(b) (d)
4,986,000 4,989,989
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
2,926,891 2,974,015
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
4,693,018 4,813,063
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,668,680 1,686,325
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
4,720,519 4,766,903
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
2,211,951 2,214,431
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(b)
177,789 178,500
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(b)
5,490,267 5,540,956
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(b)
500,984 495,245
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,100,000 3,998,541
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class B –6.55% 7/17/28
(b)
216,560 216,679
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
2,811,477 2,830,588
Series 2023-4A Class A –7.54% 3/25/32
(b)
3,138,678 3,173,657
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
1,308,532 1,313,790
SFS Auto Receivables Securitization Trust (SFAST)
Series 2023-1A Class A2A –5.89% 3/22/27
(b)
137,433 137,557
Tricolor Auto Securitization Trust (TAST)
Series 2024-3A Class A –5.22% 6/15/28
(b)
1,323,481 1,327,121
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(b)
336,503 336,680
Series 2024-1 Class B –6.57% 6/10/27
(b)
6,000,000 6,029,738
Series 2025-1 Class B –5.05% 2/10/28
(b)
7,700,000 7,710,082
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(b)
4,744,069 4,812,607
Series 2024-1A Class A1 –5.49% 2/18/39
(b)
4,198,279 4,235,922
Series 2024-2A Class A1 –4.87% 6/21/39
(b)
6,300,000 6,323,971
a
140,736,843
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 –6.25% 7/20/33 Floating
Rate (TSFR3M + 196)
(a) (b) (c)
2,000,000 2,006,320
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –6.05% 10/20/33 Floating
Rate (TSFR3M + 176)
(b) (c)
6,000,000 6,004,174
AUF Funding LLC (ANTF)
Series 2022-1A Class B1 –8.04% 1/20/31 Floating Rate
(TSFR3M + 375)
(b) (c)
2,500,000 2,519,117
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.15% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,999,501 2,001,454
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –6.25% 4/20/33 Floating Rate
(TSFR3M + 196)
(a) (b) (c)
5,500,000 5,505,502
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –7.1% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
289,522 289,822
Cerberus Loan Funding XLIII LLC (CERB)
Series 2023-4A Class A –6.73% 10/15/35 Floating Rate
(TSFR3M + 243)
(b) (c)
3,000,000 3,085,814
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class A –6.18% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
3,000,000 3,002,671
a
a a
$ Principal
Amount $ Value a
a a a a
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –6.06% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
2,750,000 2,751,926
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class A1 –6.89% 10/20/35 Floating
Rate (TSFR3M + 260)
(b) (c)
5,000,000 5,050,928
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –6.16% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
4,000,000 4,007,629
Series 2023-1A Class A1 –7.1% 4/15/35 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
3,000,000 3,000,000
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.11% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,801
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –6.11% 4/25/33 Floating Rate
(TSFR3M + 181)
(a) (b) (c)
3,500,000 3,502,571
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –6.09% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (b) (c)
4,500,000 4,503,542
Series 2021-54A Class B –6.41% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,500,000 2,507,046
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –5.91% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
3,500,000 3,505,164
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –6.45% 10/20/30 Floating Rate
(TSFR3M + 216)
(b) (c)
2,000,000 2,005,624
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –6.25% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 5,004,739
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class A –6.7% 4/15/35 Floating Rate
(TSFR3M + 240)
(a) (b) (c)
3,000,000 3,007,957
Series 2023-1A Class A1R 4/15/37 Floating Rate
(TSFR3M + 145)
(a) (b) (c)
3,000,000 2,997,000
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.05% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,506,019
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –7.27% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c)
3,250,000 3,271,957
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –6.82% 11/20/34 Floating
Rate (TSFR3M + 250)
(b) (c)
2,000,000 2,000,000
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.73% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,879,540
Starwood Commercial Mortgage Trust (STWD)
Series 2025-SIF5A Class A 4/15/37 Floating Rate
(TSFR3M + 155)
(b) (c)
5,000,000 5,000,000
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 –6.25% 4/17/36 Floating
Rate (TSFR3M + 195)
(b) (c)
5,000,000 5,022,842
a
93,440,159
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2025-1PL Class C –5.31% 4/26/32
(b)
1,362,000 1,359,778
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(b)
77,494 77,452

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
a a a a
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
169,832 166,480
Series 2022-B Class B –4.84% 6/18/35
(b)
615,760 614,915
Series 2023-A Class A –5.55% 4/17/36
(b)
1,383,747 1,386,076
Series 2023-B Class A –6.92% 12/17/36
(b)
882,149 918,652
Series 2024-1A Class A –5.81% 4/17/35
(b)
1,071,053 1,090,015
Finance of America HECM Buyout (FAHB)
Series 2024-HB1 Class A1A –4% 10/1/34
(b) (c)
3,388,809 3,366,378
Series 2024-HB1 Class A1B –4% 10/1/34
(b) (c)
4,000,000 3,931,810
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(b)
884,317 828,650
Series 2023-1A Class A –5.67% 12/15/43
(b)
1,209,444 1,226,325
Series 2023-2A Class A –6.53% 6/15/49
(b)
2,656,936 2,772,472
Series 2024-1A Class A –5.5% 12/15/49
(b)
2,445,685 2,494,563
Series 2024-2A Class A –4.6% 3/15/50
(b)
1,437,706 1,435,080
Series 2025-1A Class A –4.95% 4/15/50
(b)
6,000,000 6,021,875
Goodleap Home Improvement Solutions Trust (GDLP)
Series 2024-1A Class A –5.35% 10/20/46
(b)
2,183,968 2,214,029
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(b)
4,742,840 4,759,408
Series 2024-2 Class A4 –5.15% 10/27/59
(b)
2,570,362 2,578,681
Series 2025-1A Class A4 –5.22% 3/25/60
(b)
830,000 832,906
GreenSky Home Improvement Trust (GSKY)
Series 2024-1 Class A2 –5.88% 6/25/59
(b)
2,582,103 2,604,335
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(b)
103,259 100,526
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-B Class A –4.77% 10/15/29
(b)
14,752 14,741
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(b)
5,055 5,058
Octane Receivables Trust (OCTL)
Series 2021-2A Class A –1.21% 9/20/28
(b)
52,282 52,143
Series 2022-1A Class A2 –4.18% 3/20/28
(b)
172,204 172,103
Series 2022-2A Class A –5.11% 2/22/28
(b)
205,937 206,062
Series 2023-1A Class A –5.87% 5/21/29
(b)
288,858 289,911
Series 2023-2A Class A2 –5.88% 6/20/31
(b)
1,500,635 1,506,260
Series 2024-2A Class A2 –5.8% 7/20/32
(b)
5,281,020 5,341,520
Pagaya AI Debt Grantor Trust (PAID)
Series 2024-11 Class B –5.64% 7/15/32
(b)
3,106,144 3,115,943
Series 2025-2 Class A2 –4.96% 10/15/32
(b)
4,000,000 3,999,035
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(b)
131,324 130,286
Series 2025-1 Class B –5.63% 7/15/32
(b)
3,000,000 3,018,685
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
300,842 302,764
Series 2023-3 Class A –7.6% 12/16/30
(b)
182,998 183,392
Series 2024-1 Class A –6.66% 7/15/31
(b)
299,710 302,710
Series 2024-3 Class B –6.57% 10/15/31
(b)
4,101,876 4,142,294
Series 2024-8 Class B –5.46% 1/15/32
(b)
7,603,061 7,609,510
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(b)
5,883 5,887
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
542,478 544,727
Series 2024-2A Class A –5.88% 7/15/31
(b)
1,139,270 1,144,008
Series 2025-1A Class A –4.96% 8/16/32
(b)
1,336,994 1,337,327
Series 2025-1A Class B –5.34% 8/16/32
(b)
3,000,000 3,022,542
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2020-2A Class A –1.33% 7/20/37
(b)
220,555 218,847
Theorem Funding Trust (THRM)
Series 2022-3A Class A –7.6% 4/15/29
(b)
362,890 364,772
a
a a
$ Principal
Amount $ Value a
a a a a
Upstart Securitization Trust (UPST)
Series 2023-2 Class A –6.77% 6/20/33
(b)
498,721 499,785
a
78,310,718
a
Data Center
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
1,500,000 1,524,255
Switch ABS Issuer, LLC (SWTCH)
Series 2025-1A Class A2 –5.04% 3/25/55
(b)
5,000,000 4,833,788
a
6,358,043
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(b)
639,814 641,390
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
1,904,194 1,926,945
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(b)
1,373,460 1,386,110
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(b)
3,095,954 3,120,987
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(b)
2,466,733 2,489,842
Series 2024-1A Class A3 –5.49% 7/15/31
(b)
3,500,000 3,572,122
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(b)
1,317,257 1,335,093
Dell Equipment Finance Trust (DEFT)
Series 2023-3 Class A2 –6.1% 4/23/29
(b)
231,443 231,756
Series 2023-3 Class A3 –5.93% 4/23/29
(b)
3,500,000 3,535,742
Series 2024-1 Class A3 –5.39% 3/22/30
(b)
1,830,000 1,851,109
Series 2024-2 Class A3 –4.59% 8/22/30
(b)
900,000 903,227
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(b)
2,684,150 2,705,598
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(b)
3,520,000 3,544,411
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(b)
1,140,000 1,145,266
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(b)
1,318,058 1,326,255
Series 2023-1A Class A3 –6.46% 9/20/32
(b)
1,400,000 1,443,666
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(b)
2,160,000 2,187,312
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(b)
1,125,000 1,136,437
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(b)
2,060,000 2,095,886
M&T Equipment Notes (MTLRF)
Series 2024-1 Class A2 –4.99% 8/18/31
(b)
2,700,000 2,709,107
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(b)
1,421,388 1,424,541
Series 2023-A Class A2 –5.79% 11/13/26
(b)
923,633 926,054
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(b)
3,800,000 3,800,151
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
3,342,014 3,372,192
SCF Equipment Leasing LLC (SCFET)
Series 2023-1A Class A3 –6.17% 5/20/32
(b)
3,500,000 3,518,430
a
52,329,629

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a a a a
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,033,459
Series 2025-1A Class A2 –5.53% 4/20/55
(b)
3,500,000 3,499,867
Series 2025-1A Class B –6.16% 4/20/55
(b)
5,000,000 4,999,948
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
1,750,000 1,761,548
a
13,294,822
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,063,740
a
Total Asset-Backed Securities (Cost $385,078,718) 387,533,954
Commercial Mortgage-Backed Securities - 7.9% a
a a a a
Acrec LLC (ACREC)
Series 2025-FL3 Class A –5.62% 8/18/42 Floating Rate
(TSFR1M + 131)
(b)
4,000,000 3,993,507
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.19% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 4,989,935
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –5.51% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
446,450 445,626
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.56% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 4,998,319
Series 2025-CRE10 Class A –5.71% 12/17/29 Floating
Rate (TSFR1M + 139)
(b)
5,000,000 4,981,458
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –5.58% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
959,162 957,470
Series 2024-FL2 Class A –6.26% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 4,977,033
BX Trust (BX)
Series 2025-ROIC Class A –5.46% 3/15/30 Floating
Rate (TSFR1M + 114)
(b)
6,000,000 5,978,116
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.93% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
1,797,379 1,797,560
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class A –5.48% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (b)
695,933 693,305
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.48% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
670,453 665,942
Series 2021-FL1 Class AS –5.83% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
4,000,000 3,982,783
Series 2021-FL2 Class A4 –5.43% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
2,545,803 2,537,525
Series 2021-FL2 Class B –5.93% 9/17/36 Floating Rate
(TSFR1M + 161)
(a) (b)
4,000,000 3,979,866
HIG RCP Trust (HIG)
Series 2023-FL1 Class A –6.59% 9/19/38 Floating Rate
(TSFR1M + 227)
(b)
401,985 403,400
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (f)
4,300,000 180,619
a
a a
$ Principal
Amount $ Value a
a a a a
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A –6.56% 10/15/39 Floating
Rate (TSFR1M + 225)
(b)
1,000,000 1,002,544
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –5.5% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (b)
2,586,485 2,576,729
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.73% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
3,024,007 3,021,113
Series 2021-CRE5 Class C –6.78% 7/15/36 Floating
Rate (TSFR1M + 246)
(a) (b)
1,500,000 1,500,282
Series 2025-CRE8 Class A –5.7% 8/17/42 Floating Rate
(TSFR1M + 139)
(b)
2,500,000 2,495,031
PFP Ltd. (PFP)
Series 2024-11 Class A –6.15% 9/17/39 Floating Rate
(TSFR1M + 183)
(a) (b)
3,707,357 3,716,213
Series 2024-11 Class AS –6.51% 9/17/39 Floating Rate
(TSFR1M + 219)
(a) (b)
4,725,652 4,729,207
SKY Trust (SKY)
Series 2025-LINE Class A –6.91% 4/15/30 Floating Rate
(TSFR1M + 259)
(b)
5,000,000 5,000,442
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.7% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
5,464,225 5,455,086
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class A –5.76% 3/15/42 Floating
Rate (TSFR1M + 144)
(b)
7,500,000 7,429,038
TPG Real Estate Finance (TRTX)
Series 2025-FL6 Class A –5.87% 9/18/42 Floating Rate
(TSFR1M + 154)
(a) (b)
4,000,000 3,993,310
TRTX Issuer, Ltd. (TRTX)
Series 2021-FL4 Class C –6.83% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
5,000,000 4,976,188
a
Total Commercial Mortgage-Backed Securities (Cost $95,524,714) 91,457,647
Mortgage-Backed Securities - 30.2% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 4107 Class LW –1.75% 8/15/27 3,001,734 2,926,586
Series 4281 Class AG –2.5% 12/15/28 159 158
Series 3003 Class LD –5% 12/15/34 293,654 298,900
Series 2952 Class PA –5% 2/15/35 77,177 76,702
Series 5486 Class VB –5% 5/25/35 4,912,377 4,945,285
Series 3620 Class PA –4.5% 12/15/39 186,134 185,764
Series 3842 Class PH –4% 4/15/41 294,772 291,096
Series 5436 Class AB –5.5% 4/25/49 7,319,792 7,357,046
Series 550 Class MJ –5.5% 5/25/49 9,713,222 9,808,724
Series 5444 Class BC –5.5% 7/25/49 5,453,699 5,527,810
Series 5501 Class NA –5.5% 7/25/49 9,722,960 9,821,874
Series 5501 Class NE –5.5% 7/25/49 4,861,480 4,910,937
Series 5440 Class B –5.5% 9/25/49 4,576,271 4,672,304
Series 5444 Class AB –5.5% 9/25/49 4,582,949 4,611,343
Series 5413 Class JA –5.5% 1/25/50 4,427,824 4,522,595
Series 5490 Class LC –5.5% 8/25/50 4,761,609 4,807,951
Series 5407 Class AB –5.5% 11/25/50 3,767,922 3,853,129
Series 5301 Class ED –5% 4/25/53 6,763,142 6,808,960
a
Pass-Through Securities
Pool# J13949 – 3.5% 12/1/25 66,168 65,650
Pool# E02804 – 3% 12/1/25 62,054 61,626

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2025
a
a a
$ Principal
Amount $ Value a
a a a a
Pool# J14649 – 3.5% 4/1/26 71,339 70,775
Pool# E02948 – 3.5% 7/1/26 313,927 311,421
Pool# J16663 – 3.5% 9/1/26 370,976 367,744
Pool# E03033 – 3% 2/1/27 225,797 223,152
Pool# ZS8692 – 2.5% 4/1/33 472,842 450,403
Pool# G01818 – 5% 5/1/35 358,773 361,639
Pool# SB8257 – 5.5% 9/1/38 5,101,888 5,188,867
Pool# SB8278 – 5.5% 1/1/39 3,415,567 3,473,819
Pool# SB8287 – 5% 3/1/39 5,751,556 5,786,961
Pool# SB8293 – 5% 4/1/39 5,463,514 5,497,150
Series 5440 Class NG –5.5% 9/25/49 3,578,937 3,589,051
Series 5407 Class DA –5.5% 11/25/49 3,956,905 4,028,891
Series 5450 Class KA –4.5% 6/25/51 16,311,590 16,255,337
121,159,650
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-87 Class VK –5% 6/25/35 5,859,918 5,914,653
Series 2024-20 Class HD –5.5% 3/25/46 3,931,013 3,970,479
Series 2024-21 Class DA –5.5% 12/25/46 5,247,601 5,268,241
Series 2024-20 Class CA –5.5% 1/25/47 2,355,159 2,363,930
Series 2024-41 Class GA –5.5% 2/25/48 4,670,133 4,718,874
Series 2024-9 Class CE –5% 10/25/48 3,067,433 3,092,709
Series 2024-97 Class BA –5.5% 4/25/49 9,670,579 9,796,914
Series 2024-20 Class EA –5.5% 8/25/49 3,214,191 3,258,833
Series 2024-65 Class BA –5% 8/25/49 15,025,219 14,999,271
Series 2024-61 Class CA –5% 11/25/49 11,889,776 11,921,324
Series 2025-9 Class EA –5.5% 4/25/50 8,814,041 8,878,610
a
Pass-Through Securities
Pool# AD7073 – 4% 6/1/25 3,885 3,870
Pool# 310139 – 3.5% 11/1/25 81,445 80,978
Pool# AB1769 – 3% 11/1/25 37,299 37,044
Pool# AH3429 – 3.5% 1/1/26 214,048 212,537
Pool# AB2251 – 3% 2/1/26 63,362 62,819
Pool# AB3902 – 3% 11/1/26 95,834 94,644
Pool# AB4482 – 3% 2/1/27 593,356 585,390
Pool# AL1366 – 2.5% 2/1/27 209,274 205,736
Pool# AB6291 – 3% 9/1/27 145,852 143,584
Pool# MA3189 – 2.5% 11/1/27 234,467 229,368
Pool# MA3791 – 2.5% 9/1/29 744,849 720,947
Pool# BM5708 – 3% 12/1/29 425,258 418,118
Pool# MA0587 – 4% 12/1/30 791,564 784,650
Pool# BA4767 – 2.5% 1/1/31 417,849 400,867
Pool# AS7701 – 2.5% 8/1/31 1,362,553 1,304,796
Pool# 555531 – 5.5% 6/1/33 704,953 718,352
Pool# MA3540 – 3.5% 12/1/33 499,338 488,715
Pool# 725232 – 5% 3/1/34 66,137 66,542
Pool# 995112 – 5.5% 7/1/36 338,059 345,295
Pool# MA5311 – 5% 3/1/39 4,638,823 4,667,381
85,755,471
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 417,007 412,356
a
Non-Government Agency
Verus Securitization Trust (VERSUS)
Series 2025-1 Class A1 –5.62% 1/25/70
(b) (c)
2,091,382 2,097,641
a
a a
$ Principal
Amount $ Value a
a a a a
a
Collateralized Mortgage Obligations
AD Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(b) (c)
3,640,322 3,695,093
Angel Oak Mortgage Trust (AOMT)
Series 2025-1 Class A1 –5.69% 1/25/70
(b) (c)
3,969,707 3,982,367
Series 2025-2 Class A1 –5.64% 2/25/70
(b) (c)
2,872,946 2,891,173
Series 2025-3 Class A1 –5.42% 3/25/70
(b) (c)
5,000,000 5,007,659
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(b) (c)
232,385 229,315
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(b) (c)
3,712,808 3,731,967
Series 2024-2 Class A4A –6% 2/25/55
(b) (c)
4,082,543 4,108,261
Series 2024-4 Class A4 –6% 3/25/55
(b) (c)
3,322,343 3,340,919
Series 2024-9 Class A6 –5.5% 9/25/55
(b) (c)
2,037,745 2,032,737
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(b) (c)
259,182 251,629
Cross Mortgage Trust (CROSS)
Series 2025-H1 Class A1 –5.74% 2/25/70
(b) (c)
6,854,392 6,882,177
Series 2025-H2 Class A1 –5.36% 3/25/70
(b) (c)
1,997,490 2,003,185
Finance of America Structured Securities Trust (FASST)
Series 2025-S1 Class A1 –3.5% 2/25/75
(b)
2,990,281 2,844,812
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
303,596 282,367
Series 2021-7 Class B –2.5% 8/25/51
(b) (c)
4,505,529 3,985,760
Series 2021-10IN Class A6 –2.5% 10/25/51
(b) (c)
4,015,236 3,577,595
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(b) (c)
2,843,712 2,531,330
Series 2022-PJ1 Class AB –2.5% 5/28/52
(b) (c)
3,451,766 3,052,041
Series 2022-PJ2 Class A24 –3% 6/25/52
(b) (c)
2,216,420 2,004,370
Series 2024-PJ5 Class A15 –6% 9/25/54
(b) (c)
3,557,462 3,576,831
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(b) (c)
5,266,983 5,251,492
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(b) (c)
5,200,000 5,190,729
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(b) (c)
266,124 250,757
Homes Trust (HOMES)
Series 2025-NQM1 Class A1 –5.55% 1/25/70
(b) (c)
3,456,835 3,458,718
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(b) (c)
174,464 172,292
Series 2014-5 Class B –2.68% 10/25/29
(b) (c)
666,827 650,866
Series 2016-3 Class A –2.95% 10/25/46
(b) (c)
704,521 659,741
Series 2017-3 Class A –2.5% 8/25/47
(b) (c)
1,743,319 1,534,141
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
182,113 173,360
Series 2020-7 Class A –3% 1/25/51
(b) (c)
19,543 19,414
Series 2020-8 Class A –3% 3/25/51
(b) (c)
98,516 96,588
Series 2021-4 Class A4 –2.5% 8/25/51
(b) (c)
1,788,439 1,602,337
Series 2021-6 Class B –2.5% 10/25/51
(b) (c)
4,049,420 3,621,979
Series 2021-8 Class B –2.5% 12/25/51
(b) (c)
1,326,569 1,179,846
Series 2022-2 Class A4A –2.5% 8/25/52
(b) (c)
1,618,303 1,427,348
Series 2023-6 Class A4A –5.5% 12/26/53
(b) (c)
2,266,458 2,260,660
Series 2024-2 Class A6A –6% 8/25/54
(b) (c)
2,055,268 2,057,555
Series 2024-4 Class A4A –6% 10/25/54
(b) (c)
2,676,245 2,691,024
Series 2024-10 Class A6 –5.5% 3/25/55
(b) (c)
3,274,446 3,267,158
Series 2024-11 Class A6A –5.5% 4/25/55
(b) (c)
5,104,917 5,095,348
Series 2025-NQM1 Class A1 –5.59% 6/25/65
(b) (c)
6,000,000 5,999,990
New Residential Mortgage Loan Trust (NRZT)
Series 2025-NQM2 Class A1 –5.57% 5/25/65
(b) (c)
1,500,000 1,499,978
Onslow Bay Financial LLC (OBX)
Series 2025-NQM3 Class A1 –5.65% 12/1/64
(b) (c)
2,478,461 2,488,384
Series 2025-NQM1 Class A1 –5.55% 12/25/64
(b) (c)
2,891,262 2,897,066
Radian Mortgage Capital Trust (RMCT)
Series 2024-J2 Class A8 –5.5% 3/25/55
(b) (c)
3,419,605 3,410,709

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a a a a
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(b) (c)
3,786,736 3,350,516
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
4,631,906 4,150,886
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(b) (c)
34,379 34,188
Series 2020-3 Class A –3% 4/25/50
(b) (c)
169,518 166,192
Series 2023-3 Class A4 –6% 9/25/53
(b) (c)
2,503,724 2,518,592
Series 2024-3 Class A4 –6% 4/25/54
(b) (c)
3,411,756 3,431,543
Series 2024-4 Class A4 –6% 5/25/54
(b) (c)
2,761,551 2,777,805
Series 2024-5 Class A5 –6% 6/25/54
(b) (c)
2,400,591 2,414,930
Series 2024-10 Class A5 –5.5% 11/25/54
(b) (c)
3,033,914 3,023,109
140,934,470
a
Total Mortgage-Backed Securities (Cost $350,378,015) 348,261,947
U.S. Treasuries - 21.4% a
a a a a
U.S. Treasury Notes
0.25% 8/31/25 20,000,000 19,676,841
3.5% 9/15/25 7,000,000 6,978,958
4.25% 10/15/25 12,000,000 12,003,258
4% 2/15/26 12,000,000 11,987,241
4.63% 3/15/26 10,000,000 10,052,180
4.88% 4/30/26 20,000,000 20,173,202
4.5% 7/15/26 22,000,000 22,140,508
1.88% 7/31/26 15,000,000 14,594,824
4.63% 9/15/26 12,000,000 12,114,141
1.63% 10/31/26 17,000,000 16,402,012
2.25% 2/15/27 2,000,000 1,940,273
1.13% 2/28/27 10,000,000 9,491,602
4.13% 9/30/27 13,000,000 13,077,187
1.13% 2/29/28 16,000,000 14,798,125
1.25% 3/31/28 7,000,000 6,483,613
4.38% 8/31/28 15,000,000 15,222,363
4.63% 9/30/28 4,000,000 4,093,594
4% 1/31/29 8,000,000 8,023,281
4% 2/28/30 4,000,000 4,009,688
4.13% 8/31/30 8,000,000 8,052,500
4.63% 9/30/30 15,000,000 15,465,527
a
Total U.S. Treasuries (Cost $248,486,824) 246,780,918
Cash Equivalents - 2.7% a
Shares $ Value a
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21% (Cost
$31,065,496)
(e)
31,065,496 31,065,496
Short-Term Securities Held as Collateral for Securities on Loan - 0.0% a
a
$ Principal
Amount $ Value a
a a a a
Goldman Sachs Financial Square Government Fund
Institutional Class – 4.26%
(e)
108,056 108,057
a
a a
$ Principal
Amount $ Value a
a a a a
Citibank N.A. DDCA
4.33% 12,006 12,006
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $120,063) 120,063
Total Investments in Securities - 101.4%
(Cost $1,172,656,184) 1,167,771,822
Other Liabilities in Excess of Other Assets -  (1.4%) (16,493,652)
Net Assets - 100% 1,151,278,170
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $103,289.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total value of such securities was $651,004,720 or 56.55% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) This security is classified as Level 3 security within the fair value hierarchy. Level 3 security values are determined using significant unobservable inputs. As of March 31, 2025, the total value of such securities was $9,866,488 or 0.86% of net assets.
(e) Rate presented represents the 7 day average yield at March 31, 2025.
(f) Defaulted bond.

Ultra Short Government Fund
Schedule of Investments
March 31, 2025
The accompanying notes form an integral part of these financial statements.
Asset-Backed Securities - 0.1% a
a a
$ Principal
Amount $ Value a
a a a a
Automobile
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
41,540 40,940
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
31,735 31,771
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class A –6.17% 8/10/26
(a)
24,036 24,049
96,760
a
Total Asset-Backed Securities (Cost $97,284) 96,760
Cash Equivalents - 100.0% a
a a a
U.S. Treasury Bills, 4.04% to 4.2%, 4/22/25
to 8/28/25
(b)
131,000,000 129,647,399
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.21%
(c)
12,138,032 12,138,032
a
Total Cash Equivalents (Cost $141,787,636) 141,785,431
Total Investments in Securities - 100.1%
(Cost $141,884,920) 141,882,191
Other Liabilities in Excess of Other Assets -  (0.1%) (137,282)
Net Assets - 100% 141,744,909
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total value of such securities was $96,760 or
0.07% of net assets.
(b) Interest rates presented represent the effective yield at March 31, 2025.
(c) Rate presented represents the 7 day average yield at March 31, 2025.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars, except share data)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Assets:
Investments in securities at value*
#
:
Unaffiliated issuers 236,379,256 3,244,599,654 857,765,379 566,053,797 18,501,483 406,903,738 1,167,771,822 141,882,191
Non-controlled affiliates — — — — — 9,635,650 — —
236,379,256 3,244,599,654 857,765,379 566,053,797 18,501,483 416,539,388 1,167,771,822 141,882,191
Accrued interest and dividends receivable 775,041 23,729,142 181,261 81,363 210,408 141,186 5,362,387 50,978
Receivable for securities sold — — — — — — 48,956 —
Receivable for fund shares sold 798 4,698,352 3,654 260 — 206 1,537,741 —
Receivable from adviser — — — — 8,151 — — —
Prepaid expenses 15,365 102,640 22,697 13,958 2,869 14,626 32,001 7,957
Cash — 330 — 24,673 — 14 4 —
Unrealized appreciation on u nfunded loan
commitments — 281,778 — — — — 85,691 —
Total assets 237,170,460 3,273,411,896 857,972,991 566,174,051 18,722,911 416,695,420 1,174,838,602 141,941,126
Liabilities:
Distributions payable — 403,738 — — — — 68,699 17,004
Dividends payable on securities sold short — — — — — 59,344 — —
Due to adviser 118,543 1,025,948 672,840 422,835 — 376,482 362,606 14,428
Options written, at value† — — — — — 223,500 — —
Payable for collateral received on loaned securities — 2,814,188 — — — — 120,063 —
Payable for securities purchased — 47,509,436 — — — — 21,487,315 —
Payable for fund shares redeemed 49,956 6,019,170 243,509 263,157 — 39,709 1,440,148 130,581
Other 38,966 170,571 89,142 61,731 28,995 44,780 81,601 34,204
Total liabilities 207,465 57,943,051 1,005,491 747,723 28,995 743,815 23,560,432 196,217
Net assets 236,962,995 3,215,468,845 856,967,500 565,426,328 18,693,916 415,951,605 1,151,278,170 141,744,909
Composition of net assets:
Paid-in capital 188,678,143 3,234,947,268 391,602,907 229,561,430 19,970,919 219,888,664 1,157,687,386 141,752,081
Total distributable earnings 48,284,852 (19,478,423) 465,364,593 335,864,898 (1,277,003) 196,062,941 (6,409,216) (7,172)
Net assets 236,962,995 3,215,468,845 856,967,500 565,426,328 18,693,916 415,951,605 1,151,278,170 141,744,909
Net assets
(a)
:
Investor Class 49,221,157 444,553,467 502,017,418 222,333,492 18,693,916 6,622,784 29,800,371
Institutional Class 187,741,838 2,770,915,378 354,950,082 343,092,836 409,328,821 1,121,477,799 141,744,909
Shares outstanding
(a)(b)
:
Investor Class 2,929,402 45,917,335 9,929,127 6,837,886 1,949,004 559,579 2,483,502
Institutional Class 11,145,755 286,139,012 6,794,623 10,205,011 31,002,263 93,244,329 14,194,936
Net asset value, offering and redemption price
(a)
:
Investor Class 16.80 9.68 50.56 32.51 9.59 11.84 12.00
Institutional Class 16.84 9.68 52.24 33.62 13.20 12.03 9.99
*   Cost of investments in securities:
Unaffiliated Issuers 189,723,253 3,258,880,206 517,003,217 275,063,608 19,359,296 230,688,271 1,172,656,184 141,884,920
Non-controlled affiliates — — — — — 634,534 — —
189,723,253 3,258,880,206 517,003,217 275,063,608 19,359,296 231,322,805 1,172,656,184 141,884,920
†   Premiums from options written. — — — — — 310,889 — —
#
Includes securities on loan as shown in the Schedule of Investments.
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
(b)
Indefinite number of no par value shares authorized.

Statements of Operations
Period ended March 31, 2025
The accompanying notes form an integral part of these financial statements.
(In U.S. dollars)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska
Tax Free
Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Investment Income:
Dividends 1,329,562 2,543,890 5,965,275 3,759,513 55,847 2,887,642 1,403,572 375,670
Interest 5,425,882 141,525,074 165,844 759,343 518,140 1,868,331 48,386,637 7,482,180
Income from securities lending 231 88,024 — 5,240 — 17,370 70 —
Foreign tax withholding — — (5,250) (9,389) — — — —
Total investment income 6,755,675 144,156,988 6,125,869 4,514,707 573,987 4,773,343 49,790,279 7,857,850
Fees and expenses*:
Investment advisory services 1,428,649 10,054,795 6,951,370 4,311,283 90,924 4,249,397 3,862,762 470,024
Business administration services
(1)
103,435 1,126,564 403,267 250,477 9,848 185,146 423,623 66,225
Administrative services:
(2)
Investor Class 96,930 1,001,471 893,053 414,901 15,312 13,682 81,932
Institutional Class 28,696 601,161 26,552 21,704 24,664 323,917 36,019
Transfer agent services:
Investor Class 29,934 21,920 113,864 67,555 34,925 20,798 19,621
Institutional Class 22,061 21,112 32,941 30,209 33,569 28,259 42,702
Registration:
Investor Class 16,723 47,944 27,589 20,324 5,444 13,119 10,985
Institutional Class 27,117 204,699 26,647 23,788 27,044 68,127 44,482
Custody and fund accounting 94,673 349,085 157,480 121,904 77,753 106,630 174,142 75,709
Auditing and legal 38,076 151,327 69,914 53,996 29,681 46,302 72,697 34,460
Trustees 20,472 198,023 76,961 48,412 2,144 35,518 78,345 14,276
Dividends on securities sold short — — — — — 250,797 — —
Printing 16,601 117,661 27,918 21,294 5,661 14,885 54,157 8,523
Other 17,700 128,923 70,536 41,512 2,268 24,436 72,976 12,410
1,941,067 14,024,685 8,878,092 5,427,359 273,960 5,045,987 5,271,543 804,830
Less expenses waived/reimbursed by investment adviser (197,275) (2,078,698) — — (171,724) — (873,057) (303,863)
Net expenses 1,743,792 11,945,987 8,878,092 5,427,359 102,236 5,045,987 4,398,486 500,967
Net investment income (loss) 5,011,883 132,211,001 (2,752,223) (912,652) 471,751 (272,644) 45,391,793 7,356,883
Realized and unrealized gain (loss) on investments:
Net realized gain (loss):
Unaffiliated issuers and foreign currencies 3,951,264 (1,871,839) 161,238,244 67,703,028 (31,809) 37,452,007 60,290 (5,040)
Options written — — — — — 314,488 — —
Securities sold short — — — — — (12,946,776) — —
Net realized gain (loss) 3,951,264 (1,871,839) 161,238,244 67,703,028 (31,809) 24,819,719 60,290 (5,040)
Change in net unrealized appreciation (depreciation):
Unaffiliated issuers and foreign currencies (3,208,651) 14,767,138 (150,199,637) (27,019,118) 30,624 (10,725,095) 12,247,291 (8,178)
Non-controlled affiliates — — — — — 3,944,900 — —
Unfunded loan commitments — 281,778 — — — — 85,691 —
Options written — — — — — 207,343 — —
Securities sold short — — — — — 11,427,170 — —
Change in net unrealized appreciation (depreciation) (3,208,651) 15,048,916 (150,199,637) (27,019,118) 30,624 4,854,318 12,332,982 (8,178)
Net realized and unrealized gain (loss) on investments 742,613 13,177,077 11,038,607 40,683,910 (1,185) 29,674,037 12,393,272 (13,218)
Net increase (decrease) in net assets resulting from operations 5,754,496 145,388,078 8,286,384 39,771,258 470,566 29,401,393 57,785,065 7,343,665
*
Additional information related to fees and expenses is included in the notes to the financial statements.
(1)
The Trust has a business administration agreement with the Advisor under which the Trust compensates the Adviser for providing business administration services for all share classes of the funds.
Services encompass supervising all aspects of the management and operations of the Trust, including monitoring Trust's relationships with third-party services providers that may be retained from time to time by the Trust.
(2)
The Trust has administrative services plans under which the Trust compensates the Adviser for administrative services provided to all share classes of the Funds. Effective July 31, 2024, this plan was terminated for the Institutional share classes. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund stakeholders.
These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.

STATEMENTS OF CHANGES IN NET ASSETS
The accompanying notes form an integral part of these financial statements.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
(In U.S. dollars)
Year ended
March 31, 2025
Year ended
March 31, 2024
Year ended
March 31, 2025
Year ended
March 31, 2024
Year ended
March 31, 2025
Year ended
March 31, 2024
Year ended
March 31, 2025
Year ended
March 31, 2024
Increase (decrease) in net assets:
From operations:
Net investment income (loss) 5,011,883 4,143,293 132,211,001 57,012,684 (2,752,223) (1,941,639) (912,652) (1,732,938)
Net realized gain (loss) 3,951,264 4,766,350 (1,871,839) (378,815) 161,238,244 83,608,655 67,703,028 37,100,040
Change in net unrealized appreciation
(depreciation) (3,208,651) 17,077,473 15,048,916 (265,622) (150,199,637) 153,878,485 (27,019,118) 89,151,362
Net increase (decrease) in net assets
resulting from operations 5,754,496 25,987,116 145,388,078 56,368,247 8,286,384 235,545,501 39,771,258 124,518,464
Distributions to shareholders
(a)
:
Investor Class (2,407,029) (1,053,227) (18,028,585) (9,719,018) (55,152,981) (27,767,688) (16,812,524) (4,131,787)
Institutional Class (9,238,457) (3,775,302) (112,805,741) (47,419,319) (37,333,267) (17,636,165) (24,600,027) (5,373,514)
Total distributions (11,645,486) (4,828,529) (130,834,326) (57,138,337) (92,486,248) (45,403,853) (41,412,551) (9,505,301)
Fund share transactions
(a)
:
Investor Class (2,504,221) (5,215,655) 171,992,262 147,789,199 (10,712,395) (54,538,381) (14,764,481) (39,216,714)
Institutional Class 10,113,344 13,812,832 1,318,330,150 964,997,725 12,470,066 30,146,294 7,149,443 (22,965,104)
Net increase (decrease) from fund share
transactions 7,609,123 8,597,177 1,490,322,412 1,112,786,924 1,757,671 (24,392,087) (7,615,038) (62,181,818)
Total increase (decrease) in net assets 1,718,133 29,755,764 1,504,876,164 1,112,016,834 (82,442,193) 165,749,561 (9,256,331) 52,831,345
Net assets:
Beginning of period 235,244,862 205,489,098 1,710,592,681 598,575,847 939,409,693 773,660,132 574,682,659 521,851,314
End of period 236,962,995 235,244,862 3,215,468,845 1,710,592,681 856,967,500 939,409,693 565,426,328 574,682,659
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.

The accompanying notes form an integral part of these financial statements.
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Year ended
March 31, 2025
Year ended
March 31, 2024
Year ended
March 31, 2025
Year ended
March 31, 2024
Year ended
March 31, 2025
Year ended
March 31, 2024
Year ended
March 31, 2025
Year ended
March 31, 2024
471,751 520,030 (272,644) 513,627 45,391,793 35,292,497 7,356,883 6,950,345
(31,809) (295,684) 24,819,719 33,002,185 60,290 (1,334,633) (5,040) (2,173)
30,624 (15,935) 4,854,318 52,970,650 12,332,982 9,625,978 (8,178) 52,429
470,566 208,411 29,401,393 86,486,462 57,785,065 43,583,842 7,343,665 7,000,601
(467,332) (524,705) (463,849) (396,963) (1,337,385) (1,400,471) — —
— — (28,332,298) (26,395,168) (43,769,412) (33,951,721) (7,356,263) (6,922,114)
(467,332) (524,705) (28,796,147) (26,792,131) (45,106,797) (35,352,192) (7,356,263) (6,922,114)
(4,343,418) (5,548,252) 1,015,259 (1,828,965) 305,568 (12,243,151)
(9,465,837) (46,846,220) 281,266,870 90,054,810 (41,189,264) 96,203,287
(4,343,418) (5,548,252) (8,450,578) (48,675,185) 281,572,438 77,811,659 (41,189,264) 96,203,287
(4,340,184) (5,864,546) (7,845,332) 11,019,146 294,250,706 86,043,309 (41,201,862) 96,281,774
23,034,100 28,898,646 423,796,937 412,777,791 857,027,464 770,984,155 182,946,771 86,664,997
18,693,916 23,034,100 415,951,605 423,796,937 1,151,278,170 857,027,464 141,744,909 182,946,771

FINANCIAL HIGHLIGHTS
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Conservative Allocation - Investor Class
2025 17.23 0.34
(b)
0.07 0.41 (0.35) (0.49) (0.84)
2024 15.69 0.29
(b)
1.59 1.88 (0.27) (0.07) (0.34)
2023 16.68 0.17
(b)
(0.86) (0.69) (0.15) (0.15) (0.30)
2022 16.30 0.05
(b)
0.78 0.83 (0.04) (0.41) (0.45)
2021 13.54 0.07
(b)
2.86 2.93 (0.08) (0.09) (0.17)
Conservative Allocation - Institutional Class
2025 17.27 0.37
(b)
0.06 0.43 (0.37) (0.49) (0.86)
2024 15.71 0.31
(b)
1.60 1.91 (0.28) (0.07) (0.35)
2023 16.70 0.20
(b)
(0.88) (0.68) (0.16) (0.15) (0.31)
2022 16.31 0.08
(b)
0.77 0.85 (0.05) (0.41) (0.46)
2021 13.55 0.09
(b)
2.87 2.96 (0.11) (0.09) (0.20)
Core Plus Income - Investor Class
2025 9.63 0.49
(b)
0.05 0.54 (0.49) — (0.49)
2024 9.76 0.49
(b)
(0.13) 0.36 (0.49) — (0.49)
2023 10.45 0.37
(b)
(0.70) (0.33) (0.35) (0.01) (0.36)
2022 10.86 0.23
(b)
(0.40) (0.17) (0.21) (0.03) (0.24)
2021 10.14 0.37
(b)
0.91 1.28 (0.37) (0.19) (0.56)
Core Plus Income - Institutional Class
2025 9.63 0.51
(b)
0.05 0.56 (0.51) — (0.51)
2024 9.76 0.51
(b)
(0.14) 0.37 (0.50) — (0.50)
2023 10.45 0.37
(b)
(0.69) (0.32) (0.36) (0.01) (0.37)
2022 10.87 0.24
(b)
(0.41) (0.17) (0.22) (0.03) (0.25)
2021 10.15 0.38
(b)
0.91 1.29 (0.38) (0.19) (0.57)
Large Cap Equity - Investor Class
2025 55.57 (0.20)
(b)
0.99 0.79 — (5.80) (5.80)
2024 44.48 (0.14)
(b)
14.00 13.86 — (2.77) (2.77)
2023 56.83 (0.18)
(b)
(6.23) (6.41) — (5.94) (5.94)
2022 54.30 (0.32)
(b)
5.18 4.86 — (2.33) (2.33)
2021 37.98 (0.21)
(b)
21.14 20.93 — (4.61) (4.61)
Large Cap Equity - Institutional Class
2025 57.14 (0.11)
(b)
1.02 0.91 — (5.80) (5.80)
2024 45.61 (0.07)
(b)
14.37 14.30 — (2.77) (2.77)
2023 58.02 (0.11)
(b)
(6.36) (6.47) — (5.94) (5.94)
2022 55.31 (0.23)
(b)
5.27 5.04 — (2.33) (2.33)
2021 38.55 (0.11)
(b)
21.48 21.37 — (4.61) (4.61)
Multi Cap Equity - Investor Class
2025 32.66 (0.09)
(b)
2.44 2.35 — (2.50) (2.50)
2024 26.44 (0.12)
(b)
6.88 6.76 — (0.54) (0.54)
2023 32.18 (0.16)
(b)
(3.68) (3.84) — (1.90) (1.90)
2022 33.01 (0.27)
(b)
1.81 1.54 — (2.37) (2.37)
2021 23.32 (0.28)
(b)
13.30 13.02 — (3.33) (3.33)
Multi Cap Equity - Institutional Class
2025 33.63 (0.03)
(b)
2.52 2.49 — (2.50) (2.50)
2024 27.16 (0.07)
(b)
7.08 7.01 — (0.54) (0.54)
2023 32.94 (0.11)
(b)
(3.77) (3.88) — (1.90) (1.90)
2022 33.67 (0.21)
(b)
1.85 1.64 — (2.37) (2.37)
2021 23.70 (0.23)
(b)
13.53 13.30 — (3.33) (3.33)
(a)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.

The accompanying notes form an integral part of these financial statements.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
Net of fee
waivers (%)
Ratio of net
investment income
(loss) to average
net assets (%)
Portfolio
turnover
rate (%)
(a)
16.80 2.32 49,221 1.00 0.85 1.99 25
17.23 12.09 52,884 1.00 0.85 1.76 27
15.69 (4.12) 53,269 0.99 0.85 1.12 20
16.68 4.98 64,732 1.01 0.85 0.31 26
16.30 21.74 64,736 1.14 0.85 0.44 29
16.84 2.42 187,742 0.76 0.70 2.14 25
17.27 12.32 182,360 0.79 0.70 1.91 27
15.71 (4.01) 152,221 0.79 0.70 1.29 20
16.70 5.15 145,835 0.82 0.70 0.46 26
16.31 21.93 141,277 0.89 0.70 0.58 29
9.68 5.75 444,553 0.78 0.62 5.11 11
9.63 3.88 271,029 0.77 0.54 5.16 12
9.76 (3.06) 124,729 0.82 0.50 3.72 24
10.45 (1.67) 54,279 0.89 0.50 2.07 46
10.86 12.79 53,944 1.09 0.50 3.42 38
9.68 5.93 2,770,915 0.52 0.45 5.28 11
9.63 3.97 1,439,564 0.57 0.44 5.28 12
9.76 (2.98) 473,847 0.59 0.40 3.76 24
10.45 (1.67) 293,326 0.62 0.40 2.16 46
10.87 12.88 110,303 0.80 0.40 3.54 38
50.56 0.55 502,017 1.03 1.03 (0.37) 31
55.57 31.74 562,750 1.01 1.01 (0.28) 20
44.48 (11.01) 499,565 1.04 1.04 (0.37) 9
56.83 8.63 633,358 1.04 1.04 (0.53) 15
54.30 56.97 616,462 1.11 1.09 (0.43) 14
52.24 0.72 354,950 0.86 0.86 (0.20) 31
57.14 31.94 376,660 0.87 0.87 (0.14) 20
45.61 (10.88) 274,095 0.89 0.89 (0.23) 9
58.02 8.80 315,413 0.90 0.89 (0.37) 15
55.31 57.28 311,177 0.97 0.89 (0.23) 14
32.51 6.86 222,333 1.06 1.06 (0.28) 16
32.66 25.84 238,197 1.05 1.05 (0.43) 10
26.44 (11.97) 228,650 1.07 1.07 (0.56) 6
32.18 4.13 214,991 1.09 1.09 (0.78) 8
33.01 58.17 231,482 1.18 1.09 (0.97) 7
33.62 7.12 343,093 0.87 0.87 (0.08) 16
33.63 26.04 336,486 0.87 0.87 (0.24) 10
27.16 (11.81) 293,201 0.89 0.89 (0.38) 6
32.94 4.35 279,181 0.91 0.89 (0.59) 8
33.67 58.43 277,133 0.99 0.89 (0.77) 7

FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Nebraska Tax Free Income
2025 9.59 0.20
(b)
—
#
0.20 (0.20) — (0.20)
2024 9.65 0.19
(b)
(0.05) 0.14 (0.20) — (0.20)
2023 9.73 0.17
(b)
(0.09) 0.08 (0.16) — (0.16)
2022 10.18 0.14
(b)
(0.45) (0.31) (0.14) — (0.14)
2021 10.07 0.16 0.11 0.27 (0.16) — (0.16)
Partners III Opportunity - Investor Class
2025 11.98 (0.10)
(b)
0.89 0.79 — (0.93) (0.93)
2024 10.55 (0.06)
(b)
2.32 2.26 — (0.83) (0.83)
2023 13.74 (0.11)
(b)
(2.14) (2.25) — (0.94) (0.94)
2022 15.67 (0.20)
(b)
0.11 (0.09) — (1.84) (1.84)
2021 12.84 (0.16)
(b)
4.92 4.76 — (1.93) (1.93)
Partners III Opportunity - Institutional Class
2025 13.18 (0.01)
(b)
0.96 0.95 —
#
(0.93) (0.93)
2024 11.46 0.02
(b)
2.54 2.56 (0.01) (0.83) (0.84)
2023 14.74 (0.04)
(b)
(2.30) (2.34) — (0.94) (0.94)
2022 16.60 (0.13)
(b)
0.11 (0.02) — (1.84) (1.84)
2021 13.43 (0.07)
(b)
5.17 5.10 — (1.93) (1.93)
Short Duration Income - Investor Class
2025 11.84 0.54
(b)
0.16 0.70 (0.54) — (0.54)
2024 11.73 0.50
(b)
0.12 0.62 (0.51) — (0.51)
2023 11.98 0.32
(b)
(0.22) 0.10 (0.34) (0.01) (0.35)
2022 12.37 0.19
(b)
(0.37) (0.18) (0.19) (0.02) (0.21)
2021 11.93 0.27
(b)
0.48 0.75 (0.29) (0.02) (0.31)
Short Duration Income - Institutional Class
2025 11.87 0.56
(b)
0.16 0.72 (0.56) — (0.56)
2024 11.76 0.52
(b)
0.11 0.63 (0.52) — (0.52)
2023 12.00 0.33
(b)
(0.22) 0.11 (0.34) (0.01) (0.35)
2022 12.39 0.20
(b)
(0.37) (0.17) (0.20) (0.02) (0.22)
2021 11.95 0.28
(b)
0.47 0.75 (0.29) (0.02) (0.31)
Ultra Short Government
2025 9.99 0.47
(b)
—
#
0.47 (0.47) — (0.47)
2024 9.99 0.49
(b)
(0.01) 0.48 (0.48) — (0.48)
2023 9.99 0.25
(b)
(0.01) 0.24 (0.24) — (0.24)
2022 10.00 0.01
(b)
(0.01) —
#
(0.01) — (0.01)
2021 10.03 0.06 (0.03) 0.03 (0.06) — (0.06)
#
Amount less than $0.01.
(a)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.

The accompanying notes form an integral part of these financial statements.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
Net of fee
waivers (%)
Ratio of net
investment income
(loss) to average
net assets (%)
Portfolio
turnover
rate (%)
(a)
9.59 2.07 18,694 1.21 0.45 2.08 2
9.59 1.44 23,034 1.05 0.45 2.00 5
9.65 0.91 28,899 0.95 0.45 1.73 5
9.73 (3.08) 32,880 1.02 0.45 1.42 9
10.18 2.67 35,638 1.09 0.45 1.54 13
11.84 6.27 6,623 1.93 1.93 (0.81) 25
11.98 22.29 5,710 1.90 1.90 (0.57) 19
10.55 (16.31) 6,732 1.75 1.75 (0.92) 33
13.74 (1.02) 14,147 1.86 1.86 (1.25) 26
15.67 39.25 22,791 2.09 2.09 (1.08) 23
13.20 6.95 409,329 1.18 1.18 (0.05) 25
13.18 23.19 418,087 1.19 1.19 0.13 19
11.46 (15.80) 406,046 1.19 1.19 (0.30) 33
14.74 (0.53) 559,234 1.43 1.43 (0.81) 26
16.60 40.11 592,471 1.46 1.46 (0.46) 23
12.00 6.02 29,800 0.87 0.62 4.54 39
11.84 5.40 29,104 0.93 0.55 4.25 37
11.73 0.83 41,089 0.86 0.55 2.69 43
11.98 (1.46) 60,017 0.90 0.55 1.55 51
12.37 6.29 36,857 1.02 0.55 2.23 45
12.03 6.19 1,121,478 0.54 0.45 4.70 39
11.87 5.46 827,923 0.60 0.46 4.39 37
11.76 0.98 729,895 0.60 0.48 2.82 43
12.00 (1.41) 722,024 0.62 0.48 1.65 51
12.39 6.32 658,216 0.65 0.48 2.27 45
9.99 4.78 141,745 0.51 0.32 4.70 3
9.99 4.94 182,947 0.53 0.29 4.87 55
9.99 2.41 86,665 0.63 0.18 2.47 206
9.99 0.01 62,574 0.68 0.09 0.08 84
10.00 0.29 79,937 0.69 0.17 0.53 138

NOTES TO FINANCIAL STATEMENTS
March 31, 2025
(1) Organization
The Weitz Funds (the “Trust”) is registered under the
Investment Company Act of 1940 (the “’40 Act”) as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At March 31, 2025, the Trust had eight series in operation: Conservative Allocation Fund, Core Plus
Income Fund, Large Cap Equity Fund, Multi Cap Equity Fund,
Nebraska Tax Free Income Fund, Partners III Opportunity Fund,
Short Duration Income Fund, and Ultra Short Government Fund
(individually, a “Fund”, collectively, the “Funds”).
Currently, the Conservative Allocation, Core Plus Income,
Large Cap Equity, Multi Cap Equity, Partners III Opportunity and
Short Duration Income Funds each offer two classes of shares:
Institutional Class and Investor Class shares. Each class of shares has identical rights and privileges, except with respect to certain class specific expenses such as business administration and
administrative servicing fees, voting rights on matters affecting a single class of shares and exchange privileges. All other Funds offer one class of shares.
The investment objective of the Large Cap Equity, Multi Cap
Equity and Partners III Opportunity Funds (the “Weitz Equity
Funds”) is capital appreciation.
The investment objectives of the Conservative Allocation Fund are long-term capital appreciation, capital preservation and current income.
The investment objectives of the Core Plus Income Fund are
current income and capital preservation.
The investment objective of the Nebraska Tax Free Income Fund is current income that is exempt from both federal and Nebraska personal income taxes, consistent with the preservation of capital.
The investment objective of the Short Duration Income Fund is current income consistent with the preservation of capital.
The investment objective of the Ultra Short Government Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Investment strategies and risk factors of each Fund are discussed in the Funds’ Prospectus.
(2) Signiﬁcant Accounting Policies
The Funds are investment companies and apply the accounting
and reporting guidance of the Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification Topic 946
Financial Services – Investment Companies. The following
accounting policies are in accordance with accounting principles generally accepted in the United States.
(a) Valuation of Investments
Investments are carried at fair value determined using the
following valuation methods:
Securities traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices;
securities listed on the NASDAQ exchange are valued using
the NASDAQ Official Closing Price (“NOCP”). Generally, the
NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid
or ask price.
Short sales traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.
Securities not listed on an exchange are valued at the mean
between the latest available and representative bid and ask
prices, if available.
The value of certain debt securities for which market
quotations are not readily available may be based upon
current market prices of securities that are comparable in
coupon, rating and maturity or an appropriate matrix utilizing similar factors.
The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and
ask prices.
Money market funds are valued at the quoted net asset value.
The value of securities for which market quotations are
not readily available or are deemed unreliable, including
restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by
the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount
from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the
security and a combination of these and other factors.
The Board of Trustees has adopted a Valuation Policy with regard to the Trust's valuation of portfolio investments. The Valuation
Policy notes that the Board of Trustees has (i) designated
Weitz Investment Management, Inc. (the "Adviser") as the
valuation designee to perform fair valuation determinations
for the Funds for all Fund investments and (ii) established a
Valuation Committee (composed of Independent Trustees) to
oversee the Adviser's activities as valuation designee. The
Adviser has contracted with Citi Fund Services Ohio, Inc. to perform portfolio accounting services for the Funds, which
services include valuation services for portfolio securities. The
Adviser has established a Pricing Committee (composed of
certain employees) to assist the Adviser, as valuation designee, with pricing and valuation matters. The Adviser has adopted
Procedures for Valuation of Portfolio Securities to govern the
Adviser and the Pricing Committee in carrying out their valuation responsibilities for the Funds.
(b) Option Transactions
The Funds, except for the Ultra Short Government Fund, may
purchase put or call options. When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset
and is subsequently marked-to-market daily. Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses. If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may
write put or call options. When a Fund writes an option, an
amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily. Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of the purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.

When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options. The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument underlying the option increases. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a put option is that a
Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
(c) Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may
engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund realizes a gain if the price of the security declines between those dates.
(d) When-Issued and Delayed Delivery Transactions
The Funds may purchase securities on a when-issued basis.
Securities may be purchased on a when-issued or delayed
delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Funds assume the risk that the value of the security at delivery may be more or less than the purchase price. The Funds will not pay for such securities or start earning interest on them until they are received.
Securities purchased on a when-issued basis are recorded as
an asset and are subject to changes in the value based upon
changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss. All or a portion of any when-issued securities may be unfunded. The Funds reflect the funded portion of a when-issued security in the Schedule of Investments. The
Funds are obligated to cover all commitments, therefore, the
Funds must have resources sufficient to meet their contractual obligations. The difference between the unfunded commitments and their market value is included in “Unrealized appreciation/
depreciation on unfunded loan commitments” on the Statements of Assets and Liabilities.
(e) Securities Lending
For the purpose of generating income, the Funds, other than Ultra
Short Government Fund, may lend portfolio securities, provided
(1) the loan is secured continuously by collateral consisting of cash and/or U.S. Government securities maintained on a daily mark-to-market basis in an amount ranging from 100% to 105%
of the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.
Cash collateral received in connection with securities lending is invested by Citibank, NA (the “Securities Lending Agent”) on behalf of the Funds in demand deposit accounts and money
market funds. Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the
Securities Lending Agent a portion of the investment income (net of rebates) on cash collateral delivered. Such fees are netted against “Income from securities lending” on the Statements of
Operations. The Core Plus Income Fund and Short Duration
Income Fund had securities on loan of $2,752,916 and $103,289, respectively, accounted for as secured borrowings with cash
collateral of overnight and continuous maturities in the amounts of $2,814,188 and $120,063, respectively, as of March 31, 2025.
(f) Federal Income Taxes
It is the policy of each Fund to comply with all sections of the
Internal Revenue Code applicable to regulated investment
companies and to distribute all of its taxable income to
shareholders; therefore, no provision for income or excise taxes is required.
Net investment income and net realized gains may differ
for financial statement and tax purposes. The character of
distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of
dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.
The Funds have reviewed their tax positions taken on federal income tax returns, for each of the three open tax years and have determined that no provisions for income taxes are required in the Funds’ financial statements.
The following permanent differences between net asset
components for financial reporting and tax purposes were
reclassified at the end of the fiscal year (in U.S. dollars):
The differences are primarily due to net operating losses. These reclassifications have no impact on the net asset value of the
Funds.
(g) Securities Transactions
Securities transactions are accounted for on the date the
securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.
Income dividends less foreign tax withholding (if any), dividends on short positions and distributions to shareholders are recorded on the ex-dividend date. Interest, including amortization of discount or premium, is accrued as earned.
(h) Dividend Policy
The Funds declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Internal Revenue Code.
Generally, the Nebraska Tax Free Income Fund pays income
dividends on a quarterly basis. The Conservative Allocation
Fund pays dividends on a semi-annual basis. The Core Plus
Income, Short Duration Income and Ultra Short Government
Funds declares dividends daily and pay dividends monthly. All dividends and distributions are reinvested automatically, unless the shareholder elects otherwise.
(i) Other
Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another
appropriate basis. Income, realized and unrealized gains and losses and expenses (other than class specific expenses) are allocated to each class of shares based on its relative net
Multi Cap
Equity
Partners III
Opportunity
Paid-in capital (1,227,839) (164,685)
Total distributable earnings 1,227,839 164,685

assets, except that each class separately bears expenses
related specifically to that class, such as business administration, administrative servicing fees, transfer agent fees and registration fees.
(j) Use of Estimates
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States requires management to make estimates and assumptions
that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(k) In-Kind Redemptions
The Funds may meet redemption requests through an in-kind
distribution of portfolio securities and cash. For financial reporting purposes, in-kind transactions are treated as a sale of securities.
The resulting gains and losses are recognized based on the
market value of the securities on the date of the redemption. For the year ended March 31, 2025, there was no in-kind redemption activity. The net realized gain (loss) from in-kind transactions, if any, can be found on the Statements of Operations. For tax purposes, no gains or losses were recognized.
(3) Fund Share Transactions
Year ended March 31, 2025 Year ended March 31, 2024
Shares $ Amount Shares $ Amount
Conservative Allocation - Investor Class
Sales 604,815 10,465,036 687,787 11,266,705
Redemptions (878,444) (15,268,577) (1,076,814) (17,500,060)
Reinvestment of distributions 134,443 2,299,320 62,653 1,017,700
Net increase (decrease) (139,186) (2,504,221) (326,374) (5,215,655)
Conservative Allocation - Institutional Class
Sales 1,427,194 24,743,395 2,632,007 42,707,371
Redemptions (1,379,264) (23,832,798) (1,990,157) (32,663,767)
Reinvestment of distributions 536,853 9,202,747 231,376 3,769,228
Net increase (decrease) 584,783 10,113,344 873,226 13,812,832
Core Plus Income - Investor Class
Sales 27,652,020 267,409,964 19,859,364 190,698,991
Redemptions (11,739,697) (113,424,618) (5,519,804) (52,614,348)
Reinvestment of distributions 1,866 , 927 18,006,916 1,017,44 1 9,704,556
Net increase (decrease) 17,77 9 , 250 171,992,262 15,357,00 1 147,789,199
Core Plus Income - Institutional Class
Sales 181,505,699 1,749,790,032 118,797,88 3 1,135,472,689
Redemptions (55,985,112) (539,544,910) (22,428,891) (213,504,504)
Reinvestment of distributions 11,199 , 321 108,085,028 4,508,990 43,029,540
Net increase (decrease) 136,719 , 908 1,318,330,150 100,877,98 2 964,997,725
Large Cap Equity - Investor Class
Sales 101,227 5,587,464 112,568 5,689,296
Redemptions (1,253,956) (68,945,188) (1,739,419) (86,863,6 80 )
Reinvestment of distributions 954,238 52,645,329 523,301 26,636,003
Net increase (decrease) (198,491) (10,712,395) (1,103,550) (54,538,38 1 )
Large Cap Equity - Institutional Class
Sales 554,645 31,541,015 1,000,3 30 51,490,577
Redemptions (953,797) (53,384,621) (716,378) (36,945,07 2 )
Reinvestment of distributions 602,311 34,313,672 298,123 15,600,789
Net increase (decrease) 203,159 12,470,066 582,07 5 30,146,29 4
Multi Cap Equity - Investor Class
Sales 89,407 2,930,265 48,13 3 1,393,436
Redemptions (1,009,715) (33,475,765) (1,536,852) (44,478,470)
Reinvestment of distributions 465,792 15,781,019 131,980 3,868,320
Net increase (decrease) (454,516) (14,764,481) (1,356,73 9 ) (39,216,714)
Multi Cap Equity - Institutional Class
Sales 226,486 7,632,725 483,272 14,379,819
Redemptions (541,328) (18,516,966) (1,404,107) (41,235,504)
Reinvestment of distributions 515,101 18,033,684 128,998 3,890,581
Net increase (decrease) 200,259 7,149,443 (791,837) (22,965,104)
Nebraska Tax Free Income - Investor Class
Sales 124,707 1,201,167 156,757 1,501,352
Redemptions (623,642) (5,997,526) (805,279) (7,557,934)
Reinvestment of distributions 47,057 452,941 53,353 508,330
Net increase (decrease) (451,878) (4,343,418) (595,169) (5,548,252)

(4) Related Party Transactions
Each Fund has retained Weitz Investment Management, Inc. as its investment adviser. In addition, the Trust has an agreement with
Weitz Securities, Inc. (the “Distributor”), a company affiliated with the Adviser, to act as distributor for shares of the Trust. Certain officers of the Trust are also officers and directors of the Adviser and the Distributor.
Under the terms of management and investment advisory
agreements, the Adviser is paid a monthly fee based on average daily net assets. The annual investment advisory fee schedule for each of the Funds is as follows:
Business administration services
: The Trust has a business
administration agreement with the Adviser under which the Trust compensates the Adviser for providing business administration services for all share classes of the Funds. The Adviser shall be entitled to receive 0.05% of the average daily net assets of each Fund, computed daily and payable monthly, reflected
as “Business administration services” on the Statements of
Operations. Services encompass supervising all aspects of the management and operations of the Trust, including monitoring the Trust’s relationships with third-party service providers that may be retained from time to time by the Trust.
Administrative services
: The Trust has administrative services plans
under which the Trust compensates the Adviser for administrative services provided to all share classes of the Funds. Effective
July 31, 2024, this plan was terminated for the Institutional share classes. Due to the plan termination, the Adviser, out of its own resources, will bear costs and expenses incurred in
connection with the shareholder administrative services provided to Institutional Class shareholders of the Funds. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund shareholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.
Under the terms of a services agreement between the Adviser
and Citi Fund Services Ohio, Inc. (“CFSO”), CFSO provides certain accounting and administrative services to the Funds. These
services include, among other things, arranging for the payment of direct operating expenses of the Funds from the accounts of the Funds. Expenses incurred by the Funds for these services are included in “Custody and fund accounting” on the Statements of
Operations.
Year ended March 31, 2025 Year ended March 31, 2024
Shares $ Amount Shares $ Amount
Partners III Opportunity - Investor Class
Sales 135,055 1,637,637 54,18 8 598,793
Redemptions (89,318) (1,083,703) (252,082) (2,822,694)
Reinvestment of distributions 37,354 461,325 36,400 394,936
Net increase (decrease) 83,091 1,015,259 (161,49 4 ) (1,828,965)
Partners III Opportunity - Institutional Class
Sales 789,353 10,437,766 713,609 8,726,930
Redemptions (3,274,748) (44,050,383) (6,240,320) (77,210,364)
Reinvestment of distributions 1,756,129 24,146,780 1,818,25 2 21,637,214
Net increase (decrease) (729,266) (9,465,837) (3,708,45 9 ) (46,846,220)
Short Duration Income - Investor Class
Sales 764,403 9,111 , 727 1,237,907 14,523,956
Redemptions (845,872) (10,080,364) (2,400,049) (28,145,397)
Reinvestment of distributions 106,812 1,274 , 205 117,985 1,378,290
Net increase (decrease) 25,343 305,568 (1,044,157) (12,243,151)
Short Duration Income - Institutional Class
Sales 41,562,484 497,283 , 645 26,991,109 317,586,932
Redemptions (21,679,956) (259,036,862) (22,126,143) (260,620,887)
Reinvestment of distributions 3,596,305 43,020 , 087 2,820,151 33,088,765
Net increase (decrease) 23,478,833 281,266,870 7,685,117 90,054,810
Ultra Short Government
Sales 4,535,169 45,314,487 14,687,735 146,687,546
Redemptions (9,352,660) (93,467,585) (5,682,534) (56,765,673)
Reinvestment of distributions 696 , 857 6,963,834 631,018 6,281,414
Net increase (decrease) (4,120 , 634 ) (41,189,264) 9,636,219 96,203,287
Greater Than ($) Less Than or Equal To ($) Rate (%)
Conservative Allocation 0 0.60
Core Plus Income 0 0.40
Large Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Multi Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Nebraska Tax Free Income 0 0.40
Partners III Opportunity 0
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1.00
0.95
0.90
0.85
0.80
Short Duration Income 0 0.40
Ultra Short Government 0 0.30

Through July 31, 2025, the Adviser has agreed in writing to reimburse or to pay directly a portion of the Funds’ (excluding Partners III
Opportunity Fund) expenses to limit the net annual operating expense ratio (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses). The amount listed under “Due to Adviser” in the Statements of Assets and Liabilities is
net of any expenses waived/reimbursed by the Adviser. The current expense caps and dollar amount of expenses reimbursed during the year ended March 31, 2025, are as follows:
As of March 31, 2025, the controlling shareholder of the Adviser held shares totaling approximately 1%, 1%, 4%, 2% and 5% of the Core
Plus Income, Large Cap Equity, Multi Cap Equity, Partners III Opportunity and Ultra Short Government Funds, respectively.
(5) Distributions to Shareholders and Distributable Earnings
The tax character of distributions paid by the Funds for the past two tax years are summarized as follows (in U.S. dollars):
As of the tax year ended March 31, 2025, the components of net assets on a tax basis were as follows (in U.S. dollars):
Annual Operating Expense Ratio Cap*
Conservative
Allocation
Core Plus
Income
#
Large Cap
Equity
Multi Cap
Equity
Nebraska
Tax Free
Income
Short
Duration
Income
#
Ultra Short
Government
Annual Operating Expense Cap(%):
Investor Class 0.85 0.6 5 1.09 1.09 0.45 0. 6 5
Institutional Class 0.70 0.45 0.89 0.89 0. 45 0. 32
Expenses Reimbursed by the Adviser (in U.S. dollars):
Investor Class 77,862 566,696 — — 171,724 74,934
Institutional Class 119,413 1,512,002 — — 798,123 303,863
*
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
#
Prior to July 31, 2024, the annual operating expense ratio cap was 0.55% for the Investor Class.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2025 2024 2025 2024 2025 2024 2025 2024
Ordinary income 4,941,433 3,862,637 130,834,326 57,138,337 — — — —
Long-term capital gains 6,704,053 965,892 — — 92,486,248 45,403,853 41,412,551 9,505,301
Total distributions
+
11,645,486 4,828,529 130,834,326 57,138,337 92,486,248 45,403,853 41,412,551 9,505,301
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2025 2024 2025 2024 2025 2024 2025 2024
Ordinary income 52,802 75,387 91,741 1,803,150 45,106,797 35,352,192 7,356,263 6,922,114
Tax-exempt income 414,530 449,318 — — — — — —
Long-term capital gains — — 28,704,406 24,988,981 — — — —
Total distributions
+
467,332 524,705 28,796,147 26,792,131 45,106,797 35,352,192 7,356,263 6,922,114
+
Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Conservative
Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Nebraska Tax
Free Income
Cost of investments 189,723,253 3, 258 , 906 , 6 0 9 517,003,217 275.063.608 19,359,296
Gross unrealized appreciation 48,486,665 35,764,67 3 358,622,989 295,842,286 3,658
Gross unrealized depreciation (1,830,662) (49,789,850) (17,860,827) (4,852,097) (861,471)
Net unrealized appreciation (depreciation)
^
46 ,656,003 (14,025,17 7 ) 340,762,162 290,990,189 (857,813)
Undistributed ordinary income 1,249,399 1,637,334 — — —
Qualified late year ordinary loss deferral — — (430,356) (57,680) —
Undistributed tax-exempt income — — — — 35,367
Undistributed long-term gains 379,450 — 125,032,787 44,932,389 —
Capital loss carryforwards — (7,090,580) — — (454,557)
Paid-in capital 188,678,143 3,234,947,268 391,602,907 229,561,430 19,970,919
Net assets 236,962,995 3,215,468,845 856,967,500 565,426,328 18,693,916

The Large Cap Equity, Multi Cap Equity and Partners III Opportunity Funds elected to defer ordinary losses arising after December 31,
2024, and the Short Duration Income Fund elected to defer post-October capital losses incurred after October 31, 2024. These losses are treated for tax purposes as arising on April 1, 2025.
Capital loss carryforwards represent tax basis capital losses that may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The character and utilization of the carryforwards are as follows (in U.S. Dollars):
(6) Securities Transactions
Purchases and proceeds from maturities or sales of investment securities of the Funds for the year ended March 31, 2025 excluding fund merger transactions, in-kind transactions, short-term securities and U.S. government obligations, are summarized as follows (in U.S.
dollars):
(a) Options Written
The locations in the Statements of Assets and Liabilities as of March 31, 2025, of the Funds’ derivative positions, none of which are designated as hedging instruments, are as follows (in U.S. dollars):
Transactions in derivative instruments during the year ended March 31, 2025, are recorded in the following locations in the Statements of
Operations (in U.S. dollars):
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Cost of investments 231,011,91 6 1,172 , 656 , 38 7 141,884,920
Gross unrealized appreciation 193,333,12 0 8,497,559 1,735
Gross unrealized depreciation (8,029,148) (13,296,433) (4,464)
Net unrealized appreciation (depreciation)
^
185,303,97 2 ( 4, 798 ,8 7 4 ) (2,729)
Undistributed ordinary income — 692,222 476,260
Qualified late year ordinary loss deferral (107,959) — —
Undistributed long-term gains 10,866,928 — —
Capital loss carryforwards — (2,296,485) (23,083)
Dividend Payable — — (457,620)
Post October capital loss deferral — (6,079) —
Paid-in capital 219,888,664 1,157,687,386 141,752,081
Net assets 415,951,605 1,151,278,170 141,744,909
+
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales and deemed dividends.
Core Plus
Income
Multi Cap
Equity
Nebraska Tax
Free Income
Short Duration
Income
Ultra Short
Government
Short term (no expirations) 811,180 — — 154,140 19,181
Long term (no expirations) 6,279,400 — 454,557 2,142,345 3,902
Capital loss carryforwards utilized — 604,072 — — —
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Purchases 24,105,597 724,040,803 283,072,344 85,444,388 409,312 95,724,395 423,283,340 199,996
Proceeds 37,483,169 204,762,352 360,894,996 126,802,026 4,008,272 115,493,872 289,531,840 1,701,151
Fund Type of Derivative Location
Value of
Asset Derivatives
Value of
Liability Derivative
Average
Month-End
Notional Amount
Gross
Notional Amount
Outstanding
Partners III Opportunity Equity call options written Options written, at value — (223,500) 1,379,333 40,000
Fund Type of Derivative Location
Realized
Gain (Loss) Location
Change in
Unrealized Gain
(Loss)
Partners III Opportunity Equity call options written Net realized gain (loss) - options written 314,488 Net unrealized appreciation (depreciation) - options written 207,343

(7) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2025, are as follows (in U.S. dollars):
(8) Non-Controlled Affiliated Issuers
Non-controlled affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:
(9) Financial Instruments With Off-Balance Sheet Risks
Options contracts written and securities sold short result in off-balance sheet risk as the Funds’ ultimate obligation to satisfy the terms of the contract or the sale of securities sold short may exceed the amount recognized in the Statements of Assets and Liabilities.
The Funds are required to maintain collateral in a segregated account to provide adequate margin as determined by the broker.
The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Funds earn a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statement of Operations. As of
March 31, 2025, the Funds had the following unfunded loan commitments (in U.S. dollars):
(10) Contingencies
Each Fund indemnifies the Trust’s officers and trustees for
certain liabilities that might arise from their performance of their duties to each of the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general
indemnifications. The Funds’ maximum exposure under these
arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
However, based on experience, the Funds expect the risk of loss to be remote.
(11) Margin Borrowing Agreement
The Partners III Opportunity Fund has a margin account with its prime broker, Northern Trust Securities, Inc., under which the
Fund may borrow against the value of its securities, subject to regulatory limitations. Interest accrues at the National Finance
Base Lending Rate (“NFBLR”) plus a minimum of 0.75% to a
maximum of 2.25% depending on the average balance. The
NFBLR was 9% at March 31, 2025. Interest is accrued daily and paid monthly. The Partners III Opportunity Fund did not hold a cash balance with the broker at March 31, 2025.
Fund Security
Acquisition
Date
(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets(%)
Core Plus Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 6,900,000 6,900,000 6,997,083 0.2
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 3,097,250 3,097,250 3,140,593 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 2,486,250 2,486,250 2,526,595 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 1,950,000 1,950,000 1,968,921 0.1
Short Duration Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 2,250,000 2,250,000 2,281,658 0.2
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 3,250,000 3,250,000 3,271,957 0.3
(a) Acquisition date represents the initial purchase date of the security.
Value
3/31/2024
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value
3/31/2025
Shares as of
3/31/2025
Dividend
Income
Partners III Opportunity
CoreCard Corp. $5,690,750 $- $- $- $3,944,900 $9,635,650 515,000 $ —
Fund Borrower
Principal
Value
Commitment
Amount Value
Unrealized
Appreciation/
Depreciation
Core Plus Income Brightwood Capital Offshore Fund V U Rn LLC 16,100,000 16,100,000 16,326,527 226,527
Core Plus Income Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1 22,900,000 22,900,000 22,900,000 —
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 1,667,750 1,667,750 1,691,089 23,339
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 1,338,750 1,338,750 1,360,474 21,724
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 1,050,000 1,050,000 1,060,188 10,188
Short Duration Income Brightwood Capital Offshore Fund V U Rn LLC 5,250,000 5,250,000 5,323,868 73,868
Short Duration Income Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1 4,600,000 4,600,000 4,600,000 —
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 1,750,000 1,750,000 1,761,823 11,823
Total 54,656,500 55,023,969 367,469

The Partners III Opportunity Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the credit risk by monitoring credit exposure and the creditworthiness of the prime broker.
(12) Concentration of Credit Risk
Approximately 93.4% of the Nebraska Tax Free Income Fund’s
net assets are in obligations of political subdivisions of the State of Nebraska, which are subject to the credit risk associated with the non-performance of such issuers.
(13) Fair Value Measurements
Various inputs are used in determining the value of the Funds’
investments. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical
securities;
Level 2 – other significant observable inputs (including
quoted prices for similar securities);
Level 3 – significant unobservable inputs (including the Funds’
own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’
major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities and Exchange-traded funds.
Securities traded on
a national securities exchange (or reported on the NASDAQ
national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are
actively traded and valuation adjustments are not applied,
they are categorized in Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
Corporate and Municipal bonds.
The fair values of corporate and
municipal bonds are estimated using various techniques,
which may consider recently executed transactions in
securities of the issuer or comparable issuers, market
price quotations (where observable), bond spreads and
fundamental data relating to the issuer. Although most
corporate and municipal bonds are categorized in Level 2
of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset-backed securities.
The fair values of asset-backed
securities (including non-government agency mortgage-
backed securities and interest-only securities) are generally estimated based on models that consider the estimated
cash flows of each tranche of the entity, a benchmark yield
and an estimated tranche specific spread to the benchmark
yield based on the unique attributes of the tranche. Certain securities are valued principally using dealer quotations.
To the extent the inputs are observable and timely, the
values are categorized in Level 2 of the fair value hierarchy;
otherwise they are categorized as Level 3.
U.S. Government securities.
U.S. Government securities are
normally valued using a model that incorporates market
observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued principally using dealer quotations. U.S.
Government securities are categorized in Level 1 or Level 2
of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
U.S. agency securities.
U.S. agency securities are comprised of
two main categories consisting of agency issued debt and
mortgage-backed securities. Agency issued debt securities
are generally valued in a manner similar to U.S. Government
securities. Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities
and mortgage pass-through certificates. Mortgage-backed
securities are generally valued using dealer quotations.
Depending on market activity levels and whether quotations
or other data are used, these securities are typically
categorized in Level 2 of the fair value hierarchy.
Restricted and/or illiquid securities.
Restricted and/or illiquid
securities for which quotations are not readily available
are valued in accordance with procedures approved by
the Trust’s Board of Trustees. Restricted securities issued
by publicly traded companies are generally valued at a
discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities are valued
by reference to comparable public entities or fundamental
data relating to the issuer or both. Depending on the
relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments.
Listed derivatives, such as the Funds’
equity option contracts and warrants, that are valued based
on closing prices from the exchange or the mean of the
closing bid and ask prices are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the market activity levels.
The following is a summary of inputs used, in U.S. dollars, as of
March 31, 2025, in valuing the Funds’ assets and liabilities carried at fair value. The Schedule of Investments for each Fund provides a detailed breakdown of each category. For the year ended
March 31, 2025, there were no transfers into or out of Level 3.
A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.
Conservative Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 97,392,969 — — 97,392,969
Corporate Bonds — 499,738 — 499,738
Asset-Backed Securities — 12,923,418 — 12,923,418
Commercial Mortgage-Backed
Securities — 3,281,163 — 3,281,163
Mortgage-Backed Securities — 17,276,853 — 17,276,853
U.S. Treasuries — 82,921,061 — 82,921,061
Cash Equivalents 2,206,729 19,877,325 — 22,084,054
Total Investments in Securities 99,599,698 136,779,558 — 236,379,256

(14) Changes in Accountants
On September 27, 2024, The Funds replaced their existing
independent registered public accounting firm, Ernst & Young LLP
(“E&Y”), with Deloitte & Touche LLP. There were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
(15) Segment Reporting
The Funds have adopted FASB Accounting Standards Update
(“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements
to Reportable Segment Disclosures. Adoption of the standard
impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources
to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the
President of the Funds. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible
for oversight functions of the Funds, using the information
presented in the financial statements and financial highlights.
(16) Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes
(Topic 740) – Improvements to Income Tax Disclosures. This ASU
requires greater disaggregation of disclosures related to income taxes paid. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning
Core Plus Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 355,601,775 — 355,601,775
Corporate Convertible Bonds — 500,000 — 500,000
Asset-Backed Securities — 515,458,758 23,373,745 538,832,503
Commercial Mortgage-Backed
Securities — 270,781,020 — 270,781,020
Mortgage-Backed Securities — 1,091,534,862 — 1,091,534,862
Municipal Bonds — 491,798 — 491,798
Term Loan — 7,467,188 — 7,467,188
U.S. Treasuries — 883,886,174 — 883,886,174
Cash Equivalents 92,690,146 — — 92,690,146
Short-Term Securities Held as
Collateral for Securities on
Loan 2,814,188 — — 2,814,188
Total Investments in Securities 95,504,334 3,125,721,575 23,373,745 3,244,599,654
Large Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 844,181,636 — — 844,181,636
Cash Equivalents 13,583,743 — — 13,583,743
Total Investments in Securities 857,765,379 — — 857,765,379
Multi Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 541,894,274 3,901,950 — 545,796,224
Cash Equivalents 3,488,649 16,768,924 — 20,257,573
Total Investments in Securities 545,382,923 20,670,874 — 566,053,797
Nebraska Tax Free Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Municipal Bonds — 18,025,931 — 18,025,931
Cash Equivalents 475,552 — — 475,552
Total Investments in Securities 475,552 18,025,931 — 18,501,483
Partners III Opportunity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 399,494,990 — — 399,494,990
Cash Equivalents 8,085,807 8,958,591 — 17,044,398
Total Investments in Securities 407,580,797 8,958,591 — 416,539,388
Liabilities:
Options Written (223,500) — — (223,500)
Short Duration Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 59,551,797 — 59,551,797
Corporate Convertible Bonds — 3,000,000 — 3,000,000
Asset-Backed Securities — 377,667,466 9,866,488 387,533,954
Commercial Mortgage-Backed
Securities — 91,457,647 — 91,457,647
Mortgage-Backed Securities — 348,261,947 — 348,261,947
U.S. Treasuries — 246,780,918 — 246,780,918
Cash Equivalents 31,065,496 — — 31,065,496
Short-Term Securities Held as
Collateral for Securities on
Loan 120,063 — — 120,063
Total Investments in Securities 31,185,559 1,126,719,775 9,866,488 1,167,771,822
Ultra Short Government
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Asset-Backed Securities — 96,760 — 96,760
Cash Equivalents 12,138,032 129,647,399 — 141,785,431
Total Investments in Securities 12,138,032 129,744,159 — 141,882,191

after December 15, 2024. The Funds are in the process of
evaluating the effect of this ASU.
(17) Subsequent Events
Management have evaluated the impact of all subsequent
events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial
statements.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of The Weitz Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Weitz Funds (the "Trust") comprising the Conservative
Allocation Fund, Core Plus Income Fund, Large Cap Equity Fund, Multi Cap Equity Fund, Nebraska Tax Free Income Fund, Partners III
Opportunity Fund, Short Duration Income Fund, and Ultra Short Government Fund (the “Funds”), including the schedules of investments, as of March 31, 2025, the related statements of operations, changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds comprising The Weitz Funds as of March 31, 2025, and the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The statement of changes in net assets for the year ended March 31, 2024, and the financial highlights for each of the four years in the period ended March 31, 2024, were audited by other auditors whose report dated May 22, 2024, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March
31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
May 22, 2025
We have served as the auditor of one or more of The Weitz Funds investment companies since 2025.

OTHER INFORMATION
Tax Information
Of the distributions paid during the fiscal year, the amounts that may be considered qualified dividend income and for corporate shareholders, the amounts that may qualify for the corporate dividends received deduction, are summarized as follows (in U.S.
dollars):
The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ended December 31, 2024, which was reported in conjunction with your 2024 Form 1099-DIV.
Conservative
Allocation
Core Plus
Income
Partners III
Opportunity
Qualified dividend income 1.048.625 166,8 00 2,335,082
Corporate dividends received deduction 804,625 — 1,722,782

Board of Trustees
Lorraine Chang
Steven M. Hill
Alison L. Maloy
Elizabeth L. Sylvester
Dana E. Washington
Andrew (Drew) S. Weitz
Wallace R. Weitz
Justin B. Wender
Officers
Andrew S. Weitz, President
Shar M. Bennett, Vice President & Assistant
Treasurer
James J. Boyne, Vice President & Treasurer
Thomas D. Carney, Vice President
John R. Detisch, Vice President, Secretary &
Chief Compliance Officer
Bradley P. Hinton, Vice President
Wallace R. Weitz, Vice President
Investment Adviser
Weitz Investment Management, Inc.
Blackstone Plaza
3555 Farnam Street, Suite 800
Omaha, NE 68131
888-859-0698
Custodian
Citibank, N.A.
Distributor
Weitz Securities, Inc.
Transfer Agent and Dividend Paying Agent
Ultimus Fund Solutions, LLC
Investors should consider carefully the investment objectives, risks, and charges and expenses of a fund before investing. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at weitzinvestments.com or from a ﬁnancial advisor. Please read the prospectus carefully before investing.
05/22/2025

AR 03.31.25

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration paid to Directors/Trustees, Officers, and others, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Weitz Funds

By (Signature and Title)                    /s/ Andrew S. Weitz
                                                Andrew S. Weitz, Principal Executive Officer

Date    5/22/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Andrew S. Weitz
                                                Andrew S. Weitz, Principal Executive Officer

Date   5/22/2025

By (Signature and Title)                    /s/ James J. Boyne
                                                James J. Boyne, Principal Financial Officer

Date   5/22/2025